UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2017

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 76.05%

Corporate-Backed 2.48%

Burke Co Dev - Oglethorpe Power	2.40	%#(a)	1/1/2040	A-		$3,005	$2,973,808
CA Poll Ctl - Waste Mgmt	1.55%		2/1/2019	A-		3,475	3,487,232
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B		1,925	1,995,571
Montgomery Co IDA - Peco Generation	2.50	%#(a)	10/1/2030	BBB		5,000	5,020,550
Montgomery Co IDA - Peco Generation	2.55	%#(a)	6/1/2029	BBB		5,000	5,022,100
Niagara Area Dev Corp - Covanta†	4.00%		11/1/2024	BB-		1,000	1,000,590
NJ EDA - Sch Facs	5.00%		11/1/2024	BBB+		5,000	5,642,650
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		3,500	3,745,140
Valdez Marine Term - BP Rmkt	5.00%		1/1/2018	A1		9,075	9,075,000
Total							37,962,641

Education 5.27%

CA State Univ Sys	5.00%		11/1/2020	Aa2		5,000	5,479,700
CA State Univ Sys	5.00%		11/1/2020	Aa2		1,700	1,863,098
Chicago Brd Ed	5.00%		12/1/2022	BB-	(c)	1,000	1,061,090
Cleveland State Univ	5.00%		6/1/2019	A+		1,265	1,323,848
Curators Univ Sys	5.00%		11/1/2019	AA+		5,000	5,304,000
IA HI Ed - Wartburg Clg	2.50%		10/1/2020	BB-	(c)	2,735	2,670,235
IL Fin Auth - Noble Chtr Sch	4.00%		9/1/2019	BBB		1,720	1,774,455
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2019	NR		280	289,951
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		1,535	1,705,278
NC Cap Facs - High Point Univ	5.00%		5/1/2018	A-		1,640	1,658,270
NY Dorm - Mt Sinai Sch Med	4.00%		7/1/2020	A-		3,000	3,154,260
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2021	A-		2,000	2,205,800
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		1,000	1,023,640
NY Dorm - SUNY	4.00%		7/1/2020	Aa3		2,000	2,112,880
NY Dorm - SUNY	5.00%		7/1/2021	Aa3		2,000	2,218,680
PA Hi Ed - PA State Univ Sys	5.00%		6/15/2020	Aa3		3,710	3,987,694
Texas A&M Univ	5.00%		5/15/2023	AAA		11,355	13,211,997
Troy Cap Res Corp - RPI	5.00%		8/1/2021	A3		445	491,026
Troy Cap Res Corp - RPI	5.00%		8/1/2022	A3		1,000	1,127,790
Univ of MA Bldg Auth	5.00%		11/1/2021	Aa2		5,150	5,771,038
Univ of NC - Chapel Hill	1.312% (1 Mo. LIBOR * .67 + .40	%)#	12/1/2041	AAA		11,875	11,956,937
VA College Bldg Auth	5.00%		2/1/2021	AA+		9,350	10,268,357
Total							80,660,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 17.59%

Arlington Co GO	5.00%		8/15/2020	AAA	$5,165	$5,613,167
Boston GO	5.00%		4/1/2021	AAA	5,000	5,533,600
CA State GO	1.63% (1 Mo. LIBOR * .70 + .70	%)#	12/1/2028	AA-	8,000	8,054,400
CA State GO	1.713% (1 Mo. LIBOR * .70 + .76	%)#	12/1/2031	AA-	2,000	2,024,400
CA State GO	5.00%		9/1/2020	AA-	10,000	10,882,100
CA State GO	5.00%		11/1/2024	Aa3	5,000	5,998,650
Chicago GO	5.00%		1/1/2021	BBB+	6,355	6,789,746
Clackamas Co Sch Dist - North Clackamas	5.00%		6/15/2019	AA+	1,250	1,311,037
CT State GO	5.00%		2/15/2021	A+	6,350	6,561,328
CT State GO	5.00%		8/15/2021	A+	5,000	5,485,850
Dallas ISD PSF GTD	5.00	%#(a)	2/15/2036	AAA	5,000	5,357,750
GA State GO	4.00%		10/1/2022	AAA	10,000	11,063,200
HI State GO	5.00%		11/1/2021	AA+	5,000	5,602,950
Honolulu GO	2.03% (MUNISPA * 1 + 1.32	%)#	9/1/2026	Aa1	3,500	3,500,420
Honolulu GO	2.03% (MUNISPA * 1 + 1.32	%)#	9/1/2027	Aa1	3,500	3,500,420
Honolulu GO	2.03% (MUNISPA * 1 + 1.32	%)#	9/1/2028	Aa1	2,500	2,500,300
IL State GO	5.00%		2/1/2020	BBB-	820	853,448
IL State GO	5.00%		6/1/2020	BBB-	14,735	15,422,093
IL State GO	5.00%		11/1/2023	BBB-	10,000	10,784,100
Kansas City GO	5.00%		10/1/2020	AA-	1,345	1,456,702
Los Angeles CCD	2.00%		8/1/2022	AA+	775	788,973
Met Nashville & Davidson Co	5.00%		7/1/2021	AA	7,500	8,338,950
Miami Dade Co Sch Brd COP	5.00%		11/1/2019	A+	6,500	6,866,145
Nassau Co GO	5.00%		1/1/2021	A+	18,405	20,075,070
NJ EDA - Motor Vehicle Surcharge Sub Rev	4.00%		7/1/2022	BBB+	3,000	3,123,990
NJ State GO	5.00%		6/1/2019	A-	13,400	14,004,206
Northside ISD PSF GTD	2.00	%#(a)	6/1/2039	Aaa	975	978,373
Northside ISD PSF GTD	2.00	%#(a)	8/1/2044	Aaa	5,285	5,301,331
NY Dorm - Sch Dist Fin	5.00%		10/1/2021	A+	10,000	11,180,400
NYC GO	5.00%		8/1/2019	AA	14,885	15,665,421
NYC GO	5.00%		8/1/2019	AA	5,585	5,877,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	5.00%		8/1/2021	AA		$7,410	$8,249,775
PA State GO	5.00%		7/1/2019	Aa3		7,500	7,868,250
PA State GO	5.00%		8/15/2020	Aa3		10,000	10,790,100
Philadelphia Sch Dist	5.00%		9/1/2020	A2		2,500	2,673,875
Poughkeepsie GO	4.00%		5/4/2018	NR		1,200	1,202,016
Rangely CO Hosp Dist	4.50%		11/1/2021	Baa1		5,755	6,090,516
South Carolina GO	5.00%		10/1/2022	Aaa		7,500	8,627,025
WI State GO	5.00%		5/1/2020	Aa1		7,110	7,660,030
WI State GO	5.00%		11/1/2022	Aa1		5,000	5,751,550
Total							269,409,479

Health Care 11.54%

AK IDA - Yukon Koskokwim Hlth	3.50%		12/1/2020	NR		1,000	1,016,840
Antelope Valley Hlth	5.00%		3/1/2021	Ba3		1,860	1,954,674
AZ Hlth Facs - Phoenix Childrens Hsp	3.56% (MUNISPA * 1 + 1.85	%)#	2/1/2048	BBB+		11,500	11,684,460
CA Hlth - St Joseph Hlth	5.00	%#(a)	7/1/2034	AA-		1,800	2,052,594
CA Hlth - St Joseph Hlth	5.00	%#(a)	7/1/2043	AA-		5,000	5,286,700
CA Hlth Facs - Kaiser Permanente	5.00%		11/1/2027	AA-		5,200	6,564,272
CO Hlth Facs - Christian Living Nghbrhds	4.00%		1/1/2021	NR		350	365,057
CT Hlth & Ed - Yale New Haven Hsp	1.462% (1 Mo. LIBOR * .67 + .55	%)#	7/1/2049	AA-		10,000	10,003,000
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2025	Baa3		1,500	1,699,110
DC Hsp - Childrens Ntl Hsp	5.00%		7/15/2021	A1		1,215	1,344,871
Duluth EDA - St Lukes Hsp	4.75%		6/15/2022	NR		3,340	3,408,904
Eisenhower Med Ctr	5.00%		7/1/2026	Baa2		1,345	1,619,165
Fairfax Co IDA - Inova Hlth	5.00%		5/15/2022	AA+		8,160	9,315,130
Harris Co Cultural Ed - Baylor Clg / Med	5.00%		11/15/2020	A		1,850	2,014,650
Harris Co Cultural Ed - Baylor Clg / Med	5.00%		11/15/2021	A		1,350	1,507,950
IL Fin Auth - Northwestern Mem Hlth	5.00	%#(a)	7/15/2057	AA+		4,000	4,562,840
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(c)	1,225	1,352,572
IL Fin Auth - Presence Health	5.00%		2/15/2021	BBB-		5,095	5,487,213
IL Fin Auth - Presence Health	5.00%		2/15/2022	BBB-		4,000	4,388,760
IL Fin Auth - Rush Univ Med	5.00%		11/15/2019	A+		1,000	1,056,760
IL Fin Auth - Rush Univ Med	5.00%		11/15/2020	A+		500	541,430
IL Fin Auth - Rush Univ Med	5.00%		11/15/2021	A+		695	770,282
Karnes Co Hsp Dist	4.00%		2/1/2019	A	(c)	1,040	1,049,963
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(c)	805	872,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Lancaster Co Hosp Auth - Bretheren Village	5.00%		7/1/2025	BB+	(c)	$650	$732,024
MA DFA - CareGroup	5.00%		7/1/2021	A-		5,000	5,528,800
MA DFA - Partners Hlth	2.21% (MUNISPA * 1 + .50	%)#)	7/1/2038	AA-		5,000	5,002,150
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%		7/1/2020	BBB		3,000	3,219,450
MI Fin Auth - Henry Ford Hlth	5.00%		11/15/2022	A3		1,750	1,980,107
MI Fin Auth - Trinity Health	5.00%		12/1/2026	AA-		2,250	2,722,792
MI Fin Auth - Trinity Health	5.00%		12/1/2027	AA-		1,250	1,536,363
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2020	Baa3		1,235	1,297,330
Montgomery Co IDA - Einstein Hlthcare	5.00%		1/15/2021	Baa3		2,000	2,142,140
Morgan Co Hosp - USDA Replacement Proj	2.75%		9/1/2019	NR		2,030	2,019,647
MS Equip Facs - MS Baptist Hlth	3.01% (MUNISPA * 1 + 1.30	%)#	8/15/2036	BBB+		7,000	7,018,130
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2018	BB+		1,000	1,002,730
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2019	BB+		1,450	1,485,757
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%		2/15/2020	BB+		1,305	1,364,391
NC Med - Southminster	5.00%		10/1/2023	NR		750	839,070
New Hope Ed Facs - Childrens Hlth	5.00%		8/15/2023	Aa2		1,000	1,155,160
NH Hlth & Ed - Hillside Village†	3.50%		7/1/2022	NR		400	402,260
NJ Hlth - AHS Hsp Corp	5.00%		7/1/2022	AA-		2,500	2,836,975
NJ Hlth - Hackensack Meridian Hlth	5.00%		7/1/2026	NR		3,900	4,725,045
NJ Hlth - Univ Hosp (AGM)	5.00%		7/1/2021	AA		900	996,147
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2019	BBB-		1,500	1,542,555
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2020	BBB-		1,000	1,041,560
NY Dorm - Orange Regl Med Ctr†	4.00%		12/1/2021	BBB-		1,200	1,263,444
Owensboro Health	5.00%		6/1/2025	Baa3		1,400	1,599,752
Palomar Hlth	5.00%		11/1/2021	BBB-		500	546,680
Philadelphia Hsps - Temple Univ Hlth	5.00%		7/1/2022	BBB-		2,000	2,201,480
Rockville Eco Dev - Ingleside at King Farm	2.50%		11/1/2024	BB	(c)	1,400	1,404,718
San Buenaventura - Cmnty Mem Hlth	5.75%		12/1/2018	BB+		1,800	1,852,992
Sartell Hlth Care - Country Manor	4.00%		9/1/2020	NR		1,435	1,473,214
SE Port Auth - Memorial Hlth	5.00%		12/1/2022	BB	(c)	3,750	3,958,837
South Central Reg Med Ctr	1.70%		3/1/2020	NR		7,500	7,460,400
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2022	A1		1,000	1,125,530
South Miami Hlth Fac - Baptist Hlth	5.00%		8/15/2023	A1		1,350	1,548,653
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2019	A+		1,230	1,306,580
St Paul Hsg - HlthEast Care Sys	5.00%		11/15/2020	A+		1,255	1,367,787
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%		11/15/2020	BB	(c)	1,240	1,240,124
Tarrant Co Cultural - Buckner	3.875%		11/15/2022	NR		550	551,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Tempe IDA - ASU Mirabella†	4.00%		10/1/2023	NR		$2,060	$2,072,154
Tulsa Co Industrial Auth - Montereau	5.00%		11/15/2026	BBB-	(c)	500	584,425
WA Hlth - Fred Hutchinson Cancer Ctr	2.148% (1 Mo. LIBOR * .67 + 1.10	%)#	1/1/2042	A		4,000	3,999,720
WA State GO	5.00%		8/1/2023	AA+		5,000	5,848,300
WI Hlth & Ed - American Baptist	3.50%		8/1/2022	NR		500	503,135
WI Hlth & Ed - Tomah Hosp	2.65%		11/1/2020	NR		3,375	3,342,229
WI PFA - Mary’s Woods†	3.00%		11/15/2022	BB	(c)	1,100	1,103,817
Total							176,865,489

Housing 0.24%

CA Stwde - CHF-Irvine LLC	5.00%		5/15/2020	Baa1		575	626,675
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2021	Baa1		825	922,614
CA Stwde - CHF-Irvine LLC	5.00%		5/15/2022	Baa1		1,000	1,150,580
WA Hsg - Emerald Heights	4.00%		7/1/2018	A-	(c)	1,000	1,013,260
Total							3,713,129

Lease Obligations 3.74%

Broward Co Sch Brd COP	5.00%		7/1/2020	Aa3		7,350	7,938,073
Buncombe Co Ltd Oblig	5.00%		6/1/2019	AA+		800	838,824
Buncombe Co Ltd Oblig	5.00%		6/1/2020	AA+		750	809,880
CA Pub Wks - Dept of Correction	5.00%		1/1/2020	A+		5,000	5,326,300
CA Pub Wks - Lease Rev	5.00%		10/1/2026	A+		1,500	1,849,845
CA Pub Wks - Lease Rev	5.00%		10/1/2027	A+		3,300	4,126,056
KY Ppty & Bldgs Commn - Proj #112	5.00%		11/1/2021	A1		5,000	5,546,050
Los Angeles Co Pub Wks	5.00%		8/1/2019	AA		1,000	1,055,330
Los Angeles Mun Impt Corp	5.00%		3/1/2019	AA-		9,500	9,887,885
Los Angeles Mun Impt Corp	5.00%		11/1/2020	AA-		5,405	5,920,421
New Jersey Transp Tr Fnd Auth	5.00%		6/15/2019	BBB+		1,250	1,296,388
NJ EDA - Sch Facs	5.00%		6/15/2022	Baa1		900	983,466
NJ EDA - Sch Facs	5.00%		6/15/2025	Baa1		1,250	1,414,888
NJ EDA - Sch Facs (AMBAC)	5.50%		12/15/2019	BBB+		5,000	5,302,350
South Florida Wtr Mgt Dist COP	5.00%		10/1/2021	AA		1,235	1,375,074
South Florida Wtr Mgt Dist COP	5.00%		10/1/2022	AA		1,500	1,707,045
Twin Rivers USD COP (AGM)	3.20	%#(a)	6/1/2041	AA		1,910	1,912,368
Total							57,290,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 3.29%

Black Belt Energy - RBC	4.00	%#(a)	7/1/2046	A1	$8,000	$8,481,440
Black Belt Energy - RBC	4.00	%#(a)	8/1/2047	A1	2,125	2,288,774
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2020	BBB-	500	540,350
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2021	BBB-	1,105	1,227,920
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2022	BBB-	1,250	1,410,587
CA Infra & Econ Dev - Segerstrom Center	5.00%		7/1/2023	A-	5,725	6,643,576
CA Infra - Paul Getty Trust	1.406% (3 Mo. LIBOR * .70 + .37	%)#	4/1/2038	AAA	7,500	7,496,775
CA St Infra - LA Co Museum of Art	1.748% (1 Mo. LIBOR * .70 + .65	%)#	12/1/2050	A3	4,000	4,000,000
Florence Twn IDA - Legacy Trad Sch	4.00%		7/1/2018	Ba1	110	110,909
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2022	A1	4,040	4,451,716
Phoenix IDA - Basis Schs†	3.00%		7/1/2020	BB	1,090	1,083,264
SC Transp Infra Bank	5.00%		10/1/2020	A1	6,470	7,032,696
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2022	A3	5,000	5,645,650
Total						50,413,657

Special Tax 1.65%

Allentown Neighborhood Impt†	5.00%		5/1/2022	Ba1	1,050	1,144,395
Brea Redev Agy	5.00%		8/1/2019	AA-	2,000	2,110,000
Brea Redev Agy	5.00%		8/1/2020	AA-	2,100	2,285,136
CA Reassmt Dist 12/1 Irvine	4.00%		9/2/2018	BBB+	1,250	1,271,550
CT Spl Tax - Trans Infra	5.00%		9/1/2020	AA	6,500	6,992,180
CT Spl Tax - Trans Infra	5.00%		9/1/2021	AA	5,000	5,499,000
Emeryville Redev Agy	5.00%		9/1/2019	A+	1,000	1,055,830
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%		9/1/2021	AA	1,000	1,114,750
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%		9/1/2022	AA	3,370	3,845,136
Total						25,317,977

Tax Revenue 4.09%

AZ Transp Brd - Excise Tax	5.00%		7/1/2025	AA+	5,000	6,074,050
FL Dept Env Protn - Florida Forever	5.00%		7/1/2021	AA-	7,610	8,453,036
FL Dept Env Protn - Florida Forever	5.00%		7/1/2022	AA-	3,410	3,882,251
Jefferson Co - Sch Warrant	5.00%		9/15/2023	AA	2,000	2,307,660
LA Gas & Fuel Tax	5.00%		5/1/2025	AA	1,250	1,503,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

NM State Severance Tax	5.00%		7/1/2021	Aa2	$9,910	$11,007,830
NY UDC - PIT	5.00%		3/15/2031	AAA	7,875	9,563,242
NYC TFA - Future Tax	5.00%		11/1/2021	AAA	5,260	5,904,665
Orange Co Tourist Tax	5.00%		10/1/2025	AA-	7,500	9,106,575
Phoenix Civic Impt Corp - Light Rail Proj	5.00%		7/1/2019	AA	4,670	4,902,146
Total						62,704,905

Tobacco 1.82%

Golden St Tobacco	5.00%		6/1/2020	A+	5,300	5,723,152
Inland Empire Tobacco	4.625%		6/1/2021	NR	1,805	1,805,560
Railsplitter Tobacco Settlement Auth	5.25%		6/1/2021	A	6,010	6,692,916
Tobacco Settlement Auth WA	5.00%		6/1/2018	A	2,000	2,029,620
Tobacco Settlement Auth WA	5.00%		6/1/2019	A	4,990	5,224,280
Tobacco Settlement Fin Corp NJ	4.50%		6/1/2023	BBB+	4,745	4,810,149
TSASC	5.00%		6/1/2021	A	1,500	1,650,240
Total						27,935,917

Transportation 11.82%

Alameda Corridor Trsp Auth	5.00%		10/1/2019	A-	1,000	1,058,770
Bay Area Toll Auth	1.485% (3 Mo. LIBOR * .70 + .55	%)#	4/1/2045	AA	10,800	10,835,100
Bay Area Toll Auth	2.41% (MUNISPA * 1 + 1.70	%)#	4/1/2047	AA	8,000	8,036,080
Bay Area Toll Auth	4.00%		4/1/2029	AA-	1,200	1,360,428
Central TX Mobility Auth	5.00	%#(a)	1/1/2045	BBB+	5,000	5,428,150
Central TX Tpk	5.00	%#(a)	8/15/2042	A-	8,000	8,520,320
Chicago O’Hare Arpt	5.00%		1/1/2020	A	4,000	4,254,520
Chicago O’Hare Arpt	5.00%		1/1/2021	A	1,500	1,637,475
Chicago Trans Auth	5.00%		6/1/2025	NR	2,000	2,326,020
Cleveland Arpt (AGM)	5.00%		1/1/2021	AA	450	490,968
Cleveland Arpt (AGM)	5.00%		1/1/2022	AA	455	508,267
Cleveland Arpt (AGM)	5.00%		1/1/2023	AA	1,000	1,142,940
Denver City & Co Arpt	1.813% (1 Mo. LIBOR * .70 + .86	%)#	11/15/2031	A+	2,890	2,899,074

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth	2.098% (1 Mo. LIBOR * .67 + 1.05	%)#	9/1/2039	A-		$2,000	$2,025,080
E470 Pub Hwy Auth	5.00%		9/1/2019	A-		1,000	1,052,110
FL Tpk Auth - Dept Trans	5.00%		7/1/2020	Aa2		6,075	6,561,061
IL Reg Trans Dist	5.00%		7/1/2024	AA	(c)	2,000	2,351,740
IL Reg Trans Dist	5.00%		7/1/2025	AA	(c)	2,500	2,975,500
IL Toll Hwy Auth	5.00%		12/1/2019	AA-		7,500	7,961,850
LA Offshore Term Auth - LOOP	2.00	%#(a)	10/1/2040	BBB+		2,000	2,000,880
Los Angeles Dept Arpts - LAX	4.00%		5/15/2020	AA-		225	237,274
MD Dept Trans	5.00%		12/15/2021	AAA		10,000	11,280,000
MTA NY	1.462% (1 Mo. LIBOR * .67 + .55	%)#	11/1/2041	AA-		13,200	13,140,336
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2028	AA		1,500	1,800,390
NH Turnpike Sys	5.00%		10/1/2020	A+		5,000	5,427,850
NH Turnpike Sys	5.00%		10/1/2021	A+		5,000	5,561,350
NJ Tpk Auth	1.703% (1 Mo. LIBOR * .70 + .75	%)#	1/1/2030	NR		2,500	2,523,400
NJ Tpk Auth	5.00%		1/1/2020	A+		5,000	5,327,300
NJ Tpk Auth	5.00%		1/1/2027	A2		3,200	3,915,872
NJ Trans Trust Fund	5.00%		6/15/2023	A+		7,000	7,803,250
North TX Twy Auth	5.00%		1/1/2020	A1		2,500	2,660,100
North TX Twy Auth	5.00%		1/1/2022	A1		2,300	2,576,782
North TX Twy Auth	5.00%		1/1/2023	A1		4,050	4,637,209
NY Twy Auth	5.00%		5/1/2019	A-		15,725	16,403,062
OK Turnpike Auth	5.00%		1/1/2026	AA-		2,605	3,173,281
Southeastern PA Transp Auth GARVEE	5.00%		6/1/2018	AA-		1,280	1,297,574
St Louis Arpt - Lambert Intl Arpt (AGM)	5.00%		7/1/2022	AA		2,000	2,256,680
Triborough Brdg & Tunl Auth	5.00%		11/15/2021	AA-		5,000	5,616,850
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%		11/15/2021	A+		1,650	1,882,320
Wayne Co Arpt	5.00%		12/1/2020	A2		2,310	2,513,211
Wayne Co Arpt	5.00%		12/1/2021	A2		3,000	3,344,100
Wayne Co Arpt	5.00%		12/1/2022	A2		1,500	1,709,475
WI State Trans Rev	5.00%		7/1/2022	AA+		2,300	2,624,944
Total							181,138,943

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 12.52%

Austin City Water	5.00%		5/15/2021	AA	$3,505	$3,874,567
Austin City Water	5.00%		11/15/2025	Aa2	2,000	2,436,320
CA Dept Wtr Res Wtr - Central Valley	2.08% (MUNISPA * 1 + 1.37	%)#	12/1/2035	AAA	8,500	8,508,415
CA Dept Wtr Res Wtr - Central Valley	5.00%		12/1/2019	NR	205	218,346
Central Plains - Goldman Sachs	5.00%		9/1/2027	BBB+	1,305	1,553,811
Chicago Wastewater	5.00%		1/1/2021	A	1,000	1,082,220
Chicago Wastewater	5.00%		1/1/2022	A	2,000	2,209,800
Chicago Water	5.00%		11/1/2021	A	1,125	1,240,436
Chicago Water	5.00%		11/1/2022	A	1,000	1,123,650
Chicago Water (AGM)	5.00%		11/1/2028	AA	2,500	3,007,700
CO Public Auth - ML	5.75%		11/15/2018	A-	1,660	1,716,540
Detroit Water	5.00%		7/1/2021	A-	420	457,573
Detroit Water	5.00%		7/1/2022	A-	500	553,725
E Baton Rouge Swr Comm	1.453% (1 Mo. LIBOR * .70 + .50	%)#	2/1/2046	AA-	7,045	7,044,366
Farmington Poll Ctl - NM Pub Svc	1.875	%#(a)	4/1/2033	BBB+	4,000	3,992,040
Floyd Co Dev - GA Power	2.35	%#(a)	7/1/2022	A3	1,500	1,495,335
Guam Pwr Auth (AGM)	5.00%		10/1/2019	AA	1,000	1,051,500
Houston Util Sys	5.00%		11/15/2019	AA	2,485	2,639,716
Houston Util Sys	5.00%		5/15/2020	AA	5,000	5,373,800
IL Fin Auth - Clean Wtr Init	5.00%		7/1/2020	AAA	5,000	5,398,750
IL Fin Auth - Clean Wtr Init	5.00%		1/1/2023	NR	1,500	1,723,650
IL Fin Auth - Peoples Gas	1.875	%#(a)	2/1/2033	Aa3	6,500	6,569,615
IN Muni Pwr	5.00%		1/1/2022	A+	3,100	3,473,054
JEA Elec Sys	5.00%		10/1/2020	NR	150	162,920
JEA Elec Sys	5.00%		10/1/2020	A+	635	690,404
JEA Elec Sys	5.00%		10/1/2020	Aa3	4,490	4,888,083
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	2/15/2027	A1	4,000	3,938,760
Lehigh Co IDA - PPL Elec Util	1.80	%#(a)	9/1/2029	A1	3,000	2,952,330
Long Island Power Auth	1.603% (1 Mo. LIBOR * .70 + .65	%)#	5/1/2033	A-	10,000	10,008,100
Long Island Power Auth	5.00%		9/1/2026	A-	500	607,205
Long Island Power Auth	5.00%		9/1/2027	A-	500	614,395
Maricopa Co Poll Ctl - NM Pub Svc	2.40	%#(a)	6/1/2043	BBB+	7,500	7,603,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

MEAG - Proj 1	5.00%		1/1/2021	A	$7,000	$7,596,820
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	2,000	1,981,600
MO Joint Muni Elec Util Commn	5.00%		1/1/2020	A2	2,000	2,130,520
Modesto Irrigation Dist	5.00%		10/1/2021	A+	1,605	1,796,316
OH Air Quality - FirstEnergy	3.75	%#(a)	12/1/2023	Caa1	3,000	1,327,380
OH Air Quality - FirstEnergy	5.625%		6/1/2018	B1	2,000	1,995,360
PA Econ Dev - Waste Mgmt	1.50	%#(a)	11/1/2021	A-	3,000	3,001,050
Peninsula Ports Auth - Dominion	1.55	%#(a)	10/1/2033	BBB	3,000	2,993,310
Philadelphia Gas Works	5.00%		8/1/2019	A	7,500	7,876,350
Philadelphia Gas Works	5.00%		8/1/2020	A	2,000	2,158,380
Philadelphia Gas Works	5.00%		8/1/2022	A	750	847,245
Philadelphia Gas Works	5.00%		8/1/2023	A	850	978,614
Philadelphia Gas Works	5.00%		8/1/2024	A	800	935,936
Philadelphia Water & Wastewater	5.00%		7/1/2019	A+	2,390	2,507,708
Philadelphia Water & Wastewater	5.00%		7/1/2020	A+	4,500	4,857,750
Philadelphia Water & Wastewater	5.00%		11/1/2023	A1	900	1,050,498
Portland Sewer Sys	5.00%		10/1/2022	AA	5,000	5,744,000
PR Elec Pwr Auth(d)	5.25%		7/1/2018	Ca	2,000	662,500
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	4,350	4,860,298
SC Pub Svc Auth - Santee Cooper	5.00%		12/1/2021	A+	5,125	5,702,587
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2019	AA	1,750	1,849,488
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2020	AA	1,000	1,088,760
TEAC - Goldman Sachs	4.00	%#(a)	5/1/2048	A3	2,850	3,124,540
TEAC - Goldman Sachs	5.25%		9/1/2018	A3	5,755	5,889,379
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2018	A3	3,000	3,092,580
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2019	A3	1,000	1,056,890
Utility Debt Sec Auth - LIPA	5.00%		9/1/2022	A-	2,000	2,274,300
Western Muni Water Dist	1.50	%#(a)	10/1/2039	AA+	5,000	4,974,600
Wise Co IDA - VA Elec & Pwr Co	2.15	%#(a)	10/1/2040	A2	5,425	5,458,581
York Co EDA - VA Elec & Pwr Co	1.875	%#(a)	5/1/2033	A2	3,750	3,769,987
Total						191,794,328
Total Municipal Bonds (cost $1,167,012,548)						1,165,206,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s(a)	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 23.56%

Municipal Bonds 0.70%

General Obligation

Oyster Bay GO	2.50%	6/1/2018	NR	$2,750	$2,751,705
Rockland Co GO	2.50%	3/22/2018	NR	8,000	8,013,600
Total					10,765,305
Total Municipal Bonds (cost $10,775,139)					10,765,305

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 22.86%

Corporate-Backed 3.37%

Columbia IDB - Alabama Pwr	1.84%	1/2/2018	12/1/2037	A1	31,650	31,650,000
St James Parish - Nucor Steel	1.78%	1/3/2018	11/1/2040	A-	20,000	20,000,000
Total						51,650,000

Education 0.30%

Met Govt Nashville H & E - Fisk Univ	1.90%	1/4/2018	12/1/2020	NR	4,535	4,535,000

General Obligation 4.42%

Irvine Unified Sch Dist	1.60%	1/2/2018	9/1/2054	Aa2	6,400	6,400,000
NYC GO	1.75%	1/2/2018	8/1/2040	AAA	14,000	14,000,000
NYC GO	1.78%	1/2/2018	8/1/2038	AA	2,750	2,750,000
NYC GO	1.78%	1/2/2018	6/1/2044	AA	800	800,000
NYC GO	1.78%	1/2/2018	6/1/2044	AA	43,700	43,700,000
Total						67,650,000

Health Care 4.32%

AR DFA - Baptist Mem Hlth	0.75%	1/4/2018	9/1/2044	BBB+	15,000	15,000,000
IL Fin Auth - Advocate Hlth	1.75%	1/3/2018	11/1/2038	AA+	38,500	38,500,000
NJ Hlth - Christian Hlth Care Ctr	2.00%	1/4/2018	7/1/2038	A-	7,015	7,015,000
NM Hsp - Presbyterian Hlthcare	1.76%	1/2/2018	8/1/2034	AA	5,710	5,710,000
Total						66,225,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Housing 0.69%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.85%	1/2/2018	7/1/2039	Aaa	$1,980	$1,980,000
IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.85%	1/2/2018	7/1/2047	Aaa	8,600	8,600,000
Total						10,580,000

Money Market Securities 1.12%

NYC Muni Water	1.82%	1/2/2018	11/1/2022	AAA	17,140	17,140,000

Other Revenue 0.81%

Pima Co IDA - Clark Co Detention†	1.96%	1/4/2018	9/1/2033	AA	6,500	6,500,000
WI Hlth & Ed - Maranatha Baptist	2.46%	1/4/2018	8/1/2026	BBB+	5,900	5,900,000
Total						12,400,000

Tax Revenue 0.51%

NYC TFA - Future Tax	1.80%	1/2/2018	11/1/2022	AAA	7,830	7,830,000

Utilities 7.32%

Appling Co Dev - GA Power	1.84%	1/2/2018	9/1/2041	A-	46,600	46,600,000
Appling Co Dev - GA Power	1.84%	1/2/2018	9/1/2029	A-	4,600	4,600,000
NYC Muni Water	1.80%	1/2/2018	8/1/2031	AAA	11,955	11,955,000
NYC Muni Water	1.82%	1/2/2018	8/1/2022	AAA	3,850	3,850,000
St Lucie Co PCR - FL Pwr & Lt Co	1.78%	1/2/2018	9/1/2028	Aa2	45,185	45,185,000
Total						112,190,000

Total Variable Rate Demand Notes (cost $350,200,000)						350,200,000

Total Short-Term Investments (cost $360,975,139)						360,965,305

Total Investments in Municipal Bonds 99.61% (cost $1,527,987,687)						1,526,172,037

Cash and Other Assets in Excess of Liabilities 0.39%						5,977,823

Net Assets 100.00%						$1,532,149,860

Note: See Footnotes to Schedule of Investments on page 118 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,175,972,037	$—	$1,175,972,037
Variable Rate Demand Notes	—	350,200,000	—	350,200,000
Total	$—	$1,526,172,037	$—	$1,526,172,037

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.17%

Corporate-Backed 6.94%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B3		$2,300	$2,299,931
Babylon IDA - Covanta	5.00%		1/1/2019	AA		4,000	4,137,280
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR		3,600	4,052,016
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR		550	614,158
Burke Co Dev - Oglethorpe Power	2.40	%#(a)	1/1/2040	A-		4,000	3,958,480
CA Poll Ctl - Waste Mgmt AMT	3.00%		11/1/2025	A-		9,850	10,240,651
Citizens Property Insurance Corp	5.00%		6/1/2022	A+		12,500	13,943,750
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		1,750	1,910,983
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR		2,980	3,190,835
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B		3,915	4,058,524
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B		10,000	10,662,700
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B		4,195	4,278,942
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2026	B		3,365	3,560,103
IL State GO	5.00%		12/1/2034	Baa3		10,000	10,777,300
IN Fin Auth - US Steel	6.00%		12/1/2019	B		3,195	3,336,475
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2026	A1		9,425	10,961,275
Indianapolis Local Pub Impt - IND Arpt AMT	5.00%		1/1/2027	A1		8,300	9,612,396
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-		11,750	12,644,762
LA Citizens Property Insurance Corp (AGM)	5.00%		6/1/2022	AA		2,000	2,252,080
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		8,150	8,228,077
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB		6,780	7,575,294
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3		1,800	1,993,896
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR		1,500	1,520,850
Martin Co IDA - Indiantown Cogen AMT†	4.20%		12/15/2025	Baa2		6,000	6,154,500
Matagorda Co Nav Dist - AEP TX Central	4.00%		6/1/2030	A-		8,000	8,475,120
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR		2,570	1,542,000
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BB+		7,500	7,490,625
Niagara Area Dev Corp - Covanta†	4.00%		11/1/2024	BB-		6,420	6,423,788
NJ EDA - Continental Airlines AMT	4.875%		9/15/2019	BB-		1,650	1,704,863
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB-		6,775	7,612,051
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB-		13,820	15,237,103
NJ EDA - Sch Facs	5.00%		6/15/2030	A-	(c)	2,000	2,249,860
NJ EDA - Sch Facs	5.00%		6/15/2033	A-	(c)	2,000	2,217,500
NY Energy - Con Ed (XLCA)	2.45% (Auction Rate Based	)#	5/1/2032	A2		10,000	9,609,700
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2021	BB-		4,960	5,395,984
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR		3,730	3,879,797
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB		2,330	2,592,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB		$3,500	$3,810,695
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR		1,800	1,873,386
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR		3,750	3,883,312
OK DFA - Waste Mgmt	2.375	%#(a)	12/1/2021	A-		1,665	1,710,521
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB		6,715	7,258,714
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-		7,710	8,391,178
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		10,500	11,235,420
Syracuse IDA - Carousel Ctr AMT	5.00%		1/1/2030	Baa1		3,785	4,334,014
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-		5,000	5,482,300
Valdez Marine Term - BP	5.00%		1/1/2021	A1		10,000	10,889,100
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR		1,190	1,330,908
Valparaiso Facs - Pratt Paper AMT	6.75%		1/1/2034	NR		5,000	5,967,250
West Pace Coop Dist(d)	9.125%		5/1/2039	NR		4,900	2,842,000	(g)
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1		6,855	7,793,381
Whiting Env Facs - BP Rmkt	5.25%		1/1/2021	A1		5,000	5,480,750
WI PFA - TRIPS AMT	5.25%		7/1/2028	BBB		3,750	4,122,150
WI Pub Fin Auth - Celanese AMT	4.30%		11/1/2030	BBB-		2,125	2,206,302
Total							305,007,970

Education 5.87%

AZ Brd Regents COP - Univ of AZ	5.00%		6/1/2021	Aa3		6,745	7,451,201
CA Fin Auth - Biola Univ	5.00%		10/1/2028	Baa1		420	476,326
CA Fin Auth - Biola Univ	5.00%		10/1/2030	Baa1		430	484,722
CA Fin Auth - Biola Univ	5.625%		10/1/2023	Baa1		1,015	1,046,465
CA State Univ Sys	5.00%		11/1/2024	Aa2		5,000	5,616,750
CA State Univ Sys	5.00%		11/1/2026	Aa2		2,750	3,389,760
Carnegie Mellon Univ	5.00%		8/1/2028	AA		2,000	2,485,120
Carnegie Mellon Univ	5.00%		8/1/2029	AA		1,605	1,981,806
Chicago Brd Ed	5.00%		12/1/2034	BB-	(c)	3,000	3,101,790
Chicago Brd Ed	5.00%		12/1/2036	BB-	(c)	9,000	9,290,790
Clemson Univ	5.00%		5/1/2027	Aa2		5,700	6,971,385
Cleveland State Univ	5.00%		6/1/2024	A+		1,775	1,977,173
Clifton Higher Ed - Intl Ldrshp Sch	5.125%		8/15/2030	NR		3,500	3,745,840
CT Hlth & Ed - Quinnipiac Univ	5.00%		7/1/2033	A-		8,230	9,506,555
Cuyahoga CCD	5.00%		8/1/2020	Aa2		1,800	1,918,836
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2037	BB+		1,000	1,092,000
Fulton Co Dev - GA Tech Athletic Assoc	5.00%		10/1/2022	A2		7,480	8,454,420
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2020	Baa3		1,000	1,002,460
IL Fin Auth - IL Inst of Tech	6.50%		2/1/2023	Baa3		2,000	2,073,640
IL Fin Auth - Loyola Univ Chicago	5.00%		7/1/2025	A		8,620	9,616,213
IL Fin Auth - Noble Chtr Sch	5.00%		9/1/2025	BBB		1,500	1,682,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

IL Fin Auth - Univ Chicago	5.00%		10/1/2030	Aa2	$8,000	$9,407,600
MA DFA - Boston Med Ctr	5.00%		7/1/2021	BBB	2,855	3,123,456
MA DFA - Emerson Clg	5.00%		1/1/2026	BBB+	5,135	5,986,332
MA DFA - Emerson Clg	5.00%		1/1/2027	BBB+	2,700	3,143,853
MA DFA - Emerson Clg	5.00%		1/1/2028	BBB+	1,810	2,098,713
MA DFA - Emmanuel College	5.00%		10/1/2032	Baa2	5,000	5,776,400
MA DFA - Harvard Univ	5.00%		7/15/2030	AAA	11,880	14,569,038
MA Hlth & Ed - Harvard Univ	5.25%		11/15/2019	NR	695	717,893
Marietta Dev Auth - Life Univ	6.25%		6/15/2020	NR	1,150	1,174,599
NC Cap Facs - High Point Univ	5.00%		5/1/2032	A-	2,500	2,698,300
NH Hlth & Ed - Univ Sys of NH	5.50%		7/1/2020	AA-	1,890	1,999,582
NJ Ed Facs - Montclair State Univ	5.00%		7/1/2025	A1	410	490,795
NJ Ed Facs - Montclair State Univ	5.00%		7/1/2027	A1	3,560	4,294,784
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2026	A-	5,000	5,916,950
NY Dorm - Mt Sinai Sch Med	5.00%		7/1/2027	A-	10,000	11,713,800
NY Dorm - NYU	5.00%		7/1/2025	Aa2	500	608,575
NY Dorm - NYU	5.00%		7/1/2026	Aa2	1,600	1,988,800
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-	1,845	2,006,124
NY Dorm - Pace Univ	5.00%		5/1/2023	BBB-	980	1,106,685
NY Dorm - Pace Univ	5.00%		5/1/2023	NR	20	23,149
NY Dorm - Pace Univ	5.00%		5/1/2026	BBB-	980	1,090,407
NY Dorm - Pace Univ	5.00%		5/1/2026	NR	20	23,149
NY Dorm - SUNY	5.00%		7/1/2026	Aa3	2,000	2,409,480
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	4,880	5,834,235
NY Dorm - SUNY	5.00%		7/1/2027	Aa3	500	597,770
NY Dorm - SUNY	5.00%		7/1/2028	Aa3	4,110	4,879,269
NY Dorm - SUNY	5.00%		7/1/2029	Aa3	2,750	3,262,627
Pima IDA - American Leadership Acad†	4.75%		6/15/2037	NR	4,500	4,460,400
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2029	Baa1	1,500	1,678,665
Private Clgs & Univs Auth - SCAD	5.00%		4/1/2031	Baa1	1,360	1,514,591
Troy Cap Res Corp - RPI	5.00%		8/1/2024	A3	1,000	1,173,260
Troy Cap Res Corp - RPI	5.00%		8/1/2025	A3	2,630	3,137,327
Troy Cap Res Corp - RPI	5.00%		8/1/2026	A3	1,000	1,200,430
Troy Cap Res Corp - RPI	5.00%		8/1/2027	A3	1,600	1,911,568
Univ of CA	5.00%		5/15/2026	NR	4,635	5,382,672
Univ of CA	5.00%		5/15/2026	AA	10,365	12,112,124
Univ of CA	5.00	%#(a)	5/15/2048	AA	10,000	11,713,600
Univ of Houston	5.00%		2/15/2029	AA	10,280	12,332,608
Univ of NC - Chapel Hill	1.312% (1 Mo. LIBOR * .67 + .40%	)#	12/1/2041	AAA	7,125	7,174,162

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Univ of North Carolina - Wilmington	5.00%	6/1/2023	A1	$2,435	$2,807,847
Univ of North Carolina - Wilmington	5.00%	6/1/2024	A1	2,560	3,004,774
UT Brd Regents - Univ UT	5.00%	8/1/2022	AA+	3,500	3,998,260
Western MI Univ (AGC)	5.25%	11/15/2020	AA	3,980	4,109,708
Total					258,020,358

Financial Services 0.09%

Berks Co IDA - Tower Hlth	4.00%	11/1/2031	A	2,280	2,446,623
Berks Co IDA - Tower Hlth	5.00%	11/1/2030	A	1,315	1,543,481
Total					3,990,104

General Obligation 19.81%

Bellwood GO	5.875%	12/1/2027	A	5,000	5,792,750
Bellwood GO	6.15%	12/1/2032	A	3,770	4,404,039
CA State GO	1.713% (1 Mo. LIBOR * .70 + .76%)#	12/1/2031	AA-	5,000	5,061,000
CA State GO	5.00%	9/1/2021	AA-	15,500	17,325,280
CA State GO	5.00%	2/1/2022	AA-	20,000	22,564,000
CA State GO	5.00%	9/1/2023	AA-	6,100	7,145,967
CA State GO	5.00%	3/1/2025	AA-	7,000	8,456,700
CA State GO	5.00%	10/1/2027	AA-	10,000	11,588,900
CA State GO	5.00%	11/1/2027	Aa3	5,000	6,301,650
CA State GO	5.00%	9/1/2030	AA-	10,000	12,042,100
CA State GO	5.25%	3/1/2022	AA-	6,320	6,810,748
CA State GO	5.25%	9/1/2024	AA-	10,000	11,281,300
Carmel IN - Bond Bank	5.00%	7/15/2027	AA	2,305	2,792,646
Chabot/Las Positas CCD	5.00%	8/1/2023	AA	3,000	3,526,410
Chicago Brd Ed	5.00%	12/1/2022	B	13,200	13,354,308
Chicago Brd Ed	5.00%	12/1/2031	B	3,100	3,159,520
Chicago Brd Ed†	6.75%	12/1/2030	B	5,000	6,111,150
Chicago GO	5.00%	1/1/2022	BBB+	7,770	8,411,724
Chicago GO	5.00%	1/1/2024	BBB+	15,000	16,462,050
Chicago GO	5.00%	1/1/2025	BBB+	7,000	7,733,250
Chicago GO	5.00%	1/1/2031	BBB+	2,210	2,381,894
Chicago GO	5.00%	1/1/2034	BBB+	7,625	8,044,451
Chicago GO	5.125%	1/1/2027	BBB+	3,000	3,300,120
Chicago GO	5.25%	1/1/2028	BBB+	3,845	4,226,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago GO	5.625%	1/1/2030	BBB+	$1,835	$2,109,222
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,653,465
Chicago Met Water Reclmtn Dist	5.00%	12/1/2027	AA+	4,600	5,558,364
Clackamas Co Sch Dist - North Clackamas	5.00%	6/15/2025	AA+	1,450	1,725,515
Clark Co GO	5.00%	11/1/2027	AA+	10,775	12,911,036
Clark CO Sch Dist	5.00%	6/15/2027	AA-	6,500	7,799,740
Cook Co GO	5.00%	11/15/2020	AA-	5,000	5,428,900
Cook Co GO	5.00%	11/15/2021	AA-	5,000	5,541,600
Cook Co GO	5.00%	11/15/2025	AA-	6,000	6,668,580
Cook CO GO	5.25%	11/15/2023	AA-	10,510	11,687,540
CT State GO	5.00%	10/15/2024	A+	7,500	8,538,150
CT State GO	5.00%	10/15/2028	A+	12,500	14,606,500
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,552,885
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	240	261,818
FL Brd Ed	5.00%	6/1/2023	AAA	5,000	5,689,150
Fresno USD (NPFGC)(FGIC)	5.25%	2/1/2024	A+	3,285	3,907,573
Geneva USD	5.00%	1/1/2028	AA+	1,125	1,361,374
Geneva USD	5.00%	1/1/2029	AA+	2,200	2,646,468
Geneva USD	5.00%	1/1/2030	AA+	1,400	1,670,410
Hawaii GO	5.00%	4/1/2024	AA+	13,610	16,126,897
HI State GO	5.00%	8/1/2026	AA+	7,590	9,012,518
HI State GO	5.00%	10/1/2026	AA+	5,500	6,812,520
Honolulu GO	5.00%	10/1/2029	Aa1	10,000	12,030,800
Houston GO	5.00%	3/1/2023	AA	4,000	4,594,040
Houston GO	5.00%	3/1/2024	AA	2,000	2,346,120
IL State GO	5.00%	2/1/2020	BBB-	2,175	2,263,718
IL State GO	5.00%	7/1/2022	BBB-	6,500	6,941,220
IL State GO	5.00%	8/1/2023	BBB-	5,350	5,756,119
IL State GO	5.00%	6/1/2024	BBB-	10,000	10,836,500
IL State GO	5.00%	8/1/2024	BBB-	14,565	15,455,941
IL State GO	5.00%	11/1/2026	BBB-	10,000	10,986,700
IL State GO	5.00%	1/1/2027	BBB-	12,010	13,090,660
IL State GO	5.00%	11/1/2027	BBB-	5,000	5,477,600
IL State GO	5.00%	2/1/2028	BBB-	13,620	14,864,596
IL State GO	5.00%	11/1/2028	BBB-	27,920	30,525,215
IL State GO	5.00%	2/1/2029	BBB-	5,440	5,906,643
IL State GO	5.00%	11/1/2029	BBB-	2,800	3,030,188
IL State GO	5.00%	11/1/2029	BBB-	5,000	5,436,650
IL State GO	5.25%	7/1/2030	BBB-	5,430	5,842,191
IL State GO	5.25%	2/1/2034	BBB-	3,295	3,524,332
IL State GO	5.50%	7/1/2038	BBB-	5,000	5,425,650
LA State GO	5.00%	8/1/2025	AA-	8,660	10,236,120

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

LA State GO	5.00%		5/1/2028	AA-	$11,180	$13,212,859
Los Angeles CCD	4.00%		8/1/2027	AA+	700	819,462
Los Angeles CCD	5.00%		8/1/2024	AA+	7,250	8,737,918
Los Angeles GO	5.00%		9/1/2021	AA	5,180	5,813,566
Los Angeles USD	5.00%		7/1/2026	Aa2	10,000	12,483,400
Lubbock GO	5.00%		2/15/2026	AA+	11,810	14,105,864
Luzerne Co GO (AGM)	5.00%		11/15/2022	AA	2,250	2,546,978
Luzerne Co GO (AGM)	5.00%		11/15/2023	AA	2,500	2,872,850
Luzerne Co GO (AGM)	5.00%		11/15/2024	AA	4,000	4,646,440
MA State GO	5.00%		8/1/2024	Aa1	5,000	5,971,150
MA State GO	5.00%		9/1/2024	Aa1	1,505	1,719,357
Montgomery Co GO	5.00%		11/1/2023	AAA	8,475	10,009,992
Nassau Co GO	5.00%		1/1/2025	A+	6,515	7,654,669
Nassau Co GO (AGM)	5.00%		1/1/2026	AA	10,000	12,083,100
NC Ltd Oblig	5.00%		5/1/2027	AA+	7,500	9,347,925
NJ State GO	5.00%		6/1/2027	A-	3,650	4,273,968
NJ State GO	5.00%		6/1/2029	A-	5,000	5,774,600
NV State GO	5.00%		11/1/2026	AA	7,500	9,043,350
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2021	AA	1,500	1,681,125
NY Dorm - Sch Dist (AGM)	5.00%		10/1/2023	AA	2,500	2,937,650
NYC GO	5.00%		10/1/2021	AA	6,000	6,710,580
NYC GO	5.00%		8/1/2022	AA	10,010	11,133,322
NYC GO	5.00%		8/1/2025	AA	12,000	13,966,680
NYC GO	5.00%		8/1/2025	AA	10,000	11,874,200
NYC GO	5.00%		8/1/2026	AA	5,235	5,864,456
Ohio St GO	5.00%		5/1/2025	Aa1	5,000	6,066,900
PA State GO	5.00%		1/15/2028	Aa3	10,000	12,028,100
Peralta CCD	5.00%		8/1/2021	AA-	3,000	3,351,060
Philadelphia Sch Dist (AGM)	5.00%		6/1/2030	AA	5,000	5,730,450
Philadelphia Sch Dist (AGM)	5.00%		6/1/2031	AA	5,000	5,701,200
Port Oakland AMT	5.00%		11/1/2023	A	5,095	5,940,872
Port Oakland AMT	5.00%		11/1/2024	A	6,100	7,236,674
Port Oakland AMT	5.00%		11/1/2025	A	2,875	3,466,934
PR Comwlth GO (AGM)	5.25%		7/1/2024	AA	855	913,969
PR Comwlth GO (AMBAC)	5.50%		7/1/2019	Ca	550	562,254
PR Comwlth GO TCRS (AMBAC)	4.50%		7/1/2023	Ca	1,620	1,581,719
PR Pub Bldg Auth GTD (AMBAC)	10.00	%#(a)	7/1/2035	Ca	4,245	4,464,636
RI State GO	5.00%		8/1/2022	AA	6,480	7,377,998
RI State GO	5.00%		8/1/2029	AA	7,500	9,297,225
San Francisco City & Co USD	4.00%		6/15/2021	Aa2	9,740	10,306,576
San Francisco Co USD	5.00%		6/15/2027	Aa2	5,000	5,946,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

TX State GO	5.00%	10/1/2022	AAA		$13,000	$14,921,530
TX State GO	5.00%	10/1/2026	AAA		10,000	11,855,800
TX State GO	5.00%	10/1/2028	AAA		6,810	8,535,109
WA State GO	5.00%	8/1/2022	AA+		14,245	15,885,597
WA State GO	5.00%	1/1/2024	AA+		5,000	5,326,300
Wake Co Ltd Ob	4.00%	12/1/2031	AA+		5,000	5,591,500
WI State GO	5.00%	11/1/2022	Aa1		5,205	5,987,364
Total						870,481,845

Health Care 12.31%

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		2,160	2,235,686
Alachua Co Hlth - East Ridge Ret Vlg	5.00%	11/15/2024	BB	(c)	4,000	4,404,280
Alachua Co Hlth - East Ridge Ret Vlg	5.625%	11/15/2029	BB	(c)	1,000	1,098,570
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	2,004,500
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	6,012,660
Antelope Valley Hlth	5.00%	3/1/2031	Ba3		5,000	5,472,450
AR DFA - Baptist Mem Hlth	3.26% (MUNISPA * 1 + 1.55%)#	9/1/2044	BBB+		12,000	12,117,840
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(c)	2,020	2,215,273
AZ Hlth Facs - Phoenix Childrens Hsp	3.56% (MUNISPA * 1 + 1.85%)#	2/1/2048	BBB+		14,500	14,732,580
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	6,551,160
Banner Health	5.00%	1/1/2028	AA-		5,000	6,194,250
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		3,450	3,623,949
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,749,363
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,139,430
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,272,900
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,531,334
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	4,183,019
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,456,247
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,683,782
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2031	A+		1,150	1,390,764
CA Hlth - Lucile Packard Childrens Hsp	5.00%	8/15/2032	A+		1,250	1,501,938
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,581,414
CA Hlth Facs - Cedars-Sinai Med Ctr	5.00%	11/15/2026	Aa3		5,000	6,160,350
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2027	AA-		7,700	9,720,172
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2030	A-		3,305	3,819,324
CA Stwde - Fountainview Gonda	3.00%	8/1/2021	AA-		240	240,245
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2029	BB		5,000	5,654,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		$4,500	$5,011,695
CA Stwde - So Cal Presbyterian†	6.25%	11/15/2019	BBB+	(c)	700	745,850
Camden CO Impt Auth - Cooper Hlth	5.00%	2/15/2023	BBB+		3,000	3,401,220
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2024	BBB+		3,730	4,303,786
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2025	BBB+		1,250	1,428,488
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2027	BBB+		1,000	1,130,660
Church Home of Hartford†	3.25%	9/1/2021	BB	(c)	500	500,240
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2029	AA-		7,090	8,443,977
Clarke Co Hsp - Piedmont Hlth	5.00%	7/1/2030	AA-		4,500	5,332,770
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		595	617,354
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	629,658
CO Hlth Facs - Christian Living Nghbrhds	5.00%	1/1/2031	NR		1,400	1,507,730
Comanche Co Hsp Auth	5.00%	7/1/2022	BB+		2,435	2,631,943
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,251,264
Cuyahoga Co Hsp - Metrohealth	5.00%	2/15/2037	NR		5,000	5,527,450
DC Hsp - Childrens Ntl Hsp	5.00%	7/15/2026	A1		1,700	2,043,196
Decatur Hsp - Wise Hlth	5.00%	9/1/2034	BB+		4,825	5,230,589
Decatur Hsp - Wise Hlth	5.25%	9/1/2029	BB+		800	889,536
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,726,297
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	NR		3,085	3,311,223
Eisenhower Med Ctr	5.00%	7/1/2029	Baa2		900	1,074,843
Eisenhower Med Ctr	5.00%	7/1/2031	Baa2		1,500	1,770,720
Eisenhower Med Ctr	5.00%	7/1/2033	Baa2		1,000	1,170,480
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,612,000
Franklin Hlth - Proton Therapy†	6.50%	6/1/2027	NR		5,000	5,186,100
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(c)	3,535	3,535,000
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(c)	2,000	2,084,060
Glendale IDA - Beatitudes	5.00%	11/15/2036	NR		1,500	1,548,285
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A-		385	391,630
Guadalupe Co - Seguin City Hospital	5.25%	12/1/2035	BB		3,000	3,290,430
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,871,161
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(c)	1,385	1,576,892
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(c)	985	1,016,047
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(c)	545	564,707
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	A-	(c)	1,500	1,689,840
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BB+		1,015	1,102,209
IL Fin Auth - Northwestern Mem Hlth	5.00%	7/15/2027	AA+		1,500	1,847,805
IL Fin Auth - Northwestern Mem Hlth	5.00%	7/15/2028	AA+		1,800	2,216,898
IL Fin Auth - Northwestern Mem Hlth	5.00%	7/15/2029	AA+		1,000	1,225,600
IL Fin Auth - Northwestern Mem Hlth	5.00%	7/15/2030	AA+		1,000	1,219,640
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA		2,500	2,663,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Plymouth Place	5.00%	5/15/2030	BB+	(c)	$1,690	$1,797,940
IL Fin Auth - Silver Cross Hsp	5.00%	8/15/2035	Baa1		4,500	4,976,235
Karnes Co Hsp Dist	5.00%	2/1/2024	A	(c)	1,710	1,850,887
Karnes Co Hsp Dist	5.00%	2/1/2034	A	(c)	1,000	1,077,480
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2037	BB	(c)	2,000	2,135,580
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,552,546
KY EDFA - Owensboro Hlth	5.00%	6/1/2029	Baa3		4,235	4,857,503
KY EDFA - Owensboro Hlth	5.00%	6/1/2032	Baa3		6,000	6,767,460
MA DFA - CareGroup	5.00%	7/1/2026	A-		5,985	7,229,760
MD Hlth & Hi Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,195,238
MD Hlth & Hi Ed - Western MD Hlth Sys	5.00%	7/1/2024	BBB		5,000	5,790,500
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		7,755	8,360,976
Meadville Med Center	6.00%	6/1/2036	NR		3,830	4,106,449
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	NR		2,960	3,334,410
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	NR		7,250	8,167,052
MI Fin Auth - Trinity Health	5.00%	12/1/2035	AA-		5,000	5,927,150
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		1,500	1,678,935
MN Agric & Econ Dev - Essential Hlth Rmkt (AGC)	5.50%	2/15/2025	AA		4,500	4,870,125
Montgomery Co IDA - Einstein Hlthcare	5.00%	1/15/2024	Baa3		4,000	4,494,800
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2026	Baa3		2,000	2,297,080
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2028	Baa3		3,000	3,408,750
Montgomery Co IDA - Whitemarsh	5.00%	1/1/2030	NR		2,000	2,072,780
Moon IDC - Baptist Homes Soc	5.00%	7/1/2020	NR		960	991,786
Moon IDC - Baptist Homes Soc	5.125%	7/1/2025	NR		4,600	4,938,422
Multnomah Co Hsp Facs - Mirabella	5.125%	10/1/2034	NR		4,000	4,273,200
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		10,500	11,333,700
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa2		3,000	3,323,700
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,690,530
NC Med - Southminster	5.00%	10/1/2031	NR		1,750	1,936,322
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		1,250	1,296,400
New Hope Cult Ed Facs - Crestview	5.00%	11/15/2031	BB+	(c)	850	910,920
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2026	Aa2		2,000	2,411,180
New Hope Ed Facs - Childrens Hlth	5.00%	8/15/2028	Aa2		3,170	3,825,556
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		1,200	1,206,780
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,845	1,845,184
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2023	AA-		2,750	3,189,670
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2024	AA-		3,200	3,781,952
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	AA-		70	71,270
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2028	NR		5,500	6,712,915
NJ Hlth - St Josephs Hlth	5.00%	7/1/2028	BBB-		1,300	1,492,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - St Josephs Hlth	5.00%	7/1/2029	BBB-		$1,605	$1,832,493
NJ Hlth - St Josephs Hlth	5.00%	7/1/2030	BBB-		1,100	1,249,754
NJ Hlth - St Josephs Hlth	5.00%	7/1/2031	BBB-		1,110	1,255,821
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,068,824
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,992,030
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2028	AA		2,000	2,351,740
NM Hsp - Haverland	5.00%	7/1/2032	BBB	(c)	1,000	1,063,160
NY Dorm - Mem Sloan Kettering	5.00%	7/1/2027	AA-		3,600	4,497,912
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Baa3		825	862,331
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,500	1,730,490
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2027	BBB-		1,300	1,502,540
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2028	BBB-		2,000	2,302,780
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,635,640
Palomar Hlth	5.00%	11/1/2036	BBB-		2,980	3,377,294
Palomar Hlth Care Dist COP	5.25%	11/1/2021	BBB-		3,090	3,296,165
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2028	BBB-		3,000	3,463,050
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2031	BBB-		750	850,583
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	AA-		10,000	10,860,900
Rockville Eco Dev - Ingleside at King Farm	2.50%	11/1/2024	BB	(c)	2,000	2,006,740
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,050	12,101,205
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR		1,000	1,091,690
SE Port Auth - Memorial Hlth	5.50%	12/1/2029	BB	(c)	750	832,118
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2026	A1		3,000	3,547,440
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2027	A1		3,620	4,304,035
South Miami Hlth Fac - Baptist Hlth	5.00%	8/15/2028	NR		2,625	3,106,425
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2023	A+		3,735	4,363,526
St Paul Hsg - HlthEast Care Sys	5.00%	11/15/2024	A+		4,500	5,362,020
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(c)	1,860	1,860,186
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		1,790	1,795,263
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		4,115	4,139,278
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2037	BBB-	(c)	1,250	1,438,825
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	NR		3,975	4,453,749
Univ of CA	5.00%	5/15/2033	AA-		11,500	14,037,705
Univ of CA	5.00%	5/15/2034	AA-		12,250	14,895,755
Vanderbilt Univ Med Ctr	5.00%	7/1/2031	NR		1,300	1,514,877
WA Hlth - Fred Hutchinson Cancer Ctr	2.148% (1 Mo. LIBOR * .67 + 1.10%)#	1/1/2042	A		4,000	3,999,720
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,265	1,375,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WA State GO	5.00%	8/1/2028	AA+		$10,395	$12,885,954
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	(c)	1,350	1,492,169
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,375	1,435,583
WI Hlth & Ed - American Baptist	5.00%	8/1/2037	NR		1,500	1,543,665
WI Hlth & Ed - Ascension Hlth	5.00%	11/15/2033	AA+		2,000	2,112,380
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A2		5,575	6,135,120
WI PFA - Mary’s Woods†	3.00%	11/15/2022	BB	(c)	1,100	1,103,817
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Ba1		3,450	3,731,692
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Ba1		2,275	2,427,652
Woodbury Hsg - St Therese	5.00%	12/1/2029	NR		1,000	1,062,930
Woodbury Hsg - St Therese	5.00%	12/1/2034	NR		1,000	1,048,740
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR		1,055	1,069,854
Total						540,720,648

Housing 0.67%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR		500	591,980
CA State GO	5.00%	11/1/2031	NR		10,000	12,352,700
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2024	Baa1		1,000	1,185,050
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2025	Baa1		1,000	1,200,730
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2026	Baa1		1,000	1,216,290
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2027	Baa1		750	906,473
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,574,460
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3		1,610	1,683,110
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2030	BBB-		2,500	2,745,050
NYC IDA - Yankee Stadium (FGIC)	2.861% (CPI Based )#	3/1/2021	Baa1		3,850	3,806,148
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	NR		60	61,070
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	(c)	1,130	1,171,595
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	(c)	1,000	1,131,100
Total						29,625,756

Lease Obligations 5.00%

Broward Co Sch Brd COP	5.00%	7/1/2021	Aa3		5,000	5,543,100
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A+		3,000	3,484,410
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+		19,195	23,620,215
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A+		3,250	3,582,735
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A+		1,000	1,119,010
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A+		4,200	4,746,714
Cuyahoga Co COP - Conv Hotel Proj	5.00%	12/1/2023	AA-		5,640	6,568,513
Dallas Civic Ctr (AGC)	5.00%	8/15/2021	AA		3,800	3,994,066
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A-		6,405	6,614,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA		$5,930	$6,544,170
Houston Co Coop Dist - Country Crossing(d)	10.00%	6/7/2013	NR		1,768	247,520	(g)
Hudson Yards	5.00%	2/15/2029	Aa3		3,500	4,279,555
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,000	3,351,300
IN Fin Auth - Stadium	5.25%	2/1/2029	AA+		2,500	3,017,875
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-		7,470	8,251,586
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	A1		10,000	11,960,300
LA PFA - Hurricane Recovery	5.00%	6/1/2023	A1		3,200	3,695,296
LA PFA - Hurricane Recovery	5.00%	6/1/2024	A1		6,840	8,046,302
Los Angeles Co COP - Disney Concert Hall	5.00%	9/1/2022	AA		1,250	1,428,038
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	Aa2		3,865	4,348,937
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	Aa2		6,915	7,780,827
Miami Dade Co Sch Dist GO	4.00%	3/15/2034	AA-		4,535	4,938,978
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		6,700	7,437,268
NJ EDA - Sch Facs	3.31% (MUNISPA * 1 + 1.60%)#	3/1/2028	BBB+		5,000	4,924,750
NJ EDA - Sch Facs	5.00%	6/15/2025	BBB+		5,085	5,755,762
NJ EDA - Sch Facs	5.00%	6/15/2034	A-	(c)	3,000	3,313,620
NJ EDA - Sch Facs	5.00%	6/15/2035	A-	(c)	1,000	1,101,180
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	1,400	1,535,800
NJ EDA - Sch Facs	5.25%	12/15/2020	BBB+		8,125	8,512,400
NJ EDA - Sch Facs	5.25%	9/1/2023	BBB+		6,545	7,067,815
NJ EDA - Sch Facs	5.25%	9/1/2025	BBB+		5,550	5,996,886
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,500	4,140,080
NJ EDA - Transit Proj	5.00%	5/1/2018	BBB+		1,425	1,439,122
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	A3		1,000	1,087,770
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+		3,140	3,143,548
NY UDC - Svc Contract	5.00%	1/1/2022	AA		3,705	3,952,049
NYC TFA - Bldg Aid	5.00%	7/15/2026	AA		1,750	2,099,195
NYC TFA - Bldg Aid	5.00%	7/15/2028	AA		1,500	1,779,810
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	Aa3		8,750	9,653,787
Philadelphia Redev Auth	5.00%	4/15/2022	A+		5,195	5,748,216
Philadelphia Redev Auth	5.00%	4/15/2028	A+		4,380	5,010,720
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,158,675
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA		1,000	1,141,490
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,168,770
South Florida Wtr Mgt Dist	5.00%	10/1/2027	AA		2,000	2,408,360
Total						219,741,220

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue 3.78%

Apache Co Poll Ctl - Tucson Elec	4.50%		3/1/2030		A-		$11,300	$12,370,223
Baker Correctional Dev	8.50%		2/1/2030		NR		1,224	989,616
Black Belt Energy - RBC	4.00	%#(a)	8/1/2047		A1		6,375	6,866,321
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2023		BBB-		1,000	1,146,800
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2026		BBB-		5,420	6,387,036
Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2027		BBB-		6,500	7,725,640
Brooklyn Arena LDC - Barclays Ctr (AGM)	4.00%		7/15/2029		AA		1,500	1,654,110
CA Infra & Econ Dev - Broad Museum	5.00%		6/1/2021		Aa1		5,425	6,046,380
CA Infra & Econ Dev - Gladstone Instn	5.25%		10/1/2026		A-		10,250	11,433,977
CA Infra & Econ Dev - Segerstrom Center	5.00%		7/1/2023		A-		5,730	6,649,378
CA Sch Fin Auth - Aspire†	5.00%		8/1/2036		BBB		1,600	1,787,872
Chester Co IDA - Collegium Chtr Sch	5.25%		10/15/2032		BB+		6,410	6,908,890
Clarksville Nat Gas Aquis Corp - ML	5.00%		12/15/2021		A3		2,380	2,641,253
Cleveland Arpt	5.00%		1/1/2028		A-		2,500	2,762,250
Cleveland Arpt	5.00%		1/1/2029		A-		2,500	2,761,225
Clifton Higher Ed - IDEA Pub Schs	3.75%		8/15/2022		BBB+		2,770	2,972,570
Clifton Higher Ed - IDEA Pub Schs	5.00%		8/15/2032		BBB+		915	999,509
Clifton Higher Ed - Uplift Education	5.70%		12/1/2025		BBB-		4,660	5,071,525
CT State Revolving Fund	5.00%		5/1/2029		AAA		2,000	2,467,960
CT State Revolving Fund	5.00%		5/1/2030		AAA		3,000	3,682,080
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2032		BBB		3,000	3,301,620
FL DFC - Renaissance Chtr Sch	7.50%		6/15/2033		BB	(c)	3,000	3,350,520
Florence Twn IDA - Legacy Trad Sch	5.75%		7/1/2033		Ba1		3,000	3,267,450
HI Dept Budget - Hawaiian Electric AMT	3.25%		1/1/2025		Baa2		5,000	5,209,850
Houston HI Ed - Cosmos Fndtn	4.00%		2/15/2022		BBB		605	626,768
Houston Hi Ed - Cosmos Fndtn	5.00%		2/15/2032		BBB		2,250	2,441,138
Indianapolis Local Pub Impt Bd Bk	5.00%		6/1/2024		A1		4,000	4,396,480
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2027		A3		5,000	5,953,300
Maricopa Co IDA - Paradise Schools†	5.00%		7/1/2036		BB+		2,500	2,634,350
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016		NR		700	420,000
Michigan St Strategic FD Escrow(h)	Zero Coupon		—	(i)	NR		400	40	(j)
MSR Energy Auth - Citi	6.125%		11/1/2029		BBB+		3,835	4,932,155
NY Dorm - PIT	5.25%		2/15/2023		Aa1		350	364,354
NYC Cultural - MOMA	4.00%		4/1/2027		AA		3,500	4,046,770
NYC Cultural - Whitney Museum	5.00%		7/1/2021		A		5,000	5,485,900
PA IDA - Economic Dev	5.00%		7/1/2020		A+		2,000	2,146,300
Philadelphia Gas Works	5.00%		10/1/2028		A		2,000	2,385,280
Phoenix IDA - Basis Schs†	5.00%		7/1/2035		BB		2,350	2,472,882
Rangely Co Hosp Dist	6.00%		11/1/2026		Baa1		2,400	2,698,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%	8/1/2023	A3	$9,365	$10,919,871
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2023	A3	5,000	5,623,150
Total					166,000,969

Special Tax 2.02%

Allentown Neighborhood Impt	5.00%	5/1/2031	Baa3	5,500	5,855,685
Allentown Neighborhood Impt†	5.00%	5/1/2032	Ba1	1,250	1,391,750
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020	A2	900	930,087
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020	BBB+	1,000	1,051,610
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022	BBB+	1,500	1,622,490
Emeryville Redev Agy	5.00%	9/1/2021	A+	3,185	3,554,078
Emeryville Redev Agy (AGM)	5.00%	9/1/2024	AA	1,950	2,330,543
Emeryville Redev Agy (AGM)	5.00%	9/1/2025	AA	2,650	3,172,659
Houston Co Coop Dist - Country Crossing(d)	10.00%	5/1/2039	NR	5,000	550,000	(g)
Miami World Ctr CDD	4.75%	11/1/2027	NR	750	792,758
MTA NY - Hudson Rail Yards	5.00%	11/15/2046	A2	22,000	23,177,880
Orange Co CFD	5.00%	8/15/2033	NR	1,400	1,579,186
Orange Co CFD	5.00%	8/15/2035	NR	1,000	1,123,660
Orlando Redev TIF	5.25%	9/1/2021	A	6,415	6,761,346
Pittsburg Redev Agy	5.00%	8/1/2020	A	1,680	1,822,766
Pittsburg Redev Agy (AGM)	5.00%	8/1/2021	AA	1,875	2,089,556
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2024	AA	2,930	3,473,544
Pittsburg Redev Agy - Los Medanos (AGM)	5.00%	9/1/2025	AA	3,500	4,203,745
Plaza Met Dist #1†	4.50%	12/1/2030	NR	4,300	4,404,490
Sparks Loc Impt Dists	6.50%	9/1/2020	NR	120	123,937
Sparks Tourism Impt Dist†	6.50%	6/15/2020	Ba3	3,080	3,118,562
St Louis IDA - Ballpark Vlg	4.375%	11/15/2035	NR	3,955	4,073,531
Village CDD #12	3.25%	5/1/2026	NR	3,995	4,078,336
Village CDD #9	5.00%	5/1/2022	NR	955	998,462
Village CDD #9	5.25%	5/1/2031	NR	1,700	1,844,738
Village CDD #9	5.75%	5/1/2021	NR	1,825	1,929,299
Village CDD #9	6.75%	5/1/2031	NR	2,325	2,640,921
Total					88,695,619

Tax Revenue 6.48%

AZ Transp Brd - Excise Tax	5.00%	7/1/2022	AA+	5,000	5,708,700
Bay Area Rapid Transit Dist	5.00%	7/1/2026	AA+	1,000	1,224,200
Cook Co Sales Tax	4.00%	11/15/2034	AAA	3,750	4,018,425
Dallas Area Rapid Trans	5.00%	12/1/2021	AA+	3,000	3,371,820

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

Dallas Area Rapid Trans	5.00%	12/1/2026	AA+		$7,245	$8,672,337
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	6,064,250
FL Dept Env Protn - Florida Forever	5.00%	7/1/2023	AA-		5,000	5,827,750
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	1,037,350
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	1,034,560
Jacksonville Sales Tax	5.00%	10/1/2021	A+		2,500	2,782,600
Jefferson Co - Sch Warrant	5.00%	9/15/2026	AA		2,400	2,897,712
Kansas Dept Trans	5.00%	9/1/2026	AAA		5,000	6,096,150
LA Gas & Fuel Tax	5.00%	5/1/2028	AA		2,000	2,480,460
LA Gas & Fuels Tax	5.00%	5/1/2027	AA		750	930,480
LA Stadium & Expo Dist	5.00%	7/1/2021	A2		1,030	1,140,406
MA Sch Bldg Auth - Sales Tax	5.00%	1/15/2029	AA+		6,385	7,626,627
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,426,829
Martin Hsp Dist	7.00%	4/1/2031	BBB	(c)	3,250	3,562,293
Met Atlanta Rapid Trans Auth	5.00%	7/1/2025	AA+		5,950	6,938,414
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,475,817
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+		5,020	5,546,648
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2028	BB+		10,070	10,859,387
MTA NY - Dedicated Tax	2.16% (MUNISPA * 1 + .45%)#	11/1/2026	AA		7,390	7,384,088
MTA NY - Dedicated Tax	5.00%	11/15/2027	AA		5,700	6,531,801
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,313,950
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	7,179,939
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	538,765
NY Dorm - PIT	5.00%	3/15/2023	AAA		10,000	11,323,300
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	17,174,670
NY Dorm - Sales Tax	5.00%	3/15/2028	AAA		11,645	14,144,832
NY St Dorm Auth - PIT	5.00%	2/15/2027	AAA		7,500	9,295,875
NY UDC - PIT	5.00%	3/15/2026	AAA		15,000	17,745,600
NY UDC - PIT	5.00%	3/15/2026	AAA		10,000	12,241,300
NY UDC - PIT	5.00%	3/15/2031	AAA		10,000	12,143,800
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA		10,000	11,123,300
Orange Co Tourist Tax	5.00%	10/1/2029	AA-		10,000	12,635,100
Phoenix Excise Tax	5.00%	7/1/2026	AA+		13,000	15,752,100
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,080,239
PR Corp Sales Tax(d)	5.00%	8/1/2040	Ca		2,000	805,000
PR Corp Sales Tax(d)	5.25%	8/1/2027	Ca		1,650	165,000
PR Corp Sales Tax(d)	5.25%	8/1/2041	Ca		5,470	547,000
PR Corp Sales Tax(d)	5.50%	8/1/2023	Ca		9,465	946,500
PR Corp Sales Tax(d)	5.50%	8/1/2028	Ca		8,630	863,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp. Sales Tax(d)	5.25%	8/1/2040	Ca	$8,000	$3,220,000
TX Trsp Commn	5.00%	4/1/2022	AAA	5,000	5,670,600
WI Trsp	5.00%	7/1/2024	AA+	5,000	5,963,000
WI Trsp	5.00%	7/1/2026	AA+	6,000	7,237,740
Total					284,749,714

Tobacco 4.55%

Buckeye Tobacco	5.125%	6/1/2024	B-	32,395	30,906,126
Buckeye Tobacco	5.75%	6/1/2034	B-	6,360	6,156,416
Buckeye Tobacco	5.875%	6/1/2030	B-	25,090	24,210,846
Golden St Tobacco	5.00%	6/1/2027	BBB	4,000	4,734,440
Golden St Tobacco	5.00%	6/1/2028	BBB	1,000	1,174,550
Golden St Tobacco	5.00%	6/1/2033	B+	14,715	14,715,294
Golden St Tobacco	5.125%	6/1/2047	B-	5,000	4,999,850
Golden St Tobacco	5.75%	6/1/2047	B3	5,000	5,034,500
Inland Empire Tobacco	4.625%	6/1/2021	NR	4,925	4,926,527
Inland Empire Tobacco	5.00%	6/1/2021	NR	2,780	2,780,890
MI Tob Settlement	5.125%	6/1/2022	B-	4,880	4,878,829
MI Tob Settlement	5.25%	6/1/2022	B-	6,545	6,545,000
MI Tob Settlement	6.00%	6/1/2034	B-	2,485	2,484,876
Nthrn AK Tobacco	4.625%	6/1/2023	Ba2	1,955	1,998,714
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,861,622
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	NR	8,500	8,514,705
RI Tob Settlement	5.00%	6/1/2027	BBB	2,500	2,862,125
RI Tob Settlement	5.00%	6/1/2028	BBB	2,000	2,271,100
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A	1,000	1,127,390
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A	1,000	1,121,470
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A	1,040	1,160,203
Tobacco Settlement Auth WA	5.00%	6/1/2021	A	6,880	7,597,928
Tobacco Settlement Auth WA	5.00%	6/1/2023	A	6,250	7,200,062
Tobacco Settlement Fin Corp LA	5.00%	5/15/2022	A	5,000	5,635,250
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	10,825	10,973,627
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	5,000	5,016,050
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	10,500	10,300,185
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-	10,000	9,999,800
TSASC	5.00%	6/1/2029	A-	5,775	6,803,874
Total					199,992,249

Transportation 18.31%

AK Intl Airports Sys	5.00%	10/1/2024	A1	750	890,760
AK Intl Airports Sys	5.00%	10/1/2027	A1	1,000	1,195,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

AK Intl Airports Sys	5.00%	10/1/2028	A1	$2,000	$2,384,120
AL Port Auth AMT (AGM)	5.00%	10/1/2026	AA	1,250	1,474,675
AL Port Auth AMT (AGM)	5.00%	10/1/2027	AA	2,000	2,380,400
AL Port Auth AMT (AGM)	5.00%	10/1/2028	AA	2,000	2,372,880
AL Port Auth AMT (AGM)	5.00%	10/1/2029	AA	3,500	4,136,160
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-	2,750	3,086,325
Alameda Corridor Trsp Auth	5.00%	10/1/2024	A-	5,000	5,875,300
Alameda Corridor Trsp Auth	5.00%	10/1/2026	A-	4,075	4,759,274
Atlanta Arpt	5.50%	1/1/2021	Aa3	3,000	3,327,720
Atlanta Arpt - PFC	5.00%	1/1/2029	AA-	2,500	2,930,950
Bay Area Toll Auth	1.485% (3 Mo. LIBOR * .70 + .55% )#	4/1/2045	AA	7,200	7,223,400
Bay Area Toll Auth	2.41% (MUNISPA * 1 + .70%)#	4/1/2047	AA	6,000	6,027,060
Bay Area Toll Auth	4.00%	4/1/2029	AA-	5,800	6,575,402
Central TX Mobility Auth	5.00%	1/1/2030	BBB+	800	926,440
Central TX Mobility Auth	5.00%	1/1/2031	BBB+	1,675	1,928,679
Central TX Mobility Auth	5.00%	1/1/2032	BBB+	2,000	2,295,600
Central TX Mobility Auth	5.00%	1/1/2033	BBB	3,010	3,344,802
Central TX Mobility Auth	5.75%	1/1/2020	BBB+	1,000	1,074,790
Central TX Tpk	5.00%	8/15/2025	BBB+	2,250	2,663,280
Central TX Tpk	5.00%	8/15/2026	BBB+	2,500	2,937,200
Central TX Tpk	5.00%	8/15/2027	BBB+	3,300	3,850,506
Central TX Tpk	5.00%	8/15/2028	BBB+	3,250	3,768,342
Central TX Tpk	5.00%	8/15/2033	BBB+	7,650	8,704,399
Chicago Midway Arpt	5.00%	1/1/2026	A	6,075	7,040,196
Chicago Midway Arpt AMT	5.00%	1/1/2023	A	3,000	3,389,190
Chicago O’Hare Arpt	5.00%	1/1/2022	A	3,230	3,545,862
Chicago O’Hare Arpt	5.00%	1/1/2031	A	6,500	7,514,260
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A	11,740	12,773,003
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	5,000	5,546,700
Chicago O’Hare Arpt AMT	5.00%	1/1/2024	A	6,410	7,444,061
Clark Co Arpt - McCarran Arpt (AGM)	5.00%	7/1/2022	AA	3,905	4,100,875
Cleveland Arpt (AGM)	5.00%	1/1/2025	AA	1,200	1,422,708
Cleveland Arpt (AGM)	5.00%	1/1/2026	AA	2,000	2,341,420
Cleveland Arpt (AGM)	5.00%	1/1/2027	AA	2,175	2,534,071
Delaware River Port Auth	5.00%	1/1/2027	A-	1,835	2,016,555
Delaware River Port Auth	5.00%	1/1/2028	A	7,500	8,755,875
Delaware River Toll Brdg Commn	5.00%	7/1/2029	A1	1,000	1,215,790
Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	1,920	2,325,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Delaware River Toll Brdg Commn	5.00%		7/1/2032	A1		$2,025	$2,431,559
Denver Arpt - United Airlines AMT	5.00%		10/1/2032	NR		3,750	4,105,575
E - 470 Hwy Auth	5.00%		9/1/2020	A-		900	971,064
FL Expwy Auth	5.00%		7/1/2028	A+		3,500	4,246,445
FL Tpk Auth - Dept Trans	5.00%		7/1/2025	AA		5,000	6,054,650
FL Tpk Auth - Dept Trans	5.00%		7/1/2026	Aa2		9,160	11,077,921
Foothill / Eastern Corridor Toll Rd	5.00	%#(a)	1/15/2053	BBB-		12,000	12,522,360
Greater Orlando Aviation AMT	5.00%		10/1/2029	A1		3,000	3,627,630
HI Arpts Sys AMT	5.00%		7/1/2022	A+		5,130	5,665,213
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB-		8,000	8,975,600
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB-		1,310	1,393,224
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2030	BB-		2,500	2,779,650
Houston Arpt AMT	5.00%		7/1/2021	A+		5,000	5,502,050
IL Reg Trans Dist	5.00%		7/1/2024	AA	(c)	4,025	4,732,877
IL Reg Trans Dist	5.00%		7/1/2025	AA	(c)	12,500	14,877,500
IL State GO	5.00%		11/1/2025	BBB-		10,000	10,925,800
IL State GO	5.00%		11/1/2027	BBB-		5,000	5,496,600
IL Toll Hwy Auth	5.00%		1/1/2027	AA-		1,000	1,162,540
IL Toll Hwy Auth	5.00%		1/1/2028	AA-		2,535	2,937,761
KY Tpk Auth	5.00%		7/1/2026	AA-		5,215	5,932,375
Los Angeles Dept Arpts - LAX	5.00%		5/15/2027	AA-		2,000	2,418,180
Los Angeles Dept Arpts - LAX	5.00%		5/15/2032	AA-		5,870	6,929,476
Louisville Regl Airport AMT	5.00%		7/1/2021	A+		1,250	1,378,188
Louisville Regl Airport AMT	5.00%		7/1/2022	A+		1,625	1,827,589
Louisville Regl Airport AMT	5.00%		7/1/2023	A+		2,250	2,573,122
MA Port Auth - Delta Airlines AMT (AMBAC)	2.544% (Auction Rate Based	)#	1/1/2031	NR		14,000	13,268,220
MD EDC - Maryland Port	5.125%		6/1/2020	Baa3		2,035	2,168,069
MD EDC - Maryland Port	5.125%		6/1/2020	Baa3		790	841,658
Miami Dade Co Aviation - MIA	5.00%		10/1/2025	A		3,690	4,379,956
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2021	A		1,500	1,665,540
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2022	A		1,550	1,758,677
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2027	A		5,145	6,050,263
Miami Dade Co Aviation - MIA AMT	5.00%		10/1/2028	A		3,500	4,099,060
Miami Dade Co Expwy Auth	5.00%		7/1/2022	A+		1,750	1,981,840
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+		2,500	2,895,450
Miami Dade Co Expwy Auth	5.00%		7/1/2023	A+		2,000	2,287,220
Miami Dade Co Expwy Auth	5.00%		7/1/2024	A+		3,500	3,954,020
Minneapolis / St Paul Met Arpts	5.00%		1/1/2028	A+		3,500	4,092,515
Minneapolis / St Paul Met Arpts	5.00%		1/1/2029	AA-		5,000	6,127,650
Minneapolis / St Paul Met Arpts	5.00%		1/1/2030	AA-		5,000	6,095,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

MTA NY	1.462% (1 Mo. LIBOR * .67 + .55%)#	11/1/2041	AA-	$8,800	$8,760,224
MTA NY	5.00%	11/15/2021	AA-	1,500	1,679,070
MTA NY	5.00%	11/1/2023	AA-	5,640	6,496,208
MTA NY	5.00%	11/15/2025	AA-	3,500	4,105,955
MTA NY	5.00%	11/15/2028	AA-	13,690	17,010,236
MTA NY	5.00%	11/15/2029	AA-	5,000	6,181,500
MTA NY	5.25%	11/15/2028	AA-	6,355	7,717,258
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	1,000	1,168,660
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2031	AA	1,000	1,186,090
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2021	Baa1	2,000	2,194,800
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2023	Baa1	3,000	3,412,230
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1	3,185	3,620,867
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	5,576,050
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,473,600
NJ Tpk Auth	5.00%	1/1/2023	A+	420	485,008
NJ Tpk Auth	5.00%	1/1/2024	A+	245	278,702
NJ Tpk Auth	5.00%	1/1/2028	A2	7,000	8,657,810
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,821,950
NJ Tpk Auth	5.00%	1/1/2031	A+	5,000	5,888,800
NJ Tpk Auth	5.00%	1/1/2033	NR	2,100	2,494,485
NJ Tpk Auth	5.00%	1/1/2034	NR	1,500	1,801,890
NJ Trans Trust Fund	5.00%	6/15/2028	A+	6,275	7,170,254
NJ Trans Trust Fund	5.75%	6/15/2020	BBB+	7,645	8,115,167
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA	10,165	11,210,775
North TX Twy Auth	5.00%	1/1/2023	A1	5,000	5,724,950
North TX Twy Auth	5.00%	1/1/2025	A1	5,000	5,843,400
North TX Twy Auth	5.00%	1/1/2031	A2	8,085	9,257,002
North TX Twy Auth	5.00%	1/1/2035	A1	3,500	4,132,905
North TX Twy Auth	5.00%	1/1/2035	A1	1,500	1,892,535
North TX Twy Auth	6.25%	1/1/2024	A	935	978,964
NV State Highway Rev	5.00%	12/1/2030	AAA	10,000	12,311,000
NY Dorm - PIT	5.00%	3/15/2023	AAA	8,500	9,844,190
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2032	Baa3	3,000	3,145,110
NY Trans Dev Corp - LaGuardia Airport AMT	4.00%	7/1/2033	Baa3	3,500	3,654,665
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2034	Baa3	2,250	2,499,728
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2022	Baa1	1,125	1,245,274
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	750	841,643
NY Twy Auth	5.00%	1/1/2022	A	1,600	1,791,888
NY Twy Auth	5.00%	1/1/2024	A	1,960	2,289,398
NY Twy Auth	5.00%	1/1/2026	A	5,115	6,126,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Twy Auth	5.00%	1/1/2028	A-	$2,470	$2,958,467
NY Twy Auth	5.00%	1/1/2029	A-	1,000	1,194,530
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A+	10,000	11,276,000
PA Tpk Commn	5.00%	12/1/2022	A1	3,500	3,994,060
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA	1,270	1,339,926
Phoenix Arpt	5.00%	7/1/2023	A+	7,000	7,567,210
Phoenix Arpt AMT	5.00%	7/1/2021	AA-	3,050	3,367,108
Phoenix Arpt AMT	5.00%	7/1/2022	AA-	1,500	1,692,510
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,246,898
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,786,600
Port Auth NY & NJ	5.00%	10/15/2026	AA-	5,605	6,793,260
Port Auth NY & NJ	5.00%	10/15/2027	AA-	4,750	5,749,400
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	6,000	6,425,580
Port Auth NY & NJ AMT	5.00%	9/1/2022	AA-	5,000	5,669,050
Port Auth NY & NJ AMT	5.00%	10/1/2022	AA-	5,810	6,600,683
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,103,230
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,439,350
PR Hwy & Trans Auth(d)	5.00%	7/1/2033	C	1,215	230,850
PR Hwy & Trans Auth(d)	5.50%	7/1/2023	C	4,305	817,950
PR Hwy & Trans Auth(d)	5.50%	7/1/2024	C	3,000	570,000
PR Hwy & Trans Auth (AGM)	5.25%	7/1/2032	AA	1,000	1,101,880
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,722,268
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	3,012,240
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	3,054,231
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	6,098,255
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	2,500	2,758,225
Salt Lake City Arpt AMT	5.00%	7/1/2030	A+	2,275	2,725,404
Salt Lake City Arpt AMT	5.00%	7/1/2031	A+	3,000	3,574,500
Salt Lake City Arpt AMT	5.00%	7/1/2032	A+	3,000	3,557,910
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	11,380,000
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,550	8,595,297
San Joaquin Hills Trsp Corridor	5.00%	1/15/2034	BBB	7,500	8,572,425
San Jose Arpt	5.00%	3/1/2026	A2	1,200	1,422,192
San Jose Arpt	5.00%	3/1/2027	A2	2,260	2,674,122
San Jose Arpt	5.00%	3/1/2028	A2	1,655	1,955,085
San Jose Arpt AMT	5.00%	3/1/2035	NR	1,500	1,768,965
South Jersey Trans Auth	5.00%	11/1/2021	BBB+	5,305	5,888,497
Southeastern PA Transp Auth - GARVEE	5.00%	6/1/2023	AA-	2,500	2,766,125
St Louis Arpt - Lambert Intl Arpt (AGM)	5.00%	7/1/2023	AA	5,000	5,768,400
St Louis Arpt - Lambert Intl Arpt (AGM)	5.00%	7/1/2024	AA	2,000	2,349,080
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,417,299
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,333,760
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,525	6,350,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Triborough Brdg & Tunl Auth	5.00%	11/15/2029	AA-	$5,650	$6,966,224
Triborough Brdg & Tunl Auth (NPFGC)(FGIC)	5.50%	11/15/2021	A+	2,595	2,960,376
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB	10,500	11,677,785
VA St Trans	5.00%	5/15/2025	AA+	8,140	9,841,993
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,098,600
Wayne CO Arpt AMT	5.00%	12/1/2026	A	1,590	1,895,057
Wayne CO Arpt AMT	5.00%	12/1/2027	A	2,000	2,369,440
WI State Trans Rev	5.00%	7/1/2024	AA+	4,600	5,485,960
WI State Trans Rev	5.00%	7/1/2025	AA+	7,600	9,244,412
Total					804,607,519

Utilities 12.34%

Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2024	AA	2,645	3,141,969
Albuquerque Bernalillo Co Wtr Util	5.00%	7/1/2025	AA	4,000	4,714,080
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,422,603
Anaheim Electric	5.00%	10/1/2030	AA-	2,750	3,066,140
Austin City Water	5.00%	11/15/2025	Aa2	2,000	2,436,320
CA Dept Wtr Res Wtr - Central Valley	2.08% (MUNISPA * 1 + 1.37%)#	12/1/2035	AAA	4,245	4,249,203
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2021	NR	45	50,577
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2022	NR	105	120,777
Central Plains - Goldman Sachs	5.00%	9/1/2027	A3	7,500	8,446,500
Central Plains - Goldman Sachs	5.00%	9/1/2035	BBB+	2,250	2,810,452
Chicago Wastewater	5.00%	1/1/2029	A	4,335	5,025,132
Chicago Wastewater	5.00%	1/1/2030	A	6,500	7,490,470
Chicago Water	5.00%	11/1/2024	A	8,690	10,063,281
Chicago Water	5.00%	11/1/2025	A	2,625	3,115,507
Chicago Water (AGM)	5.00%	11/1/2034	AA	6,275	7,371,117
Chicago Water (AGM)	5.00%	11/1/2035	AA	5,000	5,864,100
Chicago Water (AGM)	5.25%	11/1/2030	AA	5,510	6,683,685
Dallas Wtrwks & Swr	5.00%	10/1/2024	AAA	15,000	17,919,600
Detroit Sewer	5.00%	7/1/2034	BBB+	2,200	2,485,472
Detroit Sewer	5.00%	7/1/2035	BBB+	1,835	2,069,183
East Bay Utility Water District	5.00%	6/1/2028	AAA	6,300	7,668,360
Energy Northwest - Proj 1	5.00%	7/1/2027	Aa1	9,650	10,412,253
Fairfax Co Water	5.00%	4/1/2027	AAA	5,000	6,279,350
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A2	5,265	5,610,384
FL Muni Pwr Agy	5.00%	10/1/2029	A2	3,355	4,050,995
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	3,860,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Guam Waterworks Auth	5.00%		7/1/2029	A-	$1,000	$1,108,760
Guam Waterworks Auth	5.00%		7/1/2036	A-	1,000	1,114,380
HI Dept Budget - Hawaiian Electric AMT	3.10%		5/1/2026	Baa2	7,000	7,186,340
Houston Util Sys	5.00%		5/15/2022	AA	3,000	3,385,200
Houston Util Sys	5.00%		11/15/2022	AA	5,000	5,707,150
Houston Util Sys	5.00%		11/15/2023	AA	4,000	4,665,880
Houston Util Sys	5.00%		11/15/2026	AA	5,355	6,380,804
IL Fin Auth - Clean Wtr Init	5.00%		1/1/2027	NR	1,365	1,689,160
Imperial Irrigation Dist	5.00%		11/1/2032	AA-	2,000	2,400,360
IN Muni Pwr	5.00%		1/1/2025	A+	1,000	1,189,160
IN Muni Pwr	5.00%		1/1/2026	A+	1,200	1,446,060
IN Muni Pwr	5.00%		1/1/2033	A+	4,210	5,045,053
IN Muni Pwr	5.00%		1/1/2034	A+	4,000	4,770,240
JEA St Johns Riv Pwr Pk Sys	5.00%		10/1/2022	Aa2	1,625	1,718,194
Long Beach Nat Gas - ML	2.379% (3 Mo. LIBOR * .67 + 1.43	%)#	11/15/2026	A3	4,000	3,885,440
Long Island Power Auth	5.00%		9/1/2027	A-	6,000	7,270,680
Long Island Power Auth	5.00%		9/1/2034	A-	2,250	2,681,077
Los Angeles DWAP - Pwr Sys	5.00%		7/1/2022	NR	55	61,152
Los Angeles USD	5.00%		7/1/2023	Aa2	10,000	11,764,300
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2022	A1	5,005	5,517,162
Main St Nat Gas - ML	5.00%		3/15/2021	A-	2,500	2,726,400
MD EDC - Potomac Elec Rmkt	6.20%		9/1/2022	A	1,650	1,738,885
MEAG - Gen Resolution Projs	5.00%		1/1/2020	A	6,200	6,573,178
MEAG - Proj 1	5.00%		1/1/2021	A	4,185	4,541,813
MI Strat Fund - Detroit Edison	1.45	%#(a)	8/1/2029	Aa3	3,500	3,467,835
MI Strat Fund - Detroit Edison	1.45	%#(a)	9/1/2030	Aa3	1,000	990,800
MO Joint Muni Elec Util Commn	5.00%		1/1/2023	A2	2,000	2,279,760
MO Joint Muni Elec Util Commn	5.00%		1/1/2025	A2	1,500	1,736,490
Modesto Irrigation Dist	5.00%		7/1/2023	A+	1,780	2,075,694
Modesto Irrigation Dist	5.00%		7/1/2024	A+	3,720	4,321,078
Modesto Irrigation Dist	5.00%		7/1/2025	A+	8,410	9,716,578
New Orleans Sewer	5.00%		6/1/2021	A	400	439,648
North Sumter Co Util Dep Dist	5.00%		10/1/2032	A-	8,000	8,676,480
Northern CA Pwr - Hydroelec #1	5.00%		7/1/2026	A+	3,600	4,093,560
Northern IL Muni Power	5.00%		12/1/2025	A2	2,710	3,214,900
Northern IL Muni Power	5.00%		12/1/2026	A2	2,315	2,778,810
OH Air Quality - FirstEnergy	3.625	%#(a)	10/1/2033	CCC+	1,000	442,430
OH Air Quality - FirstEnergy	3.625	%#(a)	10/1/2033	CCC+	2,000	884,860
OH Air Quality - Firstenergy	3.75	%#(a)	12/1/2023	Caa1	10,865	4,807,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

OH Air Quality - FirstEnergy	5.70%		8/1/2020	Caa1	$3,750	$1,659,075
OH Air Quality - Firstenergy AMT	3.95	%#(a)	11/1/2032	Caa1	3,000	1,327,290
OH Wtr Dev Auth	5.00%		6/1/2023	AAA	5,500	6,412,780
OH Wtr Dev Auth	5.00%		6/1/2030	AAA	5,000	6,155,500
OH Wtr Dev Auth - Firstenergy AMT	3.95	%#(a)	11/1/2032	Caa1	6,000	2,654,580
Omaha Pub Pwr Dist	5.00%		2/1/2029	AA	5,000	6,039,050
PA Econ Dev - Philadelphia Biosolids	5.50%		1/1/2018	Baa3	1,030	1,030,000
PA Econ Dev - PPL Electric Utility Rmkt	4.00%		10/1/2023	A1	5,000	5,298,700
Philadelphia Gas Works	5.00%		8/1/2026	A	1,000	1,189,820
Philadelphia Gas Works	5.00%		8/1/2027	A	1,000	1,180,670
Philadelphia Gas Works	5.00%		8/1/2028	A	1,250	1,512,313
Philadelphia Gas Works	5.00%		8/1/2029	A	1,700	2,045,508
Philadelphia Gas Works	5.00%		8/1/2030	A	1,425	1,706,609
Philadelphia Water & Wastewater	5.00%		7/1/2022	A+	3,090	3,507,922
Philadelphia Water & Wastewater	5.00%		11/1/2029	A1	2,200	2,672,274
Phoenix Ariz Civic Impt Corp Wtr Sys Rev Rfdg-Jr Lien-Ser B	5.00%		7/1/2023	AAA	8,025	9,362,687
Phoenix Civic Impt Corp - Water Sys	5.00%		7/1/2027	AAA	5,010	5,911,099
Piedmont Muni Pwr Agy	5.00%		1/1/2022	A-	4,750	5,147,765
Piedmont Muni Pwr Agy	5.00%		1/1/2024	A-	7,920	8,573,638
Pima Co IDA - Tucson Elec	4.95%		10/1/2020	A-	10,640	11,500,563
Portland Sewer	5.00%		6/15/2022	AA	5,000	5,701,950
PR Aqueduct & Swr Auth	5.25%		7/1/2042	CC	3,625	2,242,969
PR Elec Pwr Auth(d)	5.00%		7/1/2037	Ca	1,035	342,844
PR Elec Pwr Auth(d)	5.00%		7/1/2042	Ca	2,390	791,688
PR Elec Pwr Auth(d)	5.50%		7/1/2038	Ca	2,350	778,438
PR Elec Pwr Auth(d)	7.00%		7/1/2033	Ca	4,000	1,325,000
PR Elec Pwr Auth(d)	7.00%		7/1/2040	Ca	725	240,156
PR Elec Pwr Auth (AGM)	1.414% (3 Mo. LIBOR * .67 +.52	%)#	7/1/2029	AA	5,720	4,783,350
SA Energy Acquisition Pub Fac - Goldman Sachs	5.50%		8/1/2021	A3	2,360	2,636,852
Salt River Agric Imp & Pwr Dist	5.00%		12/1/2023	Aa1	8,980	10,092,981
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	BBB+	7,165	8,980,324
Salt Verde Fin Corp - Citi	5.50%		12/1/2029	BBB+	5,000	6,278,300
San Antonio Elec & Gas	5.00%		2/1/2029	Aa1	7,340	8,932,046
San Francisco City & Co Pub Util Sys Commn	5.00%		11/1/2023	AA-	5,450	6,122,257
SC Pub Svc Auth - Santee Cooper	5.00%		12/1/2022	A+	1,100	1,250,304
Seminole Co Wtr & Swr	5.00%		10/1/2024	AA	4,000	4,772,960
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2021	AA	2,000	2,237,800
Stockton PFA - Wastewater (BAM)	5.00%		9/1/2024	AA	1,000	1,197,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

TEAC - Goldman Sachs	4.00	%#(a)	5/1/2048	A3	$5,650	$6,194,264
TEAC - Goldman Sachs	5.00%		2/1/2018	A3	1,055	1,057,796
TEAC - Goldman Sachs	5.25%		9/1/2021	A3	3,000	3,333,480
TEAC - Goldman Sachs	5.25%		9/1/2024	A3	8,940	10,517,642
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2024	A3	23,000	26,143,180
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2028	A3	2,000	2,250,260
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2029	A3	2,000	2,244,280
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2021	A-	4,710	5,271,432
TX Muni Gas Acq & Supply - ML	5.25%		12/15/2023	A-	2,925	3,398,704
TX Muni Gas Acq & Supply - ML	6.25%		12/15/2026	A-	26,660	32,057,050
Utility Debt Sec Auth - Lipa	5.00%		6/15/2028	AAA	5,915	7,288,226
Western MN Muni Pwr Agy	5.00%		1/1/2022	Aa3	1,000	1,124,450
Western MN Muni Pwr Agy	5.00%		1/1/2023	Aa3	1,500	1,722,885
WV EDA - Morgantown Energy AMT	2.875%		12/15/2026	Baa3	1,745	1,726,189
Wyandotte CO Unified Govt Utility Sys	5.00%		9/1/2021	A+	3,105	3,449,624
Total						542,296,638
Total Municipal Bonds (cost $4,214,551,594)						4,313,930,609

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
SHORT-TERM INVESTMENTS

Variable Rate Demand Notes 0.81%

Housing 0.01%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.85%	1/2/2018	7/1/2039	Aaa	520	520,000

Tax Revenue 0.09%

NYC TFA - Future Tax	1.80%	1/2/2018	11/1/2022	AAA	3,890	3,890,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 0.71%

Appling Co Dev - GA Power	1.84%	1/2/2018	9/1/2041	A-	$4,950	$4,950,000
Appling Co Dev - GA Power	1.84%	1/2/2018	9/1/2029	A-	10,900	10,900,000
NYC Muni Water	1.80%	1/2/2018	8/1/2031	AAA	10,745	10,745,000
NYC Muni Water	1.82%	1/2/2018	8/1/2022	AAA	250	250,000
St Lucie Co PCR - FL Pwr & Lt Co	1.78%	1/2/2018	9/1/2028	Aa2	4,500	4,500,000
Total						31,345,000

Total Short-Term Investments (cost $35,755,000)						35,755,000

Total Investments in Securities 98.98% (cost $4,250,306,594)						4,349,685,609

Cash and Other Assets in Excess of Liabilities 1.02%						44,925,540

Net Assets 100.00%						$4,394,611,149

Note: See Footnotes to Schedule of Investments on page 118 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$—	$302,165,970	$2,842,000	$305,007,970
Lease Obligations	—	219,493,700	247,520	219,741,220
Other Revenue	—	166,000,929	40	166,000,969
Special Tax	—	88,145,619	550,000	88,695,619
Remaining Industries	—	3,534,484,831	—	3,534,484,831
Variable Rate Demand Notes	—	35,755,000	—	35,755,000
Total	$—	$4,346,046,049	$3,639,560	$4,349,685,609
Liabilities
Trust Certificates(4)	$—	$(1,250,000)	$—	$(1,250,000)
Total	$—	$(1,250,000)	$—	$(1,250,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$5,586,201
Accrued Discounts (Premiums)	—
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	—
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	(1,946,641)
Balance as of December 31, 2017	$3,639,560
Change in unrealized appreciation/depreciation for period ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.21%

Corporate-Backed 2.95%

Beaver Co IDA - FirstEnergy Rmkt	2.70	%#(a)	4/1/2035	Caa1		$1,500	$663,750
Courtland IDB - Intl Paper	6.25%		11/1/2033	Baa2		770	834,949
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		1,050	1,060,059
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB		200	224,264
Love Field Arpt - Southwest Airlines	5.25%		11/1/2040	A3		330	357,156
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR		500	544,770
NY Liberty Dev Corp - 3 WTC†	7.25%		11/15/2044	NR		100	120,539
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR		110	114,418
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB		1,300	1,314,729
Warren Co - Intl Paper	5.80%		5/1/2034	BBB		100	109,557
Warren Co - Intl Paper	6.50%		9/1/2032	BBB		255	263,782
WI Pub Fin Auth - Celanese	4.05%		11/1/2030	BBB-		500	519,330
Total							6,127,303

Education 9.73%

Build NYC Res Corp - CUNY	5.00%		6/1/2034	Aa2		325	374,719
CA Ed Facs - Santa Clara Univ	5.50%		4/1/2033	Aa3		20	20,203
CA Fin Auth - Emerson Clg	6.00%		1/1/2042	BBB+		250	291,660
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	NR		250	270,613
Chicago Brd Ed	5.00%		12/1/2044	BB-	(c)	250	257,275
Chicago Brd Ed	5.00%		12/1/2046	BB-	(c)	500	514,150
CO Ed Facs - Univ of Denver	5.00%		3/1/2040	A1		500	587,885
DE EDA - DE State Univ (AGM)	5.00%		10/1/2031	AA		410	477,941
Dutchess Co LDC - Anderson Ctr	6.00%		10/1/2030	BB+		100	102,655
FL HI Ed - Nova Southeastern Univ	5.00%		4/1/2033	A-		475	544,659
FL HI Ed - Nova Southeastern Univ	5.00%		4/1/2035	A-		250	285,288
FL HI Ed - Nova Southeastern Univ	6.375%		4/1/2031	A-		475	531,050
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%		9/1/2032	A+		775	846,904
Hempstead Town LDC - Adelphi Univ	5.00%		10/1/2034	A-		175	200,821
Hempstead Town LDC - Hofstra Univ	5.00%		7/1/2047	A		1,250	1,464,237
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2020	Baa3		100	100,246
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2021	Baa3		500	501,105
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2031	Baa3		500	500,745
MA DFA - Emerson Clg	5.00%		1/1/2037	BBB+		500	588,165
MA DFA - Emerson Clg	5.00%		1/1/2040	BBB+		500	586,275
MA DFA - Emmanuel College	5.00%		10/1/2034	Baa2		600	688,188
MA DFA - Emmanuel College	5.00%		10/1/2043	Baa2		750	849,172
MA DFA - Harvard Univ	5.00%		7/15/2040	AAA		1,000	1,355,660
MA DFA - Suffolk Univ	5.00%		7/1/2032	Baa2		500	581,640
MA DFA - Suffolk Univ	5.00%		7/1/2033	Baa2		150	173,687
MA DFA - Suffolk Univ	5.00%		7/1/2034	Baa2		100	115,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

Morgan State Univ	5.00%	7/1/2027	A+	$670	$748,343
Morgan State Univ	5.00%	7/1/2030	A+	350	388,868
Morgan State Univ	5.00%	7/1/2032	A+	450	498,758
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1	250	262,845
NY Dorm - Pace Univ	5.00%	5/1/2029	NR	10	11,574
NY Dorm - Pace Univ	5.00%	5/1/2029	BBB-	245	275,321
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	1,000	1,105,950
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-	905	970,468
Private Clgs & Univs Auth - SCAD	5.00%	4/1/2044	Baa1	1,045	1,141,986
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1	715	830,501
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2042	A3	265	312,591
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2047	A3	750	880,500
Total					20,238,083

Financial Services 0.41%

Berks Co IDA - Tower Hlth	5.00%	11/1/2050	A	750	851,520

General Obligation 18.78%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA	550	615,626
Beaverton Sch Dist	Zero Coupon	6/15/2036	AA+	900	1,056,609
CA State GO	5.00%	9/1/2032	AA-	500	603,710
CA State GO	5.00%	8/1/2038	AA-	400	476,088
CA State GO	5.375%	11/1/2035	AA-	400	440,176
CA State GO	5.50%	3/1/2040	AA-	975	1,051,099
CA State GO	6.50%	4/1/2033	AA-	300	318,762
Chicago Brd Ed	5.00%	12/1/2042	B	575	584,482
Chicago Brd Ed	6.50%	12/1/2046	B	100	115,498
Chicago GO	5.00%	1/1/2034	BBB+	1,000	1,038,070
Chicago GO	5.00%	1/1/2034	BBB+	500	527,505
Chicago GO	5.25%	1/1/2027	BBB+	255	255,439
Chicago GO	5.50%	1/1/2035	BBB+	230	250,284
Chicago GO	5.50%	1/1/2037	BBB+	985	1,071,867
Chicago GO	5.625%	1/1/2030	BBB+	275	316,096
Chicago GO	6.00%	1/1/2038	BBB+	1,500	1,737,045
Chicago O’Hare Arpt	5.00%	1/1/2033	A	350	414,211
Cook Co GO	5.00%	11/15/2031	AA-	350	403,543
Cook Co GO	5.25%	11/15/2024	AA-	1,500	1,660,425
DC GO	4.00%	6/1/2037	Aa1	625	675,900
Delaware Co IDA - Covanta	5.00%	7/1/2043	BB-	500	505,130
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	452,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Frederick Co GO	5.00%	2/1/2030	Aaa	$1,500	$1,945,170
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	242,197
IL State GO	4.00%	6/1/2034	BBB-	560	539,711
IL State GO	5.00%	6/1/2027	BBB-	950	1,037,818
IL State GO	5.00%	11/1/2028	BBB-	3,000	3,279,930
IL State GO	5.00%	1/1/2033	BBB-	575	597,971
IL State GO	5.00%	1/1/2035	BBB-	1,000	1,065,730
IL State GO	5.50%	7/1/2033	BBB-	450	490,405
Kansas City GO	5.00%	4/1/2040	AA-	1,000	1,155,360
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa3	1,000	1,072,370
Livonia Sch Dist (AGM)	5.00%	5/1/2040	AA	500	575,970
Luzerne Co GO (AGM)	5.00%	11/15/2029	AA	925	1,071,298
Middletown CSD	5.25%	12/1/2040	AA	250	282,322
NYC GO	5.00%	8/1/2023	AA	705	822,171
NYC GO	5.00%	8/1/2027	AA	575	668,242
NYC GO	5.00%	12/1/2041	AA	400	473,468
PA State GO	4.00%	9/15/2030	Aa3	1,000	1,092,060
Philadelphia GO	5.00%	8/1/2036	A+	1,600	1,882,128
Philadelphia GO	5.00%	8/1/2037	A+	350	410,753
Philadelphia GO	5.25%	7/15/2031	A+	600	691,866
Philadelphia Sch Dist	5.00%	9/1/2037	A2	400	441,960
Pittsburgh GO (BAM)	5.00%	9/1/2030	AA	370	431,361
PR Comwlth GO(d)	4.75%	7/1/2018	Ca	370	84,175
PR Comwlth GO(d)	5.25%	7/1/2022	Ca	250	56,875
PR Comwlth GO(d)	5.50%	7/1/2027	Ca	1,040	236,600
PR Pub Bldg Auth GTD (AGC)	5.00%	7/1/2036	AA	155	155,056
San Francisco Arpt	5.00%	5/1/2047	A+	800	950,800
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2029	A2	465	499,289
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2031	A2	185	197,201
Stockton USD (AGM)	5.00%	7/1/2028	AA	750	850,050
Sweetwater UHSD (BAM)	5.00%	8/1/2027	AA	500	585,290
Yosemite CCD	5.00%	8/1/2029	Aa2	500	604,980
Total					39,060,190

Health Care 14.33%

Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	AA	300	336,087
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	AA	345	387,114
Antelope Valley Hlth	5.00%	3/1/2046	Ba3	515	551,271
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	AA-	615	653,382
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-	745	836,821

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		$275	$302,671
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		375	501,461
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	548,435
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		750	840,375
CA Stwde - So Cal Presbyterian†	6.625%	11/15/2024	NR		110	118,809
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	309,086
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	BBB+		750	804,728
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	BBB+		165	169,924
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	694,304
CT Hlth & Ed - Yale New Haven Hsp	5.00%	7/1/2028	AA-		500	583,460
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2021	NR		140	147,725
Cumberland Co Mun Auth - Asbury	5.40%	1/1/2022	NR		150	158,142
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(c)	15	15,725
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		850	963,925
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		500	564,135
DE Hlth Facs - Bayhealth Med Ctr	4.00%	7/1/2040	AA-		1,000	1,051,660
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA+		530	565,229
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		155	154,031
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	NR		480	534,302
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		400	476,144
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A-		30	30,664
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		500	525,285
IL Fin Auth - Centegra Hlth	5.00%	9/1/2034	BB+		235	255,191
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	AA-		795	834,448
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		275	293,274
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA-		300	344,328
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	AA-		770	821,344
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	A-		930	1,042,037
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	250	273,993
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		1,000	1,159,040
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		450	504,513
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	500,349
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		620	668,447
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		400	440,200
Meadville Med Center	6.00%	6/1/2046	NR		160	171,944
Meadville Med Center	6.00%	6/1/2051	NR		185	196,392
Miami Beach Hlth - Mt Sinai Med Ctr	5.00%	11/15/2030	Baa1		150	167,894
Montgomery Co Hlth - Catholic Hlth	6.25%	11/15/2034	AA-		20	21,234
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,107,700
Montgomery Co IDA - Whitemarsh	5.375%	1/1/2050	NR		1,070	1,097,873
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		150	160,524
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2034	A-		1,100	1,229,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		$225	$219,647
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2029	AA		135	158,136
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2037	BBB-		1,000	1,116,810
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		150	169,335
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		250	279,073
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	125	137,880
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	125	137,319
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		950	1,143,895
Tempe IDA - ASU Mirabella†	6.125%	10/1/2047	NR		250	258,023
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		140	159,205
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2048	BBB-		780	857,017
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	121,715
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		30	33,262
WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		840	880,379
Total						29,786,951

Housing 1.41%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	352,338
CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		150	163,578
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		100	110,800
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		500	539,835
IL Fin Auth - CHF - UIC	5.00%	2/15/2047	BBB-		200	221,212
MD EDC - Univ of MD Hsg (AGM)	5.00%	6/1/2035	AA		1,000	1,172,830
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		350	366,986
Total						2,927,579

Lease Obligations 5.94%

CA Pub Wks - Riverside Campus	6.00%	4/1/2027	Aaa		250	264,195
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A+		535	593,631
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A+		25	25,067
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-		475	504,455
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA		1,155	1,340,031
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3		250	266,190
IL Sports Facs Auth (AGM)	5.00%	6/15/2028	AA		865	962,537
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+		500	598,570
Los Angeles USD COP	5.00%	10/1/2025	A+		1,000	1,146,830
NJ EDA - Sch Facs	3.31% (MUNISPA * 1 + 1.60%)#	3/1/2028	BBB+		500	492,475
NJ EDA - Sch Facs	5.00%	3/1/2027	BBB+		380	409,351
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	300	329,100
NJ EDA - Sch Facs	5.50%	6/15/2031	BBB+		1,300	1,527,760

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+	$1,455	$817,012
NJ Trans Trust Fund	Zero Coupon	12/15/2037	BBB+	265	111,867
NJ Trans Trust Fund	5.25%	12/15/2023	BBB+	515	584,911
NJ Trans Trust Fund	5.50%	12/15/2023	BBB+	365	419,524
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA	300	359,886
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,086,270
VA Transp Brd	4.75%	5/15/2035	AA+	470	516,544
Total					12,356,206

Other Revenue 4.17%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-	235	257,257
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+	155	170,249
Cleveland Arpt	5.00%	1/1/2030	A-	555	612,770
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB+	275	291,109
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	550,270
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2041	BBB	435	487,896
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	363,363
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	242,242
Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032	BBB	100	108,495
Houston HI Ed - Cosmos Fndtn	5.00%	2/15/2042	BBB	625	661,856
Houston HI Ed - Cosmos Fndtn	6.875%	5/15/2041	BBB	125	145,585
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	1,023,795
Indianapolis Local Pub Impt Bd Bk	5.00%	2/1/2031	Aa3	475	546,478
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	250	271,942
Long Beach Nat Gas - ML	5.00%	11/15/2035	A-	675	833,078
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR	100	60,000
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	550,220
Philadelphia Gas Works	5.00%	10/1/2032	A	750	880,335
Selma IDB - Intl Paper	5.80%	5/1/2034	BBB	150	164,336
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2031	A3	395	441,093
Total					8,662,369

Special Tax 3.55%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa3	250	269,300
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa3	500	527,795
Allentown Neighborhood Impt†	5.00%	5/1/2042	Ba1	600	648,240
CT Spl Tax - Trans Infra	5.00%	8/1/2034	AA	1,150	1,304,008
CT Spl Tax - Trans Infra	5.00%	9/1/2034	AA	500	562,845
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,500	1,709,310

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.901% (CPI Based )#	3/1/2024	A3	$500	$485,330
Orange Co CFD	5.25%	8/15/2045	NR	500	569,870
Rancho Cucamonga Redev Agy (AGM)	5.00%	9/1/2030	AA	500	577,575
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A	660	734,217
Total					7,388,490

Tax Revenue 3.69%

Cook Co Sales Tax	4.00%	11/15/2034	AAA	750	803,685
Hudson Yards	5.75%	2/15/2047	AA-	355	391,285
Hudson Yards	5.75%	2/15/2047	Aa3	15	16,831
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+	265	295,271
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2046	AA	1,495	463,360
Met Pier & Expo Auth - McCormick Place TCRS (BAM)	5.00%	6/15/2053	AA	915	991,677
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	250	287,822
NY UDC - PIT	5.00%	3/15/2033	AAA	750	855,795
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	300	327,303
NYC TFA - Future Tax	5.00%	2/1/2036	AAA	1,000	1,152,310
PR Corp Sales Tax(d)	5.00%	8/1/2046	Ca	585	235,463
PR Corp Sales Tax(d)	5.25%	8/1/2027	Ca	575	57,500
PR Corp Sales Tax(d)	5.75%	8/1/2037	Ca	220	22,000
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A	275	305,079
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A	530	608,981
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	571,868
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	292,800
Total					7,679,030

Tobacco 3.56%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	2,000	131,940
Buckeye Tobacco	5.125%	6/1/2024	B-	500	477,020
Buckeye Tobacco	5.75%	6/1/2034	B-	1,000	967,990
Buckeye Tobacco	5.875%	6/1/2047	B-	250	241,875
Golden St Tobacco	5.00%	6/1/2030	A+	500	577,390
Golden St Tobacco	5.125%	6/1/2047	B-	205	204,994
Golden St Tobacco	5.75%	6/1/2047	B3	470	473,243
MI Tob Settlement	5.125%	6/1/2022	B-	690	689,834
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	350	406,487
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	1,100	1,255,309
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	825	803,863
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	510	496,944
TSASC	5.00%	6/1/2035	A-	100	114,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

TSASC	5.00%	6/1/2036	A-	$50	$57,001
TSASC	5.00%	6/1/2048	NR	500	501,475
Total					7,399,715

Transportation 15.27%

AL Port Auth (AGM)	5.00%	10/1/2036	AA	750	873,825
Atlanta Arpt	5.25%	1/1/2030	Aa3	635	697,808
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,173,610
Central TX Tpk	5.00%	8/15/2033	BBB+	1,200	1,365,396
Central TX Tpk	5.00%	8/15/2037	BBB+	1,000	1,125,580
Charlotte Arpt	5.00%	7/1/2033	AA-	575	640,147
Chicago Midway Arpt	5.00%	1/1/2026	A	210	238,625
Chicago O’Hare Arpt	5.00%	1/1/2035	A	1,040	1,095,058
Chicago O’Hare Arpt	5.625%	1/1/2035	A	185	203,774
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA	100	114,639
Delaware River Port Auth	5.00%	1/1/2029	A	470	547,259
Delaware River Port Auth	5.00%	1/1/2034	A	800	920,304
DFW Arpt	5.00%	11/1/2028	A+	750	872,272
DFW Arpt	5.00%	11/1/2030	A+	850	984,019
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA	500	550,030
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	500	272,840
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-	875	1,016,837
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	710	759,324
Met DC Arpt	5.00%	10/1/2035	AA-	255	275,252
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2029	A-	500	574,775
Miami Dade Co Aviation - MIA	5.00%	10/1/2034	A	400	463,308
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	410	449,852
Miami Dade Co Expwy Auth	5.00%	7/1/2027	A+	160	187,714
Miami Dade Co Expwy Auth	5.00%	7/1/2028	A+	515	602,504
Minneapolis / St Paul Met Arpts	5.00%	1/1/2027	A+	575	673,055
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB	250	292,165
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2039	AA	250	290,657
NJ Trans Trust Fund	5.75%	12/15/2031	BBB+	350	362,691
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	805	906,084
North TX Twy Auth	5.00%	1/1/2031	A2	250	286,240
North TX Twy Auth	6.00%	1/1/2043	A1	1,120	1,260,370
PA Tpk Commn	5.00%	6/1/2029	A3	1,000	1,164,380
PA Tpk Commn	5.00%	12/1/2039	A1	750	863,685
Philadelphia Airport	5.00%	7/1/2047	A	1,000	1,172,290
Port Auth NY & NJ	5.25%	10/15/2055	AA-	350	410,382
PR Hwy & Trans Auth(d)	4.00%	7/1/2017	CC	240	45,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	$85	$91,571
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,000	1,097,800
Regional Trans Dist - Denver Trans	6.00%	1/15/2041	Baa3	100	109,468
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	522,146
Sacramento Co Arpt	5.00%	7/1/2041	A-	1,000	1,168,580
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA	495	532,338
San Diego - South Bay Expwy	5.00%	7/1/2042	A	300	358,002
San Diego Arpt	5.00%	7/1/2040	A	945	1,012,218
San Joaquin Hills Trsp Corridor	5.00%	1/15/2050	BBB	1,250	1,403,237
San Jose Arpt	5.00%	3/1/2047	NR	750	887,145
South Jersey Port Corp	5.00%	1/1/2049	Baa1	500	551,255
Wayne Co Arpt	5.00%	12/1/2047	NR	250	294,700
Total					31,760,211

Utilities 14.42%

Adelanto Util Sys	6.00%	7/1/2024	NR	200	213,158
Adelanto Util Sys	6.625%	7/1/2031	NR	100	107,499
Baltimore Wastewater	5.00%	7/1/2039	AA-	500	579,060
Baltimore Water	5.00%	7/1/2033	AA-	605	706,579
Casitas Muni Water Dist (BAM)	5.25%	9/1/2047	AA	500	608,720
Central Plains - Goldman Sachs	5.00%	9/1/2032	A3	525	588,283
Central Plains - Goldman Sachs	5.00%	9/1/2042	BBB+	1,000	1,289,270
Chicago Water	5.00%	11/1/2039	A	855	948,135
Chicago Water (AGM)	5.00%	11/1/2036	AA	500	585,480
DE EDA - NRG Energy	5.375%	10/1/2045	Baa3	1,105	1,156,637
Detroit Sewer	5.00%	7/1/2034	BBB+	385	434,958
El Dorado Irrigation Dist (AGM)	5.00%	3/1/2034	AA	400	461,200
Gainesville Utility	5.25%	10/1/2034	AA-	150	163,287
IN Muni Pwr	5.25%	1/1/2032	A+	450	528,813
Jefferson Co Sewer (AGM)	Zero Coupon	10/1/2026	AA	1,000	729,640
Jefferson Co Sewer (AGM)	5.50%	10/1/2053	AA	1,300	1,490,684
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%	9/1/2036	A-	1,000	1,138,430
Long Beach Nat Gas - ML	5.50%	11/15/2030	A-	830	1,046,049
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	1,395	1,837,145
Long Island Power Auth	5.00%	9/1/2041	A-	500	585,740
Los Angeles USD	5.00%	7/1/2023	Aa2	500	588,215
Lower Colo Riv Auth - Transmn Contract	5.00%	5/15/2040	A	320	364,275
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	Aa3	555	590,209
Norfolk Water	5.25%	11/1/2028	AA+	1,500	1,840,590
North Sumter Co Util Dep Dist	5.375%	10/1/2030	A	240	261,384
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	520	545,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

NYC Muni Water	5.00%	6/15/2036	AA+	$500	$584,735
Omaha Pub Pwr Dist	5.25%	2/1/2042	A+	500	585,145
Paducah Electric (AGM)	5.00%	10/1/2034	AA	1,000	1,145,330
Philadelphia Gas Works	5.00%	8/1/2029	A	250	292,710
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+	280	332,618
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+	450	537,921
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CC	425	262,969
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CC	300	192,375
PR Elec Pwr Auth(d)	5.00%	7/1/2028	Ca	270	89,437
PR Elec Pwr Auth(d)	5.25%	7/1/2028	Ca	880	291,500
PR Elec Pwr Auth (AGC)	4.25%	7/1/2027	AA	280	280,104
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+	1,635	2,049,244
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	905	1,118,770
Trimble Env Facs - Louisville Gas & Elec	3.75%	6/1/2033	A1	1,250	1,278,875
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2025	A3	950	1,078,392
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	425	478,180
Total					29,987,449
Total Municipal Bonds (cost $197,743,804)					204,225,096

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.43%

Variable Rate Demand Notes 0.43%

General Obligation 0.05%

NYC GO	1.78%	1/2/2018	6/1/2044	AA	100	100,000

Money Market Securities 0.05%

NYC Muni Water	1.82%	1/2/2018	11/1/2022	AAA	100	100,000

Utilities 0.33%

St Lucie Co PCR - FL Pwr & Lt Co	1.78%	1/2/2018	9/1/2028	Aa2	700	700,000

Total Short-Term Investments (cost $900,000)						900,000

Total Investments in Securities 98.64% (cost $198,643,804)						205,125,096

Cash and Other Assets in Excess of Liabilities 1.36%						2,824,822

Net Assets 100.00%						$207,949,918

Note: See Footnotes to Schedule of Investments on page 118 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$204,225,096	$—	$204,225,096
Variable Rate Demand Notes	—	900,000	—	900,000
Total	$—	$205,125,096	$—	$205,125,096

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.56%

Corporate-Backed 5.90%

CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3		$8,750	$9,499,875
CA Poll Ctl - Waste Mgmt AMT	3.25	%#(a)	12/1/2027	A-		6,000	6,334,500
CA Poll Ctl - Waste Mgmt AMT	4.30%		7/1/2040	A-		2,575	2,728,933
Columbus Co Ind Facs - Intl Paper	5.70%		5/1/2034	BBB		2,165	2,366,973
Gloucester Co Poll Ctl - Logan AMT	5.00%		12/1/2024	BBB-		1,000	1,091,990
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B		3,000	3,198,810
IL Fin Auth - Leafs Hockey Club(d)	6.00%		3/1/2037	NR		1,550	379,750
IL State GO	5.00%		12/1/2036	Baa3		6,700	7,192,450
LA Env Facs - Westlake Chem	3.50%		11/1/2032	BBB		11,800	11,913,044
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2028	A3		2,775	3,073,923
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2019	NR		1,495	1,498,199
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR		855	513,000
Mission EDC - Waste Mgmt AMT	2.50%		8/1/2020	A-		5,000	5,027,750
NJ EDA - Goethals Brdg AMT	5.00%		7/1/2022	BBB-		1,650	1,851,185
NJ EDA - Goethals Brdg AMT	5.00%		1/1/2024	BBB-		1,500	1,687,110
NY Energy - ConEd AMT (XLCA)	1.68% (Auction Rate Based	)#	10/1/2035	A2		5,175	4,974,106
NYC Cap Res - Arthur Mgmt	7.00%		8/1/2025	NR		6,835	7,109,494
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB		5,980	6,510,845
Onondaga Co IDA - Bristol Meyers AMT	5.75%		3/1/2024	A+		5,100	6,095,469
PA Econ Dev - US Airways	7.50%		5/1/2020	BB-		1,500	1,649,160
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-		1,475	1,638,297
Phenix City IDB - Meadwestvaco	3.625%		5/15/2030	BBB		1,750	1,769,828
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB		6,625	7,161,426
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-		5,145	5,599,561
Selma IDB - Intl Paper	6.25%		11/1/2033	BBB		3,230	3,502,450
Syracuse IDA - Carousel Ctr AMT	5.00%		1/1/2034	Baa1		7,500	8,423,475
Syracuse IDA - Carousel Ctr AMT	5.00%		1/1/2035	Baa1		4,200	4,707,528
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR		2,000	2,397,080
West Pace Coop Dist(d)	9.125%		5/1/2039	NR		4,900	2,842,000	(g)
Total							122,738,211

Education 6.93%

CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2		1,500	1,615,230
CA Fin Auth - Emerson Clg	6.00%		1/1/2042	BBB+		1,875	2,187,450
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	NR		1,250	1,353,063
Chicago Brd Ed	5.00%		12/1/2044	BB-	(c)	1,500	1,543,650
Chicago Brd Ed	5.00%		12/1/2046	BB-	(c)	3,000	3,084,900
CO Ed Facs - Univ of Denver	5.00%		3/1/2040	A1		5,000	5,878,850

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	A-		$3,040	$3,480,952
Detroit Sch Dist	5.00%	5/1/2029	Aa1		4,000	4,449,320
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		870	893,099
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2033	A-		1,000	1,146,650
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2035	A-		1,250	1,426,438
FL HI Ed - Nova Southeastern Univ	5.00%	4/1/2036	A-		2,000	2,283,880
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,050	1,052,625
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,904,674
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		1,750	1,752,607
IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3		590	603,594
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		1,000	1,027,480
IL Fin Auth - Roosevelt Univ	6.50%	4/1/2039	Ba1		3,500	3,719,625
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3		2,500	2,536,975
MA DFA - Emerson Clg	5.00%	1/1/2035	BBB+		2,000	2,360,240
MA DFA - Emerson Clg	5.00%	1/1/2037	BBB+		550	646,982
MA DFA - Emerson Clg	5.00%	1/1/2040	BBB+		2,125	2,491,669
MA DFA - Emmanuel College	5.00%	10/1/2034	Baa2		1,325	1,519,748
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		8,500	9,623,955
MA DFA - Harvard Univ	5.00%	7/15/2040	AAA		13,500	18,301,410
MA DFA - Suffolk Univ	5.00%	7/1/2032	Baa2		2,000	2,326,560
MA DFA - Suffolk Univ	5.00%	7/1/2033	Baa2		1,100	1,273,701
MA DFA - Suffolk Univ	5.00%	7/1/2034	Baa2		900	1,038,915
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB		3,750	3,749,737
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	NR		5,000	5,123,700
NY Dorm - Barnard Clg	5.00%	7/1/2035	A1		2,400	2,804,160
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		5,000	5,595,500
NY Dorm - NYU	5.00%	7/1/2030	Aa2		2,155	2,472,884
NY Dorm - NYU	5.00%	7/1/2031	Aa2		4,215	4,829,716
NY Dorm - SUNY	5.00%	7/1/2035	Aa2		2,100	2,308,635
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(c)	9,500	10,482,205
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,270	1,413,701
NY Dorm - Touro Clg	5.50%	1/1/2039	BBB-	(c)	2,450	2,747,552
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A		4,645	5,032,021
PA HI Ed - Drexel Univ	5.00%	5/1/2034	NR		2,750	3,187,662
Univ of Hawaii	6.00%	10/1/2038	Aa2		1,750	1,882,212
Univ of North Carolina - Wilmington	5.00%	6/1/2037	A1		6,340	7,364,164
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2042	A3		785	925,978
Volusia Co EDA - Embry-Riddle Univ	5.00%	10/15/2047	A3		2,250	2,641,500
Total						144,085,569

Financial Services 0.39%

Berks Co IDA - Tower Hlth	5.00%	11/1/2050	A		7,125	8,089,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 18.82%

Atlantic City GO (BAM)	5.00%		3/1/2032	AA	$300	$348,783
Beaverton Sch Dist	Zero Coupon	#(a)	6/15/2036	AA+	7,100	8,335,471
Bellwood GO	6.15%		12/1/2032	A	2,765	3,230,018
CA State GO	4.00%		9/1/2037	AA-	5,000	5,434,400
CA State GO	5.00%		2/1/2033	AA-	10,000	11,206,500
CA State GO	5.00%		8/1/2038	AA-	3,300	3,927,726
CA State GO	5.00%		9/1/2037	AA-	3,000	3,580,710
CA State GO	5.25%		9/1/2024	AA-	5,000	5,640,650
CA State GO	5.25%		8/1/2032	AA-	7,500	9,129,375
CA State GO	5.50%		3/1/2040	AA-	9,250	9,971,962
CA State GO	5.60%		3/1/2036	AA-	7,330	7,925,709
CA State GO	6.50%		4/1/2033	AA-	13,400	14,238,036
Chicago Brd Ed	6.50%		12/1/2046	B	1,000	1,154,980
Chicago Brd Ed†	7.00%		12/1/2046	B	1,200	1,455,924
Chicago GO	5.00%		1/1/2026	BBB+	4,950	5,496,678
Chicago GO	5.00%		1/1/2033	BBB+	2,340	2,434,349
Chicago GO	5.00%		1/1/2034	BBB+	3,150	3,269,920
Chicago GO	5.00%		1/1/2034	BBB+	5,000	5,275,050
Chicago GO	5.00%		1/1/2040	BBB+	5,000	5,121,350
Chicago GO	5.50%		1/1/2034	BBB+	2,400	2,614,704
Chicago GO	5.50%		1/1/2037	BBB+	1,000	1,088,190
Chicago GO	5.50%		1/1/2042	BBB+	250	271,098
Chicago GO	5.50%		1/1/2042	BBB+	5,000	5,421,950
Chicago GO	6.00%		1/1/2038	BBB+	17,830	20,647,675
Chicago O’Hare Arpt AMT	5.00%		1/1/2052	A	4,375	4,964,312
Cook Co GO	5.00%		11/15/2030	AA-	1,000	1,158,030
Cook Co GO	5.00%		11/15/2031	AA-	2,150	2,478,907
Cook Co GO TCRS (BAM)	5.00%		11/15/2024	AA	10,000	11,246,100
CT State GO	4.00%		8/15/2032	A+	5,000	5,330,050
CT State GO	4.00%		4/15/2037	A+	2,000	2,116,000
CT State GO(b)	5.00%		12/1/2022	AA	10,000	11,008,850
CT State GO(b)	5.00%		12/1/2023	AA	10,000	11,008,850
DC GO	4.00%		6/1/2037	Aa1	5,500	5,947,920
Essex Co Impt Auth - Covanta AMT†	5.25%		7/1/2045	BB-	4,000	4,034,360
HI State GO(b)	5.00%		8/15/2030	AA	10,000	11,166,250
IL State GO	4.00%		6/1/2034	BBB-	2,250	2,168,483
IL State GO	5.00%		6/1/2027	BBB-	2,000	2,184,880
IL State GO	5.00%		11/1/2028	BBB-	17,795	19,455,451
IL State GO	5.00%		3/1/2030	BBB-	6,500	6,799,845
IL State GO	5.00%		1/1/2033	BBB-	3,500	3,639,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%		1/1/2035	BBB-	$11,200	$11,936,176
IL State GO	5.00%		1/1/2041	BBB-	3,580	3,797,736
IL State GO	5.50%		7/1/2033	BBB-	9,020	9,829,906
IL State GO	5.50%		7/1/2038	BBB-	5,345	5,800,020
Kansas City GO	5.00%		4/1/2040	AA-	3,500	4,043,760
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%		12/1/2038	NR	5,000	5,045,300
Livonia Sch Dist (AGM)	5.00%		5/1/2040	AA	2,250	2,591,865
Luzerne Co GO (AGM)	5.00%		11/15/2029	AA	3,290	3,810,346
Middletown CSD	5.25%		12/1/2040	AA	2,250	2,540,902
Midlothian Water Dist (AGM)	Zero Coupon		9/1/2022	AA	2,000	1,784,980
Nassau Co GO	5.00%		1/1/2035	A+	1,020	1,186,882
Nassau Co GO	5.00%		1/1/2036	A+	1,150	1,335,461
Nassau Co GO	5.00%		1/1/2038	A+	1,500	1,736,070
NJ Trans Trust Fund	Zero Coupon		12/15/2029	BBB+	7,660	4,721,777
NJ Trans Trust Fund (NPFGC)(FGIC)	Zero Coupon		12/15/2030	A3	6,910	4,227,745
NYC GO	5.00%		10/1/2026	AA	11,860	13,232,558
NYC GO	5.00%		8/1/2027	AA	6,000	6,972,960
NYC GO	5.00%		12/1/2041	AA	3,400	4,024,478
PA State GO	4.00%		9/15/2030	Aa3	10,000	10,920,600
Philadelphia GO	5.00%		8/1/2036	A+	8,400	9,881,172
Philadelphia GO	5.00%		8/1/2037	A+	3,150	3,696,777
Philadelphia GO	5.25%		7/15/2031	A+	1,400	1,614,354
Philadelphia GO	5.25%		7/15/2032	A+	3,000	3,450,270
Philadelphia GO	5.25%		7/15/2033	A+	1,000	1,147,680
Philadelphia Sch Dist	5.00%		9/1/2037	A2	800	883,920
Philadelphia Sch Dist	5.00%		9/1/2038	A2	1,000	1,103,330
Pittsburgh GO (BAM)	5.00%		9/1/2029	AA	1,100	1,285,383
Pittsburgh GO (BAM)	5.00%		9/1/2030	AA	1,215	1,416,496
Pittsburgh GO (BAM)	5.00%		9/1/2032	AA	1,160	1,355,495
Port Houston Auth AMT	6.25%		10/1/2029	AAA	1,000	1,035,460
San Francisco Arpt AMT	5.25%		5/1/2042	A+	4,000	4,835,960
Sweetwater UHSD (BAM)	5.00%		8/1/2026	AA	5,000	5,893,150
Tuscaloosa Co Brd of Ed	5.00%		8/1/2046	AA	5,000	5,846,000
Union Co Util Auth - Covanta GTD AMT	4.75%		12/1/2031	AA+	4,000	4,362,920
Yosemite CCD	Zero Coupon	#(a)	8/1/2042	Aa2	3,000	2,229,240
Total						391,506,450

Health Care 13.22%

AL PFA - AL Proton Therapy†	6.85%		10/1/2047	NR	2,160	2,235,686
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%		5/1/2033	A+	7,065	7,765,565
Antelope Valley Hlth	5.00%		3/1/2041	Ba3	3,000	3,222,120
Antelope Valley Hlth	5.00%		3/1/2046	Ba3	2,100	2,247,903

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Butler Hlth Sys Hsp	7.125%	7/1/2029	NR		$1,500	$1,619,340
Butler Hlth Sys Hsp	7.25%	7/1/2039	NR		3,630	3,925,482
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	5,054,625
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		5,000	6,686,150
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2047	A-		2,500	2,863,025
CA Statewide - Beverly	5.00%	2/1/2045	BBB-		5,000	5,594,400
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,508,196
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		6,875	7,703,437
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA		5,000	5,313,550
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(c)	100	104,244
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2052	NR		8,075	9,157,292
Cuyahoga Co Hsp - Metrohealth	5.50%	2/15/2057	NR		4,750	5,359,282
Denver Hlth & Hsp Auth	2.092% (3 Mo. LIBOR * .67 + 1.10% )#	12/1/2033	BBB		4,745	4,260,773
Denver Hlth & Hsp Auth	5.25%	12/1/2045	BBB		700	771,953
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,652,604
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	NR		4,400	4,897,772
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%	8/15/2054	AA-		4,825	5,743,487
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A-		515	526,696
Greenville Hlth Sys	5.00%	5/1/2034	A+		3,970	4,506,069
Guadalupe Co - Seguin City Hospital	5.00%	12/1/2045	BB		1,500	1,575,855
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	1/1/2026	AA+		2,500	2,663,438
IN Fin Auth - Major Hsp	5.00%	10/1/2029	Baa2		1,500	1,673,925
IN Hlth Facs - Ascension Hlth	5.00%	11/15/2036	Aa2		3,600	4,199,832
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		765	841,921
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,349,949
LA PFA - Ochsner Clinic	6.25%	5/15/2031	A3		8,090	9,272,111
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2036	BBB-	(c)	1,350	1,432,728
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA-		3,700	4,246,712
MA DFA - Boston Med Ctr	5.00%	7/1/2031	BBB		1,900	2,190,776
MA DFA - Partners Hlth	4.00%	7/1/2041	AA-		5,000	5,326,600
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,000	3,287,910
MD Hlth & HI Ed - Adventist	5.50%	1/1/2046	Baa3		9,000	10,431,360
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		4,275	4,792,874
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2036	BBB		1,320	1,481,938
MD Hlth & HI Ed - Mercy Med Ctr	5.00%	7/1/2038	BBB		2,250	2,517,188
MD Hlth & Hi Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,581,812
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba3		11,150	12,679,780
Meadville Med Center	6.00%	6/1/2046	NR		790	848,974

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Meadville Med Center	6.00%	6/1/2051	NR		$930	$987,269
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(c)	1,000	1,047,750
MN Hlth - Mayo Clinic	5.00%	11/15/2036	AA		2,950	3,896,065
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	A-	(c)	3,150	3,522,204
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	A-	(c)	1,300	1,443,286
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,876,950
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		2,500	2,675,400
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2029	A-		1,000	1,141,280
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2030	A-		580	658,607
Nassau Co LEAC - Catholic Hlth Svcs	5.00%	7/1/2031	A-		1,620	1,831,329
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2031	BBB-		1,300	1,477,502
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2036	BBB-		1,000	1,119,360
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2040	BBB-		1,300	1,428,960
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,580,072
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	6,045,967
Palomar Hlth	5.00%	11/1/2036	BBB-		4,025	4,561,613
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	5,331,147
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2032	BBB-		850	959,565
Pulaski Co Pub Facs - Baptist Hlth	5.00%	12/1/2039	A+		5,750	6,508,827
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	750	827,280
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	675	741,521
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA		1,500	1,568,850
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	750	808,148
Tempe IDA - ASU Mirabella†	6.125%	10/1/2047	NR		1,150	1,186,904
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A+		2,500	2,730,500
UCal Med Ctr	5.25%	5/15/2038	NR		2,340	2,747,254
UCal Med Ctr	5.25%	5/15/2038	AA-		660	766,432
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	BBB+		5,000	5,685,900
VT Ed & Hlth - Univ of VT Med Ctr	5.00%	12/1/2035	A-		4,500	5,218,965
WA Hlth Care - Overlake Hsp	5.00%	7/1/2038	A		4,000	4,489,720
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2043	BBB-		1,500	1,654,890
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2048	BBB-		2,110	2,318,341
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2053	BBB-		3,750	4,106,813
WI Hlth & Ed - Marshfield Hlth Sys	4.00%	2/15/2050	NR		7,780	7,965,008
WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR		2,000	2,034,300
Total						275,059,313

Housing 1.12%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,750	1,908,410
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	609,400
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		1,410	1,549,872
Fed Home Loan Mtg Corp	4.60%	12/15/2044	AA+		5,000	5,398,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A1		$2,000	$2,098,700
IL Fin Auth - CHF - UIC	5.00%	2/15/2047	BBB-		900	995,454
IL Fin Auth - CHF - UIC	5.00%	2/15/2050	BBB-		1,500	1,640,010
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		1,365	1,394,088
Los Angeles Hsg	6.25%	6/1/2034	A-		4,220	4,423,615
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2034	BBB-		1,000	1,053,190
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2039	BBB-		1,150	1,205,810
Toledo/Lucas Port Auth - Univ Toledo	5.00%	7/1/2046	BBB-		1,000	1,053,190
Total						23,330,089

Lease Obligations 5.56%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+		5,600	6,240,080
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A+		8,500	9,477,415
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A+		2,500	2,772,775
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA		5,275	6,120,055
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA		7,000	7,781,270
Houston Co Coop Dist - Country Crossing(d)	12.50%	6/7/2013	NR		1,768	247,520	(g)
IL Sports Facs Auth (AGM)	5.00%	6/15/2027	AA		3,500	3,909,850
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		6,500	7,116,070
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		3,000	3,259,080
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		3,145	3,405,091
IN Fin Auth - Stadium	5.25%	2/1/2032	AA+		4,500	5,387,130
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2026	A1		5,000	5,980,150
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		7,500	8,480,550
NJ EDA - Sch Facs	3.31% (MUNISPA * 1 + 1.60% )#	3/1/2028	BBB+		4,625	4,555,394
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		3,845	4,179,323
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	2,000	2,194,000
NJ Trans Trust Fund	5.00%	12/15/2023	BBB+		4,425	4,965,381
NJ Trans Trust Fund	5.00%	6/15/2042	BBB+		2,215	2,359,241
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA		10,000	11,331,000
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA		6,000	6,790,260
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A+		3,150	3,762,612
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		5,000	5,431,150
Total						115,745,397

Other Revenue 6.12%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		8,165	8,938,307
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB+		5,750	6,315,685
Baker Correctional Dev	8.50%	2/1/2030	NR		3,570	2,886,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Brooklyn Arena LDC - Barclays Ctr	5.00%		7/15/2030	BBB-		$2,340	$2,705,882
CA Infra & Econ Dev - Acad Motion Pict	5.00%		11/1/2041	Aa2		2,500	2,841,275
CA Infra & Econ Dev - Gladstone Inst	5.25%		10/1/2034	A-		8,100	8,979,984
City of Miami Beach - Parking Revs (BAM)	5.00%		9/1/2040	AA		2,000	2,311,860
Cleveland Arpt	5.00%		1/1/2030	A-		2,000	2,208,180
Clifton Higher Ed - IDEA Pub Schs	6.00%		8/15/2043	BBB+		1,000	1,163,230
Clifton Higher Ed - Uplift Education	5.70%		12/1/2025	BBB-		1,825	1,986,166
DC Rev - Friendship Pub Chtr Sch	5.00%		6/1/2041	BBB		1,500	1,682,400
DC Rev - KIPP Chtr Sch	6.00%		7/1/2043	BBB+		1,000	1,211,210
DC Rev - KIPP Chtr Sch	6.00%		7/1/2048	BBB+		1,000	1,211,210
Denver Conv Ctr	5.00%		12/1/2034	Baa2		1,000	1,146,090
FL DFC - Renaissance Chtr Sch	7.625%		6/15/2041	BB	(c)	5,500	6,128,870
HI Dept Budget - Hawaiian Electric AMT	3.25%		1/1/2025	Baa2		3,250	3,386,402
IL Fin Auth - Noble Chrter Schs	6.125%		9/1/2039	BBB		5,100	5,801,505
IN Fin Auth - Drexel Foundation	7.00%		10/1/2039	B-		1,250	1,262,838
Indianapolis Local Pub Impt Bd Bk	5.00%		2/1/2031	Aa3		6,645	7,644,940
Long Beach Nat Gas - ML	2.399% (3 Mo. LIBOR * .67 + 1.45%	)#	11/15/2027	A3		9,000	8,659,080
Lower AL Gas Dist - Goldman Sachs	5.00%		9/1/2046	A3		5,000	6,534,200
MA DFA - Broad Inst	5.25%		4/1/2037	AA-		7,250	8,058,882
Met Boston Trans Pkg Corp	5.25%		7/1/2033	A+		11,000	12,255,980
MI Pub Ed - Bradford Admy	8.75%		9/1/2039	NR		2,250	1,823,602
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.125%		1/1/2025	NR		1,250	13,125
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%		1/1/2037	NR		1,700	17,850
NJ EDA - Team Academy	6.00%		10/1/2043	BBB		3,500	3,937,990
Philadelphia Gas Works	5.00%		10/1/2032	A		4,115	4,830,105
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%		7/15/2039	A3		7,000	7,001,540
TX Muni Gas Acq & Supply - Macquarie	5.00%		12/15/2031	A3		3,995	4,461,177
Total							127,405,946

Special Tax 2.94%

Allentown Neighborhood Impt†	5.00%		5/1/2032	Ba1		1,845	2,054,223
Allentown Neighborhood Impt	5.00%		5/1/2035	Baa3		4,300	4,539,037
Allentown Neighborhood Impt†	5.00%		5/1/2042	Ba1		1,500	1,620,600
Aurora TIF - East River	6.75%		12/30/2027	NR		700	717,843
CT Spl Tax - Trans Infra	5.00%		8/1/2034	AA		3,600	4,082,112
Gramercy Farms CDD~	Zero Coupon	#(a)	5/1/2039	NR		5,240	3,039,200	(g)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax (continued)

Gramercy Farms Cmnty Dev Dist(d)	5.25%		5/1/2039	NR		$1,340	$13
HI Dept Home Lands	5.875%		4/1/2034	Aa3		3,000	3,160,740
Houston Co Coop Dist - Country Crossing(d)	10.00%		5/1/2039	NR		5,000	550,000	(g)
Inland Valley Redev Agy	5.25%		9/1/2037	A-		3,375	3,845,948
Irvine CFD - Great Park	5.00%		9/1/2044	NR		500	549,805
Millsboro Spl Oblig - Plantation Lakes	5.45%		7/1/2036	NR		1,965	1,800,097
NJ EDA - Kapkowski Rd Landfill	6.50%		4/1/2028	Ba2		2,325	2,771,656
NYC IDA - Yankee Stadium (NPFGC)(FGIC)	2.901% (CPI Based	)#	3/1/2024	A3		4,500	4,367,970
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2030	AA		1,000	1,155,150
Rancho Cucamonga Redev Agy (AGM)	5.00%		9/1/2031	AA		1,400	1,613,486
Riverside Co Redev Agy - Tax Alloc	6.50%		10/1/2040	A-		2,000	2,262,620
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	#(a)	10/1/2041	A		11,195	13,460,532
San Diego Redev Agy - No Pk Redev	7.00%		11/1/2039	A		2,500	2,745,975
San Francisco Redev - Mission Bay South	7.00%		8/1/2033	BBB+		1,000	1,162,840
San Francisco Redev - Mission Bay South	7.00%		8/1/2041	BBB+		1,400	1,627,976
Sparks Tourism Impt Dist†	6.50%		6/15/2020	Ba3		900	911,268
Sparks Tourism Impt Dist†	6.75%		6/15/2028	Ba3		2,500	2,531,475
Stone Canyon CID(d)	5.70%		4/1/2022	NR		1,000	250,000	(g)
Stone Canyon CID(d)	5.75%		4/1/2027	NR		1,300	318,500	(g)
Total							61,139,066

Tax Revenue 3.98%

Chicago Brd Ed - CIT	5.00%		4/1/2042	A	(c)	1,800	1,967,832
Chicago Brd Ed - CIT	5.00%		4/1/2046	A	(c)	2,050	2,232,799
Cook Co Sales Tax	4.00%		11/15/2034	AAA		3,000	3,214,740
Hamilton Sales Tax	5.00%		12/1/2030	AA-		2,700	3,226,635
MA Sch Bldg Auth - Sales Tax(b)	5.00%		2/1/2028	AA+		20,000	22,263,600
Met Pier & Expo Auth - McCormick Place	5.50%		6/15/2053	BB+		4,150	4,624,054
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon		6/15/2045	AA		3,145	1,032,252
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2030	A3		10,000	5,897,100
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2036	A3		20,000	8,799,400
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon		12/15/2037	A3		15,000	6,282,750
NJ EDA - Cigarette Tax	5.00%		6/15/2023	BBB+		2,065	2,294,917
NJ EDA - Cigarette Tax	5.00%		6/15/2025	BBB+		1,000	1,098,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Nrthn IN Cmmtr Trans Dist	5.00%	7/1/2041	AA-	$3,250	$3,752,645
NY Conv Ctr Dev Corp	5.00%	11/15/2040	Aa3	2,500	2,878,225
NYC TFA - Future Tax	4.00%	5/1/2037	AAA	2,700	2,945,727
PR Corp Sales Tax(d)	5.00%	8/1/2043	Ca	5,130	513,000
PR Corp Sales Tax(d)	5.375%	8/1/2039	Ca	6,510	651,000
PR Corp Sales Tax(d)	5.50%	8/1/2040	Ca	5,580	558,000
PR Corp Sales Tax(d)	6.125%	8/1/2029	Ca	2,000	200,000
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A	4,190	4,763,946
Yorba Linda Redev Agy	6.00%	9/1/2026	A-	1,145	1,320,780
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	2,000	2,342,400
Total					82,860,702

Tobacco 3.55%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	18,000	1,187,460
Buckeye Tobacco	5.125%	6/1/2024	B-	10,000	9,540,400
Buckeye Tobacco	5.75%	6/1/2034	B-	2,835	2,744,252
Buckeye Tobacco	5.875%	6/1/2047	B-	5,000	4,837,500
Golden St Tobacco	5.00%	6/1/2029	BBB	2,500	2,925,150
Golden St Tobacco	5.00%	6/1/2033	B+	2,200	2,200,044
Golden St Tobacco	5.125%	6/1/2047	B-	11,500	11,499,655
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2027	A	3,325	3,861,622
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	NR	5,625	6,419,194
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	NR	4,880	4,900,008
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-	2,000	2,171,200
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	1,750	1,755,617
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	6,255	6,135,967
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	5,000	4,871,900
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-	3,195	3,113,208
TSASC	5.00%	6/1/2035	A-	1,140	1,303,590
TSASC	5.00%	6/1/2036	A-	570	649,806
TSASC	5.00%	6/1/2048	NR	3,700	3,710,915
Total					73,827,488

Transportation 18.41%

AL Port Auth AMT (AGM)	5.00%	10/1/2034	AA	2,000	2,324,700
AL Port Auth AMT (AGM)	5.00%	10/1/2035	AA	2,000	2,321,040
Alameda Corridor Trsp Auth	5.00%	10/1/2036	BBB+	2,000	2,313,900
Atlanta Arpt - PFC	5.00%	1/1/2028	AA-	1,000	1,173,610
Atlanta Arpt - PFC	5.00%	1/1/2031	AA-	4,000	4,679,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Transportation (continued)

Central TX Mobility Auth	5.00%	1/1/2045	BBB+		$4,500	$5,083,920
Central TX Mobility Auth	6.00%	1/1/2041	BBB+		10,000	11,253,300
Central TX Tpk	5.00%	8/15/2033	BBB+		4,550	5,177,126
Charlotte Arpt	5.00%	7/1/2031	AA-		4,815	5,687,430
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		2,000	2,289,920
Chicago O’Hare Arpt	5.625%	1/1/2035	A		280	308,414
Cleveland Arpt (AGM)	5.00%	1/1/2031	AA		900	1,031,751
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	8,282,736
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2032	A-		4,200	2,618,028
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2037	A-		7,720	3,248,113
Eagle Co Arpt AMT	5.00%	5/1/2033	Baa2		2,430	2,805,678
Eagle Co Arpt AMT	5.00%	5/1/2037	Baa2		1,000	1,140,660
Eagle Co Arpt AMT	5.00%	5/1/2041	Baa2		1,000	1,134,630
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,455,560
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		9,000	10,615,860
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		8,000	9,416,800
Greater Orlando Aviation AMT	4.00%	10/1/2052	A1		7,500	7,889,400
HI Arpt	5.00%	7/1/2034	A+		3,000	3,230,850
HI Arpts AMT	5.00%	7/1/2041	A+		5,000	5,742,650
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		4,000	4,361,080
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	BB-		2,500	2,791,850
Lee Co Arpt AMT	5.375%	10/1/2032	A		3,695	4,107,436
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2041	AA		4,000	4,628,080
MA Port Auth AMT	5.00%	7/1/2040	AA		1,500	1,714,065
MA Port Auth AMT	5.00%	7/1/2045	AA		3,315	3,776,116
Met DC Arpt AMT	5.00%	10/1/2027	AA-		3,250	3,799,607
Met DC Arpt AMT	5.00%	10/1/2028	AA-		2,000	2,295,920
Met DC Arpt AMT	5.00%	10/1/2035	AA-		4,525	5,299,861
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2030	A-		550	630,421
Miami Dade Co - Rickenbacker Cswy	5.00%	10/1/2032	A-		1,160	1,324,998
Miami Dade CO Aviation - Mia	5.00%	10/1/2041	A		6,350	7,458,900
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2028	A		4,435	5,194,095
Miami Dade Co Aviation - MIA AMT	5.00%	10/1/2029	A		2,500	2,915,975
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	7,037,756
Minneapolis / St Paul Met Arpts	5.00%	1/1/2031	A+		2,000	2,318,980
MTA NY	5.00%	11/15/2030	AA-		5,095	5,797,804
MTA NY	6.50%	11/15/2028	AA-		1,440	1,504,166
NC Tpk Auth - Triangle Exprs	5.00%	1/1/2032	BBB		1,000	1,168,660
NC Tpk Auth - Triangle Exprs (AGM)	5.00%	1/1/2039	AA		900	1,046,367
New Orleans Aviation Brd AMT	5.00%	1/1/2040	A-		5,000	5,640,150
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2025	Baa1		2,750	3,157,083
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2026	Baa1		1,000	1,142,430

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NJ Trans Trust Fund	6.00%		6/15/2035	BBB+	$4,500	$5,065,065
North TX Twy Auth	5.00%		9/1/2028	AA+	10,000	11,132,400
North TX Twy Auth	5.00%		1/1/2040	A1	4,350	4,831,719
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%		7/1/2046	Baa3	5,150	5,664,279
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%		1/1/2050	Baa3	14,210	15,791,573
PA Econ Dev - Rapid Bridge AMT	5.00%		12/31/2038	BBB	2,500	2,832,300
PA Tpk Commn	5.00%		6/1/2029	A3	9,000	10,479,420
PA Tpk Commn	5.00%		12/1/2032	A-	7,000	7,859,110
PA Tpk Commn	6.00	%#(a)	12/1/2034	A-	8,460	9,470,885
Philadelphia Airport AMT	5.00%		7/1/2047	A	7,500	8,657,625
Port Auth NY & NJ	5.25%		10/15/2055	AA-	3,325	3,898,629
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%		12/1/2042	AA	1,875	2,079,844
Port Oakland AMT	5.00%		5/1/2028	A+	2,350	2,571,840
Port of Portland - Portland Intl Arpt AMT	5.00%		7/1/2039	AA-	2,000	2,263,420
PR Hwy & Trans Auth (AG)(AGM)	5.50%		7/1/2025	AA	2,000	2,227,580
PR Hwy & Trans Auth (AGM)	5.25%		7/1/2032	AA	2,000	2,203,760
Regional Trans Dist - Denver Trans	6.00%		1/15/2034	Baa3	1,800	1,976,040
Regional Trans Dist COP	5.375%		6/1/2031	Aa3	5,200	5,598,268
Sacramento Co Arpt	5.00%		7/1/2041	A-	7,000	8,180,060
San Antonio Arpt AMT	5.00%		7/1/2045	A+	8,435	9,529,526
San Antonio Arpt AMT (AGM)	5.25%		7/1/2032	AA	1,500	1,503,720
San Diego - South Bay Expwy	5.00%		7/1/2037	A	2,000	2,397,820
San Diego - South Bay Expwy	5.00%		7/1/2042	A	1,825	2,177,846
San Francisco Arpt AMT	5.00%		5/1/2025	A+	5,000	5,478,750
San Francisco Arpt AMT	5.25%		5/1/2033	A+	7,000	8,075,200
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB	10,000	11,225,900
San Jose Arpt AMT	5.00%		3/1/2047	NR	2,800	3,262,616
San Jose Arpt AMT	6.25%		3/1/2034	A2	5,000	5,677,300
South Carolina Ports AMT	5.25%		7/1/2055	A+	5,000	5,750,050
South Jersey Port Corp AMT	5.00%		1/1/2042	Baa1	1,500	1,647,210
South Jersey Port Corp AMT	5.00%		1/1/2048	Baa1	1,750	1,917,178
St Louis Arpt - Lambert Intl Arpt	6.25%		7/1/2029	A-	3,020	3,216,813
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		7/1/2034	BBB	1,525	1,652,155
VA Small Bus Fing - 95 Express Lanes AMT	5.00%		1/1/2040	BBB	4,880	5,254,345
VA Small Bus Fing - Elizabeth River AMT	5.25%		1/1/2032	BBB	6,100	6,784,237
VA Small Bus Fing - Elizabeth River AMT	6.00%		1/1/2037	BBB	1,230	1,400,712
VA Small Bus Fing - I-66 AMT	5.00%		12/31/2052	Baa3	2,250	2,524,433
VA Small Bus Fing - I-66 AMT	5.00%		12/31/2056	Baa3	4,500	5,041,125
Wayne Co Arpt AMT	5.00%		12/1/2039	A	1,700	1,931,200
Wayne Co Arpt AMT	5.00%		12/1/2042	A2	1,200	1,397,700
Wayne Co Arpt AMT	5.00%		12/1/2047	A2	1,000	1,160,110
Total						383,127,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 12.62%

Adelanto Util Sys (AGM)	5.00%		7/1/2039	AA	$1,500	$1,693,350
Baltimore Wastewater	5.00%		7/1/2039	AA-	4,250	4,922,010
Baltimore Water	5.00%		7/1/2032	AA-	2,435	2,850,679
Baltimore Water	5.00%		7/1/2046	AA-	10,000	11,729,900
Beaver Co IDA - Firstenergy	4.00	%#(a)	1/1/2035	Caa1	5,000	2,211,900
Central Plains - Goldman Sachs	5.00%		9/1/2032	A3	5,000	5,602,700
Central Plains - Goldman Sachs	5.00%		9/1/2042	BBB+	7,500	9,669,525
Central Plains - Goldman Sachs	5.25%		9/1/2037	A3	9,025	10,135,616
Chicago Wastewater	5.00%		1/1/2047	A	1,325	1,480,475
Chicago Water	5.00%		11/1/2029	A	4,560	5,390,741
Chicago Water	5.00%		11/1/2036	A	1,775	2,050,622
Chicago Water	5.00%		11/1/2039	A	2,600	2,883,218
Chicago Water (AGM)	5.00%		11/1/2036	AA	3,000	3,512,880
Chicago Water (AGM)	5.00%		11/1/2037	AA	2,500	2,925,075
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	2,125	2,253,987
CO Public Auth - ML	6.50%		11/15/2038	A-	4,270	6,163,446
Compton Water	6.00%		8/1/2039	NR	5,500	5,737,545
DE EDA - NRG Energy	5.375%		10/1/2045	Baa3	9,000	9,420,570
Detroit Sewer	5.00%		7/1/2034	BBB+	1,595	1,801,967
El Dorado Irrigation Dist (AGM)	5.00%		3/1/2034	AA	3,600	4,150,800
HI Dept Budget - Hawaiian Electric AMT	4.00%		3/1/2037	Baa2	5,000	5,231,050
IN Muni Pwr	5.25%		1/1/2030	A+	2,000	2,350,280
IN Muni Pwr	5.25%		1/1/2032	A+	2,050	2,409,037
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	2,000	2,393,920
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2027	AA	4,875	3,331,185
Jefferson Co Sewer (AGM)	5.50%		10/1/2053	AA	2,215	2,539,896
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2035	A-	5,000	5,700,250
KY Muni Pwr Auth (NPFGC)(FGIC)	5.00%		9/1/2036	A-	4,000	4,553,720
Lansing Brd Wtr & Light	5.00%		7/1/2030	AA-	4,735	5,229,003
Long Beach Nat Gas - ML	5.50%		11/15/2037	A-	5,825	7,671,234
Louisville/Jeff Co Met Swr Dist	5.00%		5/15/2028	AA	9,710	10,853,838
Lower Colo Riv Auth - Transmn Contract	5.00%		5/15/2040	A	2,625	2,988,195
Maricopa Co Poll Ctl - El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,713,535
MO Joint Muni Elec Util Commn	5.00%		12/1/2040	A2	4,600	5,301,454
New Orleans Water	5.00%		12/1/2034	A-	1,000	1,143,420
New Orleans Water	5.00%		12/1/2040	A-	1,250	1,440,075
North Sumter Co Util Dep Dist	5.375%		10/1/2030	A	5,000	5,445,500
OH Air Quality - Ohio Vly Elec	5.625%		10/1/2019	BBB-	4,620	4,775,740
Omaha Pub Pwr Dist	5.25%		2/1/2042	A+	3,500	4,096,015
Paducah Electric (AGM)	5.00%		10/1/2033	AA	1,000	1,148,640
Paducah Electric (AGM)	5.00%		10/1/2035	AA	1,000	1,144,510
Philadelphia Gas Works	5.00%		8/1/2029	A	1,750	2,048,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Gas Works	5.00%	8/1/2030	A		$1,500	$1,747,260
Philadelphia Gas Works	5.00%	8/1/2047	A		3,000	3,488,070
Philadelphia Water & Wastewater	5.00%	7/1/2028	A+		2,520	2,993,558
Philadelphia Water & Wastewater	5.00%	7/1/2030	A+		3,355	3,962,658
Philadelphia Water & Wastewater	5.25%	10/1/2052	A+		5,550	6,634,359
Pima CO IDA - Tucson Elec	4.00%	9/1/2029	A-		5,040	5,356,058
PR Elec Pwr Auth(d)	1.595% (3 Mo. LIBOR * .67 + .70%)#	7/1/2031	Ca		4,000	1,220,000
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	BBB+		3,145	3,854,072
Salt Verde Fin Corp - Citi	5.00%	12/1/2037	BBB+		10,705	13,417,219
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	BBB+		3,685	4,472,227
Southern CA Pub Pwr Auth - Goldman Sachs	2.392% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3		3,000	2,831,490
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	(c)	3,000	3,566,370
Trimble Env Facs - Louisville Gas & Elec	3.75%	6/1/2033	A1		11,250	11,509,875
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3		3,520	3,960,458
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3		9,520	10,682,773
WV EDA - Morgantown Energy AMT	2.875%	12/15/2026	Baa3		865	855,675
Total						262,648,595
Total Municipal Bonds (cost $1,973,512,701)						2,071,563,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.54%

Variable Rate Demand Notes 0.54%

Housing 0.01%

IN Hsg & Cmnty Dev - SF Mtge Rev (GNMA)	1.85%	1/2/2018	7/1/2039	Aaa	$265	$265,000

Utilities 0.53%

Appling Co Dev - GA Power	1.84%	1/2/2018	9/1/2029	A-	1,150	1,150,000
Appling Co Dev - GA Power	1.84%	1/2/2018	9/1/2041	A-	6,200	6,200,000
NYC Muni Water	1.82%	1/2/2018	8/1/2022	AAA	955	955,000
NYC Muni Water	1.80%	1/2/2018	8/1/2031	AAA	800	800,000
St Lucie Co PCR - FL Pwr & Lt Co	1.78%	1/2/2018	9/1/2028	Aa2	1,800	1,800,000
Total						10,905,000

Total Short-Term Investments (cost $11,170,000)						11,170,000

Total Investments in Securities 100.10% (cost $1,984,682,701)						2,082,733,545

Cash and Other Assets in Excess of Liabilities (0.10%)						(2,158,257)

Net Assets 100.00%						$2,080,575,288

Note: See Footnotes to Schedule of Investments on page 118 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$—	$119,896,211	$2,842,000	$122,738,211
Lease Obligations	—	115,497,877	247,520	115,745,397
Special Tax	—	56,981,366	4,157,700	61,139,066
Remaining Industries	—	1,771,940,871	—	1,771,940,871
Variable Rate Demand Notes	—	11,170,000	—	11,170,000
Total	$—	$2,075,486,325	$7,247,220	$2,082,733,545
Liabilities
Trust Certificates(4)	$—	$(26,250,000)	$—	$(26,250,000)
Total	$—	$(26,250,000)	$—	$(26,250,000)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.
(4)	Refer to Note 2(e) for a description of Municipal Bonds held in Trust.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$17,719,035
Accrued Discounts (Premiums)	21,222
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	1,963,477
Purchases	—
Sales	—
Transfers into Level 3	1,048,000
Transfers out of Level 3	(13,504,514)
Balance as of December 31, 2017	$7,247,220
Change in unrealized appreciation/depreciation for period ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$1,963,478

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.06%

Corporate-Backed 11.76%

AK IDA - Anchorage Sportsplex(d)	6.12%		8/1/2031	NR	$2,869	$372,996
Allegheny Co IDA - US Steel	6.875%		5/1/2030	B	6,050	6,195,321
Beauregard Parish - Office Max	6.80%		2/1/2027	B3	5,000	4,999,850
Build NYC Res Corp - Pratt Paper AMT†	5.00%		1/1/2035	NR	1,450	1,619,143
CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	9,000	9,771,300
Cleveland Arpt - Continental Airlines AMT	5.375%		9/15+/2027	BB-	15,240	15,286,025
Fort Bend IDC - NRG Energy	4.75%		11/1/2042	Baa3	2,000	2,079,400
IA Fin Auth - Alcoa	4.75%		8/1/2042	BBB-	1,535	1,586,576
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	23,410	24,961,381
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B	10,000	10,200,100
IL Fin Auth - Leafs Hockey Club(d)	5.875%		3/1/2027	NR	1,500	367,500
IL Fin Auth - Leafs Hockey Club(d)	6.00%		3/1/2037	NR	1,450	355,250
MA DFA - Covanta†	4.875%		11/1/2042	BB-	2,100	2,100,819
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%		1/1/2022	NR	10,015	10,154,208
Maricopa Co IDA - Waste Mgmt AMT	3.375	%#(a)	12/1/2031	A-	4,165	4,316,314
MD EDC - Chesapeake Bay Hyatt(d)	5.00%		12/1/2016	NR	3,430	2,058,000
Niagara Area Dev Corp - Covanta AMT†	5.25%		11/1/2042	BB-	15,760	15,771,347
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB-	5,125	5,758,194
NJ EDA - Continental Airlines AMT	5.25%		9/15/2029	BB-	9,460	10,430,028
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB-	5,965	5,983,670
NJ EDA - Continental Airlines AMT	5.50%		6/1/2033	BB-	1,885	2,131,765
NJ EDA - Continental Airlines AMT	5.625%		11/15/2030	BB-	2,600	2,974,998
NY Liberty Dev Corp - 3 WTC†	5.00%		11/15/2044	NR	45,725	49,819,216
NYC IDA - TRIPS AMT	5.00%		7/1/2028	BBB	6,135	6,679,604
OH Air Quality - Pratt Paper AMT†	4.25%		1/15/2038	NR	1,250	1,294,438
OH Air Quality - Pratt Paper AMT†	4.50%		1/15/2048	NR	5,500	5,776,430
PA Econ Dev - Natl Gypsum AMT	5.50%		11/1/2044	NR	1,000	1,068,460
PA Econ Dev - US Airways	8.00%		5/1/2029	BB-	2,460	2,732,347
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-	1,000	1,107,080
Rockdale Co Dev - Visy Paper AMT	6.125%		1/1/2034	NR	6,000	6,011,100
Rumford Solid Waste - Office Max AMT	6.875%		10/1/2026	B3	1,500	1,499,955
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-	7,000	7,675,220
Valparaiso Facs - Pratt Paper AMT	5.875%		1/1/2024	NR	1,185	1,325,316
Valparaiso Facs - Pratt Paper AMT	7.00%		1/1/2044	NR	4,000	4,794,160
West Pace Coop Dist(d)	9.125%		5/1/2039	NR	13,770	7,986,600	(g)
WI PFA - Natl Gypsum AMT	5.25%		4/1/2030	NR	2,500	2,716,075
WI PFA - TRIPS AMT	5.00%		7/1/2042	BBB	6,000	6,427,980
WI Pub Fin Auth - Celanese AMT	4.30%		11/1/2030	BBB-	3,125	3,244,563
WI Pub Fin Auth - Celanese AMT†	5.00%		12/1/2025	BBB-	1,950	2,227,212
Total						251,859,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education 4.61%

AZ IDA - American Charter Sch†	5.00%	7/1/2022	BB+		$1,880	$1,961,348
CA Muni Fin - Julian Chtr Sch†	5.625%	3/1/2045	B+		5,000	5,101,350
Chicago Brd Ed	5.00%	12/1/2044	BB-	(c)	3,250	3,344,575
Chicago Brd Ed	5.00%	12/1/2046	BB-	(c)	6,500	6,683,950
Clifton Higher Ed - Intl Ldrshp Sch	5.75%	8/15/2045	NR		4,500	4,850,055
Dauphin Co Gen Auth - Harrisburg Univ†	5.125%	10/15/2041	BB		2,500	2,465,475
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,490	1,529,560
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2032	BB+		1,075	1,186,682
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%	9/1/2045	BB+		2,100	2,279,067
Glenville Clg	5.00%	6/1/2037	NR		1,500	1,505,520
Glenville Clg	5.25%	6/1/2047	NR		4,000	4,036,520
IA HI Ed - Wartburg Clg	5.00%	10/1/2037	BB-	(c)	1,545	1,590,856
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,334,558
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	4,008,560
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,504,825
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		4,450	4,456,630
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		3,090	3,174,913
MA DFA - Emmanuel College	5.00%	10/1/2043	Baa2		6,145	6,957,553
Marietta Dev Auth - Life Univ†	5.00%	11/1/2037	Ba3		3,750	4,071,113
Marietta Dev Auth - Life Univ†	5.00%	11/1/2047	Ba3		3,000	3,206,400
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	4,307,080
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,163,960
NY Dorm - Yeshiva Univ	5.00%	11/1/2031	B3		1,475	1,563,677
Phoenix IDA - Basis Schs†	5.00%	7/1/2045	BB		2,500	2,611,100
Phoenix IDA - Basis Schs†	5.00%	7/1/2047	BB		1,000	1,052,500
Phoenix IDA - Basis Schs†	5.00%	7/1/2051	BB		2,580	2,695,016
Phoenix IDA - Legacy Tradtl Schs†	5.00%	7/1/2035	Ba1		2,060	2,163,659
Pima IDA - American Leadership Acad†	5.00%	6/15/2047	NR		4,150	4,163,031
Pima IDA - American Leadership Acad†	5.00%	6/15/2052	NR		3,565	3,553,271
Tuscarawas Co Eco Dev - Ashland Univ	6.00%	3/1/2045	NR		5,000	5,163,800
Total						98,686,604

General Obligation 10.52%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	B1		6,360	6,670,368
Atlantic City GO (BAM)	5.00%	3/1/2032	AA		300	348,783
Bellwood GO	5.875%	12/1/2027	A		3,000	3,475,650
Bellwood GO	6.15%	12/1/2032	A		2,770	3,235,859
CA State GO	4.00%	9/1/2035	AA-		5,000	5,454,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Chicago Brd Ed	2.54% (MUNISPA * 1 + 1.83%)#	3/1/2036	B	$12,450	$12,406,425
Chicago Brd Ed	5.00%	12/1/2031	B	3,200	3,261,440
Chicago Brd Ed	5.00%	12/1/2042	B	15,570	15,826,749
Chicago Brd Ed	5.25%	12/1/2035	B	6,950	7,248,016
Chicago Brd Ed	5.25%	12/1/2039	B	7,540	7,848,009
Chicago Brd Ed	5.25%	12/1/2041	B	16,235	16,625,614
Chicago Brd Ed	5.50%	12/1/2039	B	5,725	5,961,271
Chicago Brd Ed	6.50%	12/1/2046	B	4,900	5,659,402
Chicago Brd Ed†	6.75%	12/1/2030	B	1,000	1,222,230
Chicago Brd Ed	7.00%	12/1/2044	B	2,180	2,579,093
Chicago Brd Ed†	7.00%	12/1/2046	B	6,560	7,959,051
Chicago GO	5.00%	1/1/2024	BBB+	1,270	1,393,787
Chicago GO	5.00%	1/1/2034	BBB+	3,615	3,678,913
Chicago GO	5.00%	1/1/2038	BBB+	3,800	4,033,776
Chicago GO	5.00%	1/1/2040	BBB+	1,935	1,981,962
Chicago GO	5.25%	1/1/2028	BBB+	2,630	2,884,374
Chicago GO	5.25%	1/1/2032	BBB+	3,000	3,231,240
Chicago GO	5.50%	1/1/2033	BBB+	3,305	3,611,175
Chicago GO	5.50%	1/1/2037	BBB+	1,000	1,088,190
Chicago GO	5.50%	1/1/2042	BBB+	250	271,098
Chicago GO	6.00%	1/1/2038	BBB+	17,835	20,653,465
Eaton Area Pk & Rec Dist	5.25%	12/1/2034	NR	1,250	1,333,350
Eaton Area Pk & Rec Dist	5.50%	12/1/2030	NR	710	774,546
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	5,000	5,042,950
IL State GO	3.50%	6/1/2029	BBB-	3,880	3,605,606
IL State GO	4.00%	1/1/2026	BBB-	2,790	2,804,313
IL State GO	4.00%	6/1/2037	BBB-	7,000	6,610,590
IL State GO	4.50%	11/1/2039	BBB-	1,100	1,112,738
IL State GO	5.00%	11/1/2028	BBB-	10,000	10,933,100
IL State GO	5.00%	2/1/2029	BBB-	5,000	5,428,900
IL State GO	5.00%	1/1/2035	BBB-	7,000	7,460,110
NJ Trans Trust Fund	Zero Coupon	12/15/2029	BBB+	7,665	4,724,859
PR Comwlth GO(d)	4.00%	7/1/2020	Ca	1,175	265,844
PR Comwlth GO(d)	5.00%	7/1/2020	Ca	11,695	2,660,612
PR Comwlth GO(d)	5.00%	7/1/2022	Ca	2,970	675,675
PR Comwlth GO(d)	5.00%	7/1/2023	Ca	2,710	616,525
PR Comwlth GO(d)	5.625%	7/1/2032	Ca	4,775	1,086,313
PR Comwlth GO(d)	5.625%	7/1/2033	Ca	4,030	916,825
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Ca	2,235	2,182,187

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Scranton GO	5.00%	9/1/2028	BB+		$500	$538,500
Scranton GO	5.00%	9/1/2029	BB+		1,000	1,074,450
Scranton GO	5.00%	11/15/2032	BB+		2,500	2,627,700
WI PFA - American Dream†	7.00%	12/1/2050	NR		12,000	14,187,000
Total						225,273,083

Health Care 30.00%

AL PFA - AL Proton Therapy†	6.85%	10/1/2047	NR		6,500	6,727,760
Alachua Co Hlth - East Ridge Ret Vlg	6.25%	11/15/2044	BB	(c)	2,750	3,065,755
Alachua Co Hlth - East Ridge Ret Vlg	6.375%	11/15/2049	BB	(c)	1,000	1,119,030
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	10,016,700
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	4,507,425
Antelope Valley Hlth	5.00%	3/1/2041	Ba3		4,000	4,296,160
Antelope Valley Hlth	5.00%	3/1/2046	Ba3		3,300	3,532,419
Antelope Valley Hlth	5.25%	3/1/2036	Ba3		1,000	1,100,880
Atlanta Dev Auth - Georgia Proton Ctr	7.00%	1/1/2040	NR		13,000	13,677,170
Blaine Sr Hsg & Hlthcare - Crest View	6.125%	7/1/2050	NR		5,000	5,208,500
Botetourt Co RCF - Glebe	6.00%	7/1/2044	NR		6,485	7,161,839
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CCC		5,350	5,350,428
CA Stwde - Daughters of Charity	5.75%	7/1/2024	CCC		1,460	1,463,197
CA Stwde - Daughters of Charity	5.75%	7/1/2035	CCC		2,620	2,620,341
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,798,867
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2044	BB		5,350	5,916,725
CA Stwde - Loma Linda Univ Med Ctr†	5.25%	12/1/2056	BB		21,000	23,317,560
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		11,120	12,459,960
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,089,200
CA Stwde - So Cal Presbyterian†	7.25%	11/15/2041	BBB+	(c)	2,500	2,731,000
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	1,089,810
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,823,710
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	1,095,980
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2037	BB	(c)	4,000	4,064,960
Chester Co Hlth & Ed - Immaculata Univ	5.00%	11/1/2046	BB	(c)	4,000	4,033,720
Clackamas Co HFA - Willamette View	5.00%	11/15/2047	NR		1,200	1,278,828
Clackamas Co HFA - Willamette View	5.00%	11/15/2052	NR		1,000	1,057,400
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	6,318,669
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	5,524,729
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	1,043,850
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2037	BB+	(c)	750	838,132
CO Hlth Facs - Fraiser Meadows	5.25%	5/15/2047	BB+	(c)	2,250	2,486,317
CT Hlth & Ed - Church Home†	5.00%	9/1/2046	BB	(c)	1,000	1,039,110
CT Hlth & Ed - Church Home†	5.00%	9/1/2053	BB	(c)	1,500	1,551,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cumberland Co Mun Auth - Asbury	5.25%		1/1/2041	NR		$2,000	$2,075,000
Cumberland Co Mun Auth - Asbury	5.40%		1/1/2022	NR		335	353,184
Cumberland Co Mun Auth - Asbury	6.00%		1/1/2040	NR		2,000	2,101,040
Cuyahoga Co Hsp - Metrohealth	5.50%		2/15/2052	NR		8,075	9,157,292
Cuyahoga Co Hsp - Metrohealth	5.50%		2/15/2057	NR		4,900	5,528,523
DC Rev - Ingleside at Rock Creek	5.00%		7/1/2052	NR		1,800	1,881,648
Decatur Hsp - Wise Hlth	5.25%		9/1/2044	BB+		5,720	6,288,511
Denver Hlth & Hsp Auth	5.25%		12/1/2045	BBB		3,700	4,080,323
Fairfax Co EDA - Vinson Hall	5.00%		12/1/2032	NR		1,000	1,072,810
Fairfax Co EDA - Vinson Hall	5.00%		12/1/2042	NR		2,800	2,956,576
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%		7/1/2030	Ba1		4,225	4,624,009
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%		7/1/2035	Ba1		2,620	2,890,856
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%		7/1/2039	Ba1		800	882,656
Franklin Hlth - Proton Therapy†	7.50%		6/1/2047	NR		10,000	10,863,600
Fulton Co Med Ctr	5.00%		7/1/2046	NR		4,000	4,152,480
Fulton Co Med Ctr	5.00%		7/1/2051	NR		5,000	5,137,200
Gainesville & Hall Co Hsp - NE GA Hlth GTD	5.50%		8/15/2054	AA-		3,600	4,285,296
Gaithersburg Eco Dev - Asbury	6.00%		1/1/2023	BBB	(c)	4,385	4,722,689
Glendale IDA - Beatitudes	5.00%		11/15/2036	NR		1,500	1,548,285
Glendale IDA - Beatitudes	5.00%		11/15/2040	NR		4,000	4,106,360
Glendale IDA - Beatitudes	5.00%		11/15/2045	NR		5,000	5,113,100
Guadalupe CO - Seguin City Hospital	5.00%		12/1/2040	BB		4,880	5,143,666
Hanover Co EDA - Covenant Woods	5.00%		7/1/2042	NR		2,000	2,083,200
Hanover Co EDA - Covenant Woods	5.00%		7/1/2047	NR		1,985	2,062,594
Harris Co Cultural Ed - Brazos	5.125%		1/1/2048	BB+	(c)	1,535	1,588,587
Harris Co Cultural Ed - Brazos	7.00%		1/1/2043	BB+	(c)	3,000	3,720,870
Holmes Co Hsp - Doctors Mem Hsp	5.75%		11/1/2026	NR		4,120	4,120,371
Holmes Co Hsp - Doctors Mem Hsp	6.00%		11/1/2038	NR		7,115	7,114,644
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2044	NR		2,955	3,060,996
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2046	NR		7,000	7,240,450
ID HFA - Madison Mem Hosp	5.00%		9/1/2029	BB+		700	786,737
ID HFA - Madison Mem Hosp	5.00%		9/1/2030	BB+		1,530	1,712,238
ID HFA - Madison Mem Hosp	5.00%		9/1/2037	BB+		1,000	1,096,310
IL Fin Auth - Clare Oaks	Zero Coupon		11/15/2052	NR		569	98,849
IL Fin Auth - Clare Oaks˜	Zero Coupon		11/15/2052	NR		569	161,181
IL Fin Auth - Clare Oaks˜	Zero Coupon		11/15/2052	NR		2,845	110,724
IL Fin Auth - Clare Oaks	4.00	%#(a)	11/15/2052	NR		4,550	3,885,273
IL Fin Auth - Clare Oaks	7.00%		11/15/2027	NR		790	790,332
IL Fin Auth - Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(c)	3,355	3,360,871
IL Fin Auth - Friendship Vlg Shaumburg	5.625%		2/15/2037	BB-	(c)	3,975	3,982,393
IL Fin Auth - Friendship Vlg Shaumburg	7.25%		2/15/2045	BB-	(c)	3,500	3,902,850
IL Fin Auth - Landing / Plymouth Place	6.00%		5/15/2043	BB+	(c)	2,165	2,383,492
IL Fin Auth - Northwestern Mem Hsp†(b)	5.75%		8/15/2030	AA		5,000	5,326,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Plymouth Place	5.25%	5/15/2050	BB+	(c)	$3,150	$3,294,553
King Co Pub Hsp - Snoqualmie Vly Hsp	6.25%	12/1/2045	NR		3,500	3,625,510
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2042	BB	(c)	1,750	1,860,320
Kirkwood IDA - Aberdeen Heights	5.25%	5/15/2050	BB	(c)	5,000	5,283,750
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		765	841,921
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,211,219
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,662,294
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	3,210,750
LA Env Facs - St James Place	6.25%	11/15/2045	NR		6,100	6,856,095
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	6,196,357
LA PFA - Ochsner Clinic	6.50%	5/15/2037	A3		8,250	9,522,645
Lancaster Co Hosp Auth - Bretheren Village	5.125%	7/1/2037	BB+	(c)	1,000	1,107,300
Lancaster Co Hosp Auth - Bretheren Village	5.25%	7/1/2041	BB+	(c)	1,000	1,112,980
Licking Co Hlth - Kendal Granville	6.00%	7/1/2050	NR		6,000	6,367,320
MA DFA - Seven Hills Fndtn	5.00%	9/1/2045	BBB-		5,000	5,350,700
Magnolia West CDD	5.35%	5/1/2037	NR		290	294,887
Martin Hsp Dist	7.25%	4/1/2036	BBB	(c)	3,450	3,781,096
MD Hlth & HI Ed - Doctors Cmnty Hospital	5.00%	7/1/2038	Baa3		7,275	8,156,293
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba3		225	242,582
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba3		245	269,623
Meadville Med Center	6.00%	6/1/2046	NR		2,225	2,391,096
Meadville Med Center	6.00%	6/1/2051	NR		2,600	2,760,108
Mesquite Hlth - Christian Care Ctrs	5.125%	2/15/2042	BB+	(c)	1,000	1,047,750
Montgomery Co IDA - Einstein Hlthcare	5.25%	1/15/2045	Baa3		7,000	7,702,660
Moon IDC - Baptist Homes Soc	6.00%	7/1/2045	NR		9,250	10,056,970
Multnomah Co Hsp Facs - Mirabella	5.40%	10/1/2044	NR		3,250	3,514,420
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2033	BB+		2,765	2,984,541
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		10,690	11,440,010
New Hope - Carillon	5.00%	7/1/2046	NR		2,000	2,043,020
New Hope Cult Ed Facs - Carillon	5.00%	7/1/2036	NR		3,000	3,111,360
New Hope Cultural - Wesleyan Homes	5.50%	1/1/2049	NR		2,630	2,830,406
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,150	1,150,115
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		6,880	6,716,325
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	BBB		5,625	6,154,931
OH Hsp - Cleveland Clinic†,(b)	5.50%	1/1/2034	AA		13,500	14,030,618
Palm Beach Co Hlth - Sinai Residences	7.50%	6/1/2049	NR		2,325	2,824,131
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BBB-		6,250	6,976,812
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BBB-		9,375	10,429,219
Philadelphia IDA - Gtr Philadelphia Hlth	6.50%	6/1/2045	NR		2,485	2,603,659
Philadelphia IDA - Gtr Philadelphia Hlth	6.625%	6/1/2050	NR		3,660	3,850,796
Philadelphia IDA - Wesley	5.00%	7/1/2042	BB	(c)	1,355	1,446,815
Philadelphia IDA - Wesley	5.00%	7/1/2049	BB	(c)	4,000	4,242,000
Red River Hlth - Methodist Ret Cmnty	7.75%	11/15/2044	NR		1,500	1,750,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Red River Hlth - Methodist Ret Cmnty	8.00%	11/15/2049	NR		$1,000	$1,178,190
RI Hlth & Ed - Care New England	5.00%	9/1/2036	BB-		7,000	7,598,500
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR		1,945	2,134,988
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR		6,000	6,642,300
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2042	BB	(c)	1,625	1,792,440
Rockville Eco Dev - Ingleside at King Farm	5.00%	11/1/2047	BB	(c)	1,450	1,592,897
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR		1,000	1,088,270
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR		1,600	1,748,400
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		10,000	12,041,000
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2033	NR		2,120	2,292,547
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2037	NR		1,000	1,070,470
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2042	NR		3,815	4,061,640
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2046	NR		6,070	6,442,273
SE Port Auth - Memorial Hlth	5.50%	12/1/2043	BB	(c)	1,100	1,204,291
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	BB	(c)	1,660	1,845,472
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,380	1,380,166
Tarrant Co Cultural - Buckingham Sr Lvg	5.50%	11/15/2045	BB	(c)	3,650	3,750,521
Tarrant Co Cultural - Buckner	6.75%	11/15/2047	NR		2,500	2,813,875
Tarrant Co Cultural - Buckner	6.75%	11/15/2052	NR		3,000	3,364,770
Tarrant Co Cultural - Trinity Terrace	5.00%	10/1/2049	BBB+	(c)	2,635	2,839,292
Tempe IDA - ASU Mirabella†	6.00%	10/1/2037	NR		1,200	1,236,456
Tempe IDA - ASU Mirabella†	6.125%	10/1/2052	NR		1,400	1,439,648
Tulsa Co Industrial Auth - Montereau	5.25%	11/15/2045	BBB-	(c)	2,750	3,146,825
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR		1,200	1,246,836
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR		1,550	1,613,472
Upper San Juan Hlth	6.00%	6/1/2041	NR		2,225	2,282,427
Upper San Juan Hlth	6.125%	6/1/2046	NR		3,015	3,087,360	(g)
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR		2,955	3,596,501
WA HFC - Lea Hill†	5.00%	7/1/2046	NR		1,020	1,051,314
WA HFC - Lea Hill†	5.00%	7/1/2051	NR		2,000	2,054,300
WA HFC - Lea Hill Proj†	5.00%	7/1/2036	NR		1,000	1,045,750
WA HFC - Lea Hill Proj†	5.00%	7/1/2041	NR		1,000	1,035,690
WA Hsg - Herons Key†	7.00%	7/1/2045	NR		1,370	1,480,860
WA Hsg - Herons Key†	7.00%	7/1/2050	NR		2,000	2,155,520
WA Hsg - Mirabella†	6.50%	10/1/2032	NR		1,970	2,160,263
WA Hsg - Mirabella†	6.75%	10/1/2047	NR		3,000	3,306,750
WA Hsg - Rockwood†	6.00%	1/1/2024	NR		1,260	1,369,595
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2043	BBB-		1,500	1,654,890
Ward Co Hlth Facs - Trinity Hlth	5.00%	6/1/2053	BBB-		3,750	4,106,812
WI Hlth & Ed - American Baptist	5.00%	8/1/2032	NR		1,375	1,435,582
WI Hlth & Ed - American Baptist	5.00%	8/1/2039	NR		1,500	1,540,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

WI Hlth & Ed - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	B1		$4,000	$4,192,280
WI PFA - Bancroft Neurohealth†	5.125%	6/1/2048	NR		4,900	5,002,116
WI PFA - Delray Beach Radiation Ctr†	6.85%	11/1/2046	NR		5,335	5,611,780
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,961	60,997
WI PFA - Las Ventanas Retirement	Zero Coupon	10/1/2042	NR		2,455	1,251,937
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR		6,895	6,954,642
WI PFA - Mary’s Woods†	5.25%	5/15/2047	BB	(c)	1,000	1,092,620
WI PFA - Mary’s Woods†	5.25%	5/15/2052	BB	(c)	2,300	2,505,321
WI PFA - Rose Villa	5.75%	11/15/2044	NR		2,035	2,213,775
Wilson Co Hsp	5.60%	9/1/2036	NR		3,530	3,531,588
Woodbury Hsg - St Therese	5.25%	12/1/2049	NR		2,000	2,094,220
Woodbury Hsg - St Therese	5.125%	12/1/2044	NR		2,500	2,606,900
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR		5,000	5,098,150
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2038	NR		2,000	2,033,940
Total						642,448,058

Housing 1.08%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		700	822,122
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR		1,000	1,169,750
CA Muni Fin - Caritas Affordable Hsg	5.25%	8/15/2039	BBB+		550	609,400
IL Fin Auth - CHF - UIC	5.00%	2/15/2037	BBB-		1,000	1,102,650
IL Fin Auth - CHF - UIC	5.00%	2/15/2047	BBB-		900	995,454
IL Fin Auth - Three Crowns Park	5.25%	2/15/2047	NR		2,750	2,934,497
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		3,180	3,247,766
MA DFA - Newbridge†	5.00%	10/1/2047	BB+	(c)	1,000	1,087,560
MA DFA - Newbridge†	5.00%	10/1/2057	BB+	(c)	5,000	5,416,700
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(c)	1,500	1,574,460
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(c)	4,000	4,192,480
Total						23,152,839

Lease Obligations 1.63%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A+		1,500	1,708,890
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A+		5,000	5,572,800
Houston Co Coop Dist - Country Crossing(d)	12.50%	5/15/2020	NR		4,199	587,860	(g)
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB		2,155	2,359,251
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2040	BBB		2,320	2,520,355
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2044	BBB		8,000	8,661,600
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,175	1,316,118
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		5,000	5,653,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	$2,000	$2,194,000
NJ EDA - Sch Facs	5.50%	6/15/2029	BBB+		3,500	4,140,080
PR Pub Fin Corp(d)	5.50%	8/1/2031	C		12,250	275,625
Total						34,990,279

Other Revenue 6.50%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	A-		5,120	5,604,915
Arlington HI Ed Fin Corp - Arlington Classics	5.00%	8/15/2045	BB+		2,250	2,375,572
Arlington Hi Ed Fin Corp - Newman Intl Acad	5.50%	8/15/2046	NR		5,000	4,964,000
Baker Correctional Dev	8.50%	2/1/2030	NR		8,568	6,927,314
CA Sch Fin Auth - KIPP LA	5.125%	7/1/2044	BBB		2,390	2,696,685
Chester Co IDA - Collegium Charter Sch	5.125%	10/15/2037	NR		1,000	1,048,620
Chester Co IDA - Collegium Charter Sch	5.25%	10/15/2047	NR		2,500	2,606,125
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BB+		5,000	5,313,550
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB+		1,000	1,163,230
FL DFC - FL Charter Foundation†	5.00%	7/15/2046	NR		4,000	3,899,040
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR		1,235	813,914
FL DFC - Palm Bay Admy†	Zero Coupon	5/15/2037	NR		940	9,400	(g)
FL DFC - Palm Bay Admy†	6.375%	5/15/2037	NR		2,620	2,639,991
FL DFC - Renaissance Chtr Sch†	6.125%	6/15/2046	NR		5,000	5,292,000
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB	(c)	6,000	6,701,040
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043	Ba1		3,250	3,494,790
Gainesville & Hall Co Dev Auth - Riverside	5.00%	3/1/2047	BBB-	(c)	1,680	1,784,782
Gainesville & Hall Co Dev Auth - Riverside	5.125%	3/1/2052	BBB-	(c)	1,250	1,325,387
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	B-		1,250	1,262,838
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-		4,750	5,166,907
Lombard PFC - Conf Ctr & Hotel(d)	7.125%	1/1/2036	NR		8,500	3,315,000
Lower AL Gas Dist - Goldman Sachs	5.00%	9/1/2046	A3		12,750	16,662,210
Maricopa Co IDA - Horizon	5.00%	7/1/2035	BB+		3,000	3,089,670
Maricopa Co IDA - Paradise Schools†	5.00%	7/1/2047	BB+		4,000	4,168,560
MD EDC - Chesapeake Bay Hyatt(d)	5.00%	12/1/2031	NR		15,200	9,120,000
MD EDC - Chesapeake Bay Hyatt(d)	5.25%	12/1/2031	NR		3,000	1,800,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037	NR		5,370	4,196,655
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	NR		2,250	1,823,602
MI Pub Ed - Crescent Admy	7.00%	10/1/2036	NR		665	670,599
Michigan St Strategic FD Escrow(h)	Zero Coupon	—(i)	NR		5,000	500	(j)
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.125%	1/1/2025	NR		2,790	29,295
Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR		5,755	60,428
Mission Econ Dev Corp - Natgasoline AMT†	5.75%	10/1/2031	BB-		9,000	9,419,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036	BBB	$3,165	$3,209,658
Ohio St Pollution Ctl Rev Escrow(d)	5.625%	5/15/2020	NR	2,965	297	(j)
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032	BB+	7,000	7,010,850
Phoenix IDA - Basis Schs†	5.00%	7/1/2046	BB	2,000	2,087,580
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	B-	1,425	1,009,114
UT Charter Sch Fin Auth - Freedom Academy†	5.375%	6/15/2048	NR	5,150	5,193,517
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB+	1,185	1,242,295
Total					139,198,970

Special Tax 6.12%

Allentown Neighborhood Impt†	5.00%	5/1/2042	Ba1	3,900	4,213,560
Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025	NR	915	940,830
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR	2,250	2,312,753
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.125%	7/1/2036	NR	1,030	1,052,516
Anne Arundel Co Spl Tax - Vlgs Two Rivers	5.25%	7/1/2044	NR	2,150	2,191,538
Arborwood CDD	5.35%	5/1/2036	NR	4,550	4,558,645
Arborwood CDD	6.90%	5/1/2025	NR	580	663,688
Arborwood CDD	6.90%	5/1/2036	NR	70	78,015
Arborwood CDD	6.90%	5/1/2036	NR	760	856,740
Aurora TIF - East River	6.50%	12/30/2023	NR	1,610	1,650,170
Aurora TIF - East River	6.75%	12/30/2027	NR	1,140	1,169,059
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR	4,095	4,101,347
Celebration Pointe CDD†	5.00%	5/1/2048	NR	3,100	3,226,418
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	5,131,520
Durbin Crossing CDD	5.50%	5/1/2037	NR	4,900	90,085	(j)
Fremont CFD - Pacific Commons	5.00%	9/1/2045	NR	3,000	3,375,030
Grandview IDA - Grandview Crossing(d)	5.75%	12/1/2028	NR	1,000	155,000	(g)
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	6,625,782
Houston Co Coop Dist - Country Crossing(d)	10.00%	5/1/2039	NR	11,325	1,245,750	(g)
Inland Valley Redev Agy	5.25%	9/1/2037	A-	3,375	3,845,947
Miami World Ctr CDD	5.25%	11/1/2049	NR	2,000	2,144,520
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,142	4,710,483
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2037	NR	750	803,610
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	5,000	5,236,450
Nthrn Palm Bch Co Impt Dist	5.00%	8/1/2046	NR	2,750	2,924,158
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	6,110	6,125,336
Orange Co CFD	5.25%	8/15/2045	NR	2,000	2,279,480
Orange Co CFD - Esencia	5.00%	8/15/2046	NR	6,250	7,056,000
Orange Grove CDD(d)	5.30%	11/1/2021	NR	1,705	289,850	(g)
Plaza Met Dist #1†	5.00%	12/1/2022	NR	500	545,575

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Plaza Met Dist #1†	5.00%	12/1/2040	NR	$2,500	$2,606,975
Prairie Ctr Met Dist #3†	5.00%	12/15/2041	NR	3,475	3,596,486
Prince Georges CO	5.00%	7/1/2046	NR	5,000	5,029,450
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	2,925	3,150,576
River Islands PFA - CFD 2003	5.50%	9/1/2045	NR	5,005	5,402,097
San Francisco Redev - Hunters Point	5.00%	8/1/2039	NR	2,240	2,478,806
San Francisco Redev - Hunters Point	5.00%	8/1/2044	NR	2,500	2,757,150
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	2,161,860
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	1,500	1,662,615
Scranton RDA GTD	5.00%	11/15/2028	BB+	5,000	5,128,450
Southlands Met Dist #1	5.00%	12/1/2037	Ba1	500	544,835
Southlands Met Dist #1	5.00%	12/1/2047	Ba1	1,000	1,079,430
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	700	724,115
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	5,500	5,569,245
St Louis IDA - Ballpark Vlg	4.75%	11/15/2047	NR	3,875	4,002,255
Stone Canyon CID(d)	5.70%	4/1/2022	NR	1,485	371,250	(g)
Tern Bay CDD(d)	5.375%	5/1/2037	NR	13,145	3,943,500
Village CDD #10	6.00%	5/1/2044	NR	910	1,072,390	(g)
Whispering Springs CDD(d)	5.20%	10/1/2021	NR	2,290	286,250
Total					131,167,590

Tax Revenue 3.30%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	1,440	1,641,053
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	3,248,847
Met Pier & Expo Auth - McCormick Place	Zero Coupon	12/15/2054	BB+	10,000	1,711,600
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+	1,000	1,002,370
Met Pier & Expo Auth - Mccormick Place	5.00%	6/15/2050	BB+	7,655	7,891,310
Met Pier & Expo Auth - Mccormick Place	5.00%	6/15/2052	BB+	2,830	2,972,519
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2053	BB+	6,035	6,497,764
Met Pier & Expo Auth - McCormick Place	5.00%	6/15/2057	BB+	4,000	4,356,480
Met Pier & Expo Auth - McCormick Place	5.50%	6/15/2053	BB+	9,150	10,195,204
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	6/15/2047	AA	5,000	1,470,100
Met Pier & Expo Auth - McCormick Place (AGM)	Zero Coupon	12/15/2052	AA	5,250	1,190,910
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon	12/15/2036	A3	20,000	8,799,400
PR Corp Sales Tax(d)	5.00%	8/1/2024	Ca	5,080	508,000
PR Corp Sales Tax(d)	5.00%	8/1/2043	Ca	2,725	272,500
PR Corp Sales Tax(d)	5.00%	8/1/2046	Ca	9,725	3,914,312
PR Corp Sales Tax(d)	5.25%	8/1/2041	Ca	23,720	2,372,000
PR Corp Sales Tax(d)	5.375%	8/1/2039	Ca	9,380	938,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax(d)	5.50%	8/1/2028	Ca	$5,060	$506,000
PR Corp Sales Tax(d)	5.50%	8/1/2040	Ca	7,000	700,000
PR Corp Sales Tax(d)	5.50%	8/1/2042	Ca	5,350	535,000
PR Corp Sales Tax(d)	5.75%	8/1/2037	Ca	4,395	439,500
PR Corp Sales Tax(d)	6.125%	8/1/2029	Ca	3,030	303,000
PR Corp. Sales Tax(d)	5.25%	8/1/2040	Ca	19,080	7,679,700
Virgin ISlands PFA - Matching Fund	5.00%	10/1/2029	Caa1	2,500	1,568,750
Total					70,714,319

Tobacco 11.10%

Buckeye Tobacco	Zero Coupon	6/1/2047	NR	70,000	4,617,900
Buckeye Tobacco	Zero Coupon	6/1/2052	NR	100,000	2,768,000
Buckeye Tobacco	5.125%	6/1/2024	B-	27,480	26,217,019
Buckeye Tobacco	5.75%	6/1/2034	B-	8,810	8,527,992
Buckeye Tobacco	5.875%	6/1/2030	B-	11,000	10,614,560
Buckeye Tobacco	5.875%	6/1/2047	B-	18,475	17,874,562
CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	22,650	3,569,867
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	25,000	3,377,500
Golden St Tobacco	5.00%	6/1/2033	B+	12,660	12,660,253
Golden St Tobacco	5.125%	6/1/2047	B-	10,420	10,419,687
Golden St Tobacco	5.30%	6/1/2037	B	5,000	5,063,550
Golden St Tobacco	5.75%	6/1/2047	B3	15,615	15,722,743
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	47,000	1,787,410
Inland Empire Tobacco	4.625%	6/1/2021	NR	3,800	3,801,178
Inland Empire Tobacco	5.00%	6/1/2021	NR	4,455	4,456,426
MI Tob Settlement	5.125%	6/1/2022	B-	2,565	2,564,384
MI Tob Settlement	5.25%	6/1/2022	B-	4,005	4,005,000
MI Tob Settlement	6.00%	6/1/2034	B-	5,000	4,999,750
Monroe Tobacco	Zero Coupon	6/1/2061	NR	22,900	711,274
Nthrn AK Tobacco	5.00%	6/1/2032	B3	5,000	4,984,550
Nthrn CA Tobacco	5.50%	6/1/2045	B-	5,280	5,280,053
RI Tob Settlement	Zero Coupon	6/1/2052	CCC+	25,885	2,558,215
Rockland Tobacco	Zero Coupon	8/15/2060	NR	40,000	1,436,800
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	20,000	863,800
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	15,000	2,100,750
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	10,000	978,700
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+	6,085	6,098,752
Tobacco Settlement Auth IA	5.50%	6/1/2042	B+	2,880	2,890,397
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	4,885	4,900,681
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	4,845	4,752,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp NJ	5.00%	6/1/2029	BBB-		$17,670	$17,669,647
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B		13,575	13,227,208
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC+		39,410	3,284,035
Tobacco Settlement Fin Corp VA	Zero Coupon	6/1/2047	CCC		7,500	564,675
Tobacco Settlement Fin Corp VA	5.00%	6/1/2047	B-		10,605	10,333,512
TSASC	5.00%	6/1/2036	A-		280	319,203
TSASC	5.00%	6/1/2048	NR		11,670	11,704,427
Total						237,707,260

Transportation 5.01%

Broward Co Arpt AMT	5.125%	10/1/2038	A+		2,835	3,248,768
Chicago Midway Arpt AMT	5.00%	1/1/2026	A		4,000	4,579,840
Chicago O’Hare Arpt AMT	5.00%	1/1/2031	A		2,985	3,268,187
Denver City & Co Arpt AMT	5.50%	11/15/2025	A		3,410	4,009,648
E470 Pub Hwy Auth	Zero Coupon	9/1/2037	A-		5,000	2,385,300
E470 Pub Hwy Auth (NPFGC)(FGIC)	Zero Coupon	9/1/2031	A-		25,000	16,224,500
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-		4,500	2,455,560
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2046	BBB-		1,000	1,162,100
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2049	BBB-		5,000	5,897,700
Foothill / Eastern Corridor Toll Rd	6.00%	1/15/2053	BBB-		6,915	8,139,646
Foothill / Eastern Corridor Toll Rd	6.50%	1/15/2043	Baa3		2,000	2,394,640
Houston Arpt - Continental Airlines AMT	5.00%	7/15/2035	BB-		3,000	3,270,810
Mid Bay Bridge Auth	7.25%	10/1/2034	AAA	(c)	5,900	7,037,756
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+		2,700	3,039,039
NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3		10,000	11,113,000
PR Hwy & Trans Auth(d)	5.00%	7/1/2020	C		6,035	1,146,650
PR Hwy & Trans Auth(d)	5.00%	7/1/2022	C		1,545	293,550
PR Hwy & Trans Auth(d)	5.00%	7/1/2028	C		1,015	25,375
San Joaquin Hills Trsp Corridor	5.25%	1/15/2044	BBB-		3,270	3,691,372
San Joaquin Hills Trsp Corridor	5.25%	1/15/2049	BBB-		5,000	5,627,500
South Carolina Ports AMT	5.25%	7/1/2055	A+		5,000	5,750,050
South Jersey Port Corp AMT	5.00%	1/1/2042	Baa1		1,500	1,647,210
South Jersey Port Corp AMT	5.00%	1/1/2048	Baa1		1,750	1,917,178
VA Small Bus Fing - Elizabeth River AMT	6.00%	1/1/2037	BBB		1,230	1,400,712
VA Small Bus Fing - I-66 AMT	5.00%	12/31/2052	Baa3		2,250	2,524,433
VA Small Bus Fing - I-66 AMT	5.00%	12/31/2056	Baa3		4,500	5,041,125
Total						107,291,649

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 6.43%

Adelanto Util Sys	6.625%		7/1/2031	NR	$11,000	$11,824,890
Arborwood CDD	5.50%		5/1/2036	NR	495	496,237
CO Public Auth - ML	6.50%		11/15/2038	A-	5,255	7,585,225
Compton Water	6.00%		8/1/2039	NR	3,710	3,870,235
Detroit Water	5.25%		7/1/2041	A-	5,000	5,473,150
Guam Waterworks Auth	5.50%		7/1/2043	A-	2,535	2,857,275
IN Muni Pwr	5.25%		1/1/2034	A+	2,345	2,755,703
Jefferson Co Sewer	Zero Coupon		10/1/2039	BBB-	5,000	4,224,350
Jefferson Co Sewer	Zero Coupon		10/1/2046	BBB-	5,445	4,571,840
Jefferson Co Sewer	6.00%		10/1/2042	BBB-	6,075	7,114,615
Jefferson Co Sewer	6.50%		10/1/2053	BBB-	20,050	23,999,048
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2028	AA	4,035	2,575,944
Jefferson Co Sewer (AGM)	Zero Coupon		10/1/2042	AA	5,000	4,384,700
Jefferson Co Sewer (AGM)	5.00%		10/1/2044	AA	5,000	5,613,800
Long Beach Nat Gas - ML	5.50%		11/15/2037	A-	8,345	10,989,948
Maricopa Co Poll Ctl - El Paso Elec	7.25%		2/1/2040	Baa1	3,500	3,713,535
Moraine Ohio Solid Waste Disp Escrow AMT(d)	6.75%		12/31/2025	NR	525	52	(j)
OH Air Quality - Firstenergy	3.75	%#(a)	12/1/2023	Caa1	2,505	1,108,362
OH Air Quality - Firstenergy	4.375	%#(a)	6/1/2033	B1	5,090	5,013,701
OH Wtr Dev Auth - Firstenergy	4.375	%#(a)	6/1/2033	B1	1,090	1,073,661
OH Wtr Dev Auth - Firstenergy	4.375	%#(a)	6/1/2033	B1	1,000	985,010
PR Aqueduct & Swr Auth	5.00%		7/1/2033	CC	3,020	1,868,625
PR Aqueduct & Swr Auth	5.125%		7/1/2037	CC	2,740	1,695,375
PR Aqueduct & Swr Auth	5.25%		7/1/2042	CC	4,160	2,574,000
PR Elec Pwr Auth(d)	5.00%		7/1/2042	Ca	2,475	819,844
PR Elec Pwr Auth(d)	5.05%		7/1/2042	Ca	2,060	682,375
PR Elec Pwr Auth(d)	5.25%		7/1/2040	Ca	17,690	5,859,812
PR Elec Pwr Auth(d)	5.50%		7/1/2038	Ca	1,530	506,812
PR Elec Pwr Auth(d)	5.75%		7/1/2036	Ca	3,040	1,007,000
Salt Verde Fin Corp - Citi	5.00%		12/1/2037	BBB+	10,000	12,533,600
Total						137,778,724
Total Municipal Bonds (cost $2,103,476,224)						2,100,269,316

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 0.62%

Variable Rate Demand Notes 0.62%

General Obligation 0.10%

NYC GO	1.78%	1/2/2018	6/1/2044	AA	$2,100	$2,100,000

Health Care 0.10%

IL Fin Auth - Advocate Hlth	1.75%	1/3/2018	11/1/2038	AA+	2,200	2,200,000

Utilities 0.42%

NYC Muni Water	1.80%	1/2/2018	8/1/2031	AAA	2,900	2,900,000
St Lucie Co PCR - FL Pwr & Lt Co	1.78%	1/2/2018	9/1/2028	Aa2	6,150	6,150,000
Total						9,050,000

Total Short-Term Investments (cost $13,350,000)						13,350,000

Total Investments in Securities 98.68% (cost $2,116,826,224)						2,113,619,316

Cash and Other Assets in Excess of Liabilities(f) 1.32%						28,219,929

Net Assets 100.00%						$2,141,839,245

Note: See Footnotes to Schedule of Investments on page 118 of this report.

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2018	64	Short	$(9,641,884)	$(9,792,000)	$(150,116)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Corporate-Backed	$—	$243,873,341	$7,986,600	$251,859,941
Health Care	—	639,360,698	3,087,360	642,448,058
Lease Obligations	—	34,402,419	587,860	34,990,279
Other Revenue	—	139,188,773	10,197	139,198,970
Special Tax	—	127,943,265	3,224,325	131,167,590
Utilities	—	137,778,672	52	137,778,724
Remaining Industries	—	762,825,754	—	762,825,754
Variable Rate Demand Notes	—	13,350,000	—	13,350,000
Total	$—	$2,098,722,922	$14,896,394	$2,113,619,316
Liabilities
Trust Certificates(4)	$—	$(9,250,000)	$—	$(9,250,000)
Total	$—	$(9,250,000)	$—	$(9,250,000)
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(150,116)	—	—	(150,116)
Total	$(150,116)	$—	$—	$(150,116)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.
(4)	Refer to Note 2(e) for a description of Municipal Bond held in Trust..

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$31,397,747
Accrued Discounts (Premiums)	(1,724)
Realized Gain (Loss)	—
Change in Unrealized Appreciation (Depreciation)	62,786
Purchases	—
Sales	(15,000)
Transfers into Level 3	—
Transfers out of Level 3	(16,547,415)
Balance as of December 31, 2017	$14,896,394
Change in unrealized appreciation/depreciation for period ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$62,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.42%

Corporate-Backed 17.45%

AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B3	$230	$229,993
AL IDA - Office Max Rmkt AMT	6.45	%#(a)	12/1/2023	B3	445	444,987
Beaver Co IDA - FirstEnergy Rmkt	2.70	%#(a)	4/1/2035	Caa1	1,000	442,500
Brazos River Nav Dist - Dow Chemical AMT	5.90	%#(a)	5/1/2038	BBB	310	314,207
Build NYC Res Corp - Pratt Paper AMT†	4.50%		1/1/2025	NR	250	281,390
CA Stwde - So Cal Edison	2.625	%#(a)	11/1/2033	Aa3	500	512,270
Greater Orlando Aviation - Jet Blue AMT	5.00%		11/15/2026	NR	100	107,075
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB-	1,000	1,063,530
Houston Arpt - Continental Airlines AMT	5.00%		7/1/2029	BB-	250	277,282
IA Fin Auth - Iowa Fertilizer Co	5.00%		12/1/2019	B	5,800	6,012,628
IA Fin Auth - Iowa Fertilizer Co	5.25%		12/1/2025	B	1,305	1,391,482
IA Fin Auth - Iowa Fertilizer Co	5.50%		12/1/2022	B	265	270,303
IA Fin Auth - Iowa Fertilizer Co†	5.875%		12/1/2027	B	200	214,226
IN Fin Auth - US Steel	6.00%		12/1/2019	B	235	245,406
IN Fin Auth - US Steel	6.00%		12/1/2026	B	550	562,067
Int Falls MN - Office Max	5.50%		4/1/2023	B3	430	429,987
JFK IAT - American Airlines AMT	5.00%		8/1/2026	BB-	4,040	4,347,646
LA Env Facs - Westlake Chem	6.50%		8/1/2029	BBB	170	189,941
LA Env Facs - Westlake Chem	6.50%		11/1/2035	BBB	600	672,792
Love Field Arpt - Southwest Airlines AMT	5.00%		11/1/2022	A3	285	323,449
MA Port Auth - Delta Airlines AMT (AMBAC)	5.00%		1/1/2027	NR	235	238,274
Matagorda Co Poll Ctl - Central Pwr & Lt AMT	1.75	%#(a)	5/1/2030	A-	1,000	984,850
Montgomery Co IDA - Peco Generation AMT	2.70	%#(a)	10/1/2034	BBB	1,500	1,506,150
Nez Perce CO Poll Ctl - Potlatch	2.75%		10/1/2024	BB+	1,585	1,583,019
Niagara Area Dev Corp - Covanta†	4.00%		11/1/2024	BB-	1,100	1,100,649
NJ EDA - Continental Airlines AMT	4.875%		9/15/2019	BB-	1,210	1,250,232
NJ EDA - Continental Airlines AMT	5.125%		9/15/2023	BB-	500	561,775
NJ EDA - Continental Airlines AMT	5.50%		4/1/2028	BB-	105	105,329
NJ EDA - Goethals Brdg AMT	5.25%		1/1/2025	BBB-	160	180,741
NY Energy - NY State Elec & Gas AMT	2.375	%#(a)	7/1/2026	A-	240	243,569
NY Liberty Dev Corp - 3 WTC†	5.15%		11/15/2034	NR	100	110,826
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2021	BB-	1,250	1,359,875
NYC IDA - TRIPS AMT	5.00%		7/1/2022	BBB	1,000	1,112,850
OH Air Quality - Pratt Paper AMT†	3.75%		1/15/2028	NR	200	208,154
Onondaga Co IDA - Bristol Meyers AMT	5.75%		3/1/2024	A+	280	334,653
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%		1/1/2022	BB+	175	175,262
Port Seattle IDC - Delta Airlines AMT	5.00%		4/1/2030	BBB-	500	553,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Red River - AEP Texas North (NPFGC) (FGIC)	4.45%		6/1/2020	A-		$455	$483,647
Richland Co Env Impt - Intl Paper AMT	3.875%		4/1/2023	BBB		1,720	1,859,268
Salem Co Poll Ctl - Chambers AMT	5.00%		12/1/2023	BBB-		1,985	2,160,375
St Charles Parish - Valero Energy	4.00	%#(a)	12/1/2040	BBB		450	481,518
Tulsa Mun Arpt - American Airlines AMT	5.00	%#(a)	6/1/2035	BB-		400	438,584
Whiting Env Facs - BP AMT	5.00	%#(a)	11/1/2045	A1		1,170	1,330,161
WI PFA - TrIPS AMT	5.00%		7/1/2022	BBB		670	723,540
WI PFA - Waste Mgmt AMT	2.00	%#(a)	7/1/2029	A-		800	808,712
WI Pub Fin Auth - Celanese AMT	5.00%		1/1/2024	BBB-		500	558,560
WI Pub Fin Auth - Celanese AMT†	5.00%		12/1/2025	BBB-		1,000	1,142,160
Total							39,929,434

Education 6.97%

AZ IDA - American Charter Sch†	4.00%		7/1/2019	BB+		1,030	1,036,242
Chester Co Hlth & Ed - Immaculata Univ	5.00%		11/1/2022	BB	(c)	630	657,373
Chicago Brd Ed	5.00%		12/1/2019	NR		85	90,318
Chicago Brd Ed	5.00%		12/1/2019	B		330	341,415
Chicago Brd Ed	5.00%		12/1/2022	BB-	(c)	1,500	1,591,635
Chicago Brd Ed	5.00%		12/1/2028	B		560	563,097
Clifton Higher Ed - Intl Ldrshp Sch	4.625%		8/15/2025	NR		100	104,934
FL HI Ed - Nova Southeastern Univ	6.00%		4/1/2026	A-		480	532,656
Frederick Co Ed Fac - Mount St Mary’s Univ†	5.00%		9/1/2027	BB+		1,000	1,129,890
Glenville Clg	3.25%		6/1/2022	NR		500	497,755
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2021	Baa3		150	150,331
IL Fin Auth - IL Inst of Tech	5.00%		4/1/2031	Baa3		390	390,581
IL Fin Auth - IL Inst of Tech	6.25%		2/1/2019	Baa3		55	56,267
IL Fin Auth - IL Inst of Tech	7.125%		2/1/2034	Baa3		100	102,748
IL Fin Auth - IL Wesleyan Univ	5.00%		9/1/2022	A-		560	627,239
IL Fin Auth - Roosevelt Univ	6.50%		4/1/2039	Ba1		2,000	2,125,500
MA DFA - Emerson Clg	5.00%		1/1/2024	BBB+		500	577,615
MA DFA - Suffolk Univ	5.00%		7/1/2022	Baa2		805	913,128
Marietta Dev Auth - Life Univ	7.00%		6/15/2039	NR		250	256,185
Multnomah Co Hsp Facs - Mirabella	5.00%		10/1/2024	NR		100	111,093
New Rochelle LDC - Iona Clg	5.00%		7/1/2023	BBB		315	354,851
NY Dorm - Long Island Univ	3.00%		9/1/2019	BBB		725	730,140
NY Dorm - Orange Regl Med Ctr†	5.00%		12/1/2018	BBB-		100	102,364
NY Dorm - Pace Univ	4.00%		5/1/2022	BBB-		245	261,743
NY Dorm - Pace Univ	5.00%		5/1/2021	BBB-		530	576,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Pace Univ	5.00%	5/1/2024	BBB-	$170	$191,162
NY Dorm - Yeshiva Univ	3.75%	9/1/2018	BBB-	130	131,399
NY Dorm - Yeshiva Univ	4.00%	11/1/2025	B3	95	95,661
NY Dorm - Yeshiva Univ	4.00%	11/1/2026	B3	145	143,717
NY Dorm - Yeshiva Univ	5.00%	11/1/2021	B3	190	201,096
Pima IDA - American Leadership Acad†	4.00%	6/15/2022	NR	910	921,839
Troy Cap Res Corp - RPI	5.00%	8/1/2021	A3	250	275,857
VA Clg Bldg Auth - Marymount Univ†	5.00%	7/1/2022	BB+	100	109,054
Total					15,951,170

General Obligation 12.11%

Atlantic City GO (BAM)	5.00%	3/1/2021	AA	600	648,912
Atlantic City GO (BAM)	5.00%	3/1/2022	AA	245	270,585
Chicago Brd Ed	4.25%	12/1/2018	B	260	262,356
Chicago Brd Ed	4.25%	12/1/2018	NR	95	97,346
Chicago Brd Ed	5.25%	12/1/2023	B	1,170	1,182,811
Chicago Brd Ed	2.54% (MUNISPA * 1 + 1.83%)#	3/1/2036	B	800	797,200
Chicago Brd Ed	5.25%	12/1/2024	B	345	348,553
Chicago Brd Ed	5.25%	12/1/2026	B	760	766,802
Chicago Brd Ed (NPFGC) (FGIC)	5.00%	12/1/2019	A3	365	380,874
Chicago GO	4.00%	1/1/2022	BBB+	160	167,331
Chicago GO	4.50%	1/1/2020	BBB+	700	728,462
Chicago GO	5.00%	12/1/2019	BBB+	625	656,362
Chicago GO	5.00%	1/1/2021	BBB+	325	339,999
Chicago GO	5.00%	1/1/2024	BBB+	1,050	1,116,696
Chicago GO	5.00%	1/1/2024	BBB+	1,870	2,052,269
Chicago GO	5.25%	1/1/2022	BBB+	785	857,824
Cook Co GO	5.00%	11/15/2018	AA-	200	205,492
Cook Co GO	5.00%	11/15/2022	AA-	290	326,418
Cook Co GO	5.25%	11/15/2022	AA-	620	674,405
Cook Co GO	5.25%	11/15/2024	AA-	400	442,780
Eaton Area Pk & Rec Dist	5.00%	12/1/2018	NR	100	102,391
Hartford GO	2.125%	7/15/2018	CCC	215	213,568
IL State GO	4.00%	7/1/2018	BBB-	605	609,701
IL State GO	5.00%	1/1/2018	BBB-	245	245,000
IL State GO	5.00%	8/1/2019	BBB-	350	361,959
IL State GO	5.00%	1/1/2020	BBB-	1,010	1,049,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

IL State GO	5.00%	2/1/2020	BBB-		$1,175	$1,222,928
IL State GO	5.00%	4/1/2020	BBB-		675	704,511
IL State GO	5.00%	4/1/2020	BBB-		565	589,702
IL State GO	5.00%	7/1/2020	BBB-		755	791,399
IL State GO	5.00%	3/1/2021	BBB-		755	795,287
IL State GO	5.00%	6/1/2021	BBB-		100	105,704
IL State GO	5.00%	7/1/2021	BBB-		755	799,077
IL State GO	5.00%	8/1/2021	BBB-		645	683,268
IL State GO	5.00%	2/1/2022	BBB-		835	887,413
IL State GO	5.25%	1/1/2020	BBB-		465	485,474
New Haven GO (AGM)	5.00%	8/15/2020	AA		1,275	1,361,904
NJ State Bldg Auth	4.00%	6/15/2021	BBB+		150	156,533
Philadelphia Sch Dist	4.00%	9/1/2018	A2		300	303,894
Philadelphia Sch Dist	5.00%	9/1/2020	A2		535	572,209
Philadelphia Sch Dist	6.00%	9/1/2038	A2		870	895,987
PR Comwlth GO(d)	4.00%	7/1/2021	Ca		300	67,125
PR Comwlth GO(d)	5.25%	7/1/2022	Ca		1,585	360,587
PR Comwlth GO(d)	5.50%	7/1/2017	Caa3		110	24,750
PR Comwlth GO(d)	5.50%	7/1/2019	Ca		265	60,288
PR Comwlth GO (AGM)	5.50%	7/1/2019	AA		260	269,893
PR Comwlth GO (NPFGC)(FGIC)	5.50%	7/1/2020	A3		230	234,559
PR Comwlth GO TCRS (AMBAC)	4.50%	7/1/2023	Ca		635	619,995
PR Elec Pwr Auth (NPFGC)(FGIC)	5.25%	7/1/2023	A3		620	618,568
PR Pub Bldg Auth GTD(d)	5.50%	7/1/2023	Ca		55	12,650
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2018	A2		190	191,393
Total						27,720,816

Health Care 20.74%

Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		195	195,439
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		150	150,317
Antelope Valley Hlth	5.00%	3/1/2021	Ba3		205	215,435
Ashland Med Ctr - Kings Daughters	5.00%	2/1/2022	Baa2		560	614,398
Atlanta Dev Auth - Georgia Proton Ctr	6.00%	1/1/2023	NR		1,000	1,019,350
Blaine Sr Hsg & Hlthcare - Crest View	5.125%	7/1/2025	NR		275	288,866
CA Muni Fin - Northbay Hlthcare	4.00%	11/1/2022	NR		760	815,457
CA Statewide - Beverly	4.00%	2/1/2021	BBB-		590	618,013
CA Stwde - American Baptist	5.00%	10/1/2020	BBB+	(c)	235	256,232
CA Stwde - Daughters of Charity	5.50%	7/1/2022	CCC		130	130,285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Stwde - Daughters of Charity	5.75%		7/1/2024	CCC		$730	$731,599
CA Stwde - Eskaton Pptys	5.00%		11/15/2021	BBB		775	867,519
CA Stwde - Loma Linda Univ Med Ctr†	5.00%		12/1/2025	BB		1,000	1,153,590
Church Home of Hartford†	2.875%		9/1/2020	BB	(c)	200	200,056
Church Home of Hartford†	3.25%		9/1/2021	BB	(c)	200	200,096
CO Hlth Facs - Christian Living	4.00%		1/1/2020	NR		250	258,190
CO Hlth Facs - Fraiser Meadows	5.00%		5/15/2021	BB+	(c)	810	875,513
Cuyahoga Co Hsp - Metrohealth	5.00%		2/15/2023	Baa3		1,500	1,659,270
Denver Hlth & Hsp Auth	2.092% (3 Mo. LIBOR * .67 + 1.10	%)#	12/1/2033	BBB		300	269,385
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%		7/1/2035	Ba1		45	49,652
Friendsview Retirement Community	4.00%		11/15/2026	NR		500	521,335
Gaithersburg Eco Dev - Asbury	6.00%		1/1/2023	BBB	(c)	500	538,505
Glendale IDA - Beatitudes	5.00%		11/15/2023	NR		1,715	1,850,296
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2022	BB		250	268,295
Guadalupe Co - Seguin City Hospital	5.00%		12/1/2023	BB		1,280	1,386,662
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2021	NR		610	632,899
Howard Co Retmt Cmnty - Vantage House	5.00%		4/1/2021	NR		325	337,217
ID HFA - Madison Mem Hosp	5.00%		9/1/2021	BB+		1,000	1,072,410
IL Fin Auth - Centegra Hlth	5.00%		9/1/2021	BB+		100	107,710
IL Fin Auth - Friendship Vlg Shaumburg	5.00	%#(a)	2/15/2037	BB-	(c)	60	60,003
IL Fin Auth - Friendship Vlg Shaumburg	5.375%		2/15/2025	BB-	(c)	90	90,158
IL Fin Auth - Plymouth Place	5.00%		5/15/2025	BB+	(c)	125	138,018
IL Fin Auth - Presence Health	5.00%		2/15/2020	BBB-		1,000	1,054,170
IL Fin Auth - Three Crowns Park	3.25%		2/15/2022	NR		550	554,461
King Co Pub Hsp - Snoqualmie Vly Hsp	5.00%		12/1/2025	NR		100	101,873
Kirkwood IDA - Aberdeen Hts	5.00%		5/15/2022	BB	(c)	800	866,704
Kirkwood IDA - Aberdeen Hts	8.00%		5/15/2021	NR		345	379,690
KY EDFA - Owensboro Hlth	5.00%		6/1/2022	Baa3		300	329,553
Lancaster Co Hosp Auth - Bretheren Village	5.00%		7/1/2023	BB+	(c)	700	781,697
MA DFA - Boston Med Ctr	5.00%		7/1/2022	BBB		395	441,365
MA DFA - UMass Mem Hlth	5.00%		7/1/2023	BBB+		785	895,552
MA DFA - UMass Mem Hlth	5.00%		7/1/2025	A-	(c)	650	766,265
MA Hlth & Ed - Boston Med Ctr	4.75%		7/1/2023	BBB		200	203,220
MD Hlth & HI Ed - Adventist	5.00%		1/1/2021	Baa3		600	648,606
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%		7/1/2032	Ba3		475	540,170
Mesquite Hlth - Christian Care Ctrs	5.00%		2/15/2020	BB+	(c)	200	209,144
Morgan Co Hosp - USDA Replacement Proj	2.75%		9/1/2019	NR		1,220	1,213,778

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2021	BB+		$275	$292,842
NC Med - Southminster	5.00%	10/1/2021	NR		365	397,138
New Hope - Carillon	3.00%	7/1/2020	NR		585	588,083
New Hope Cult Ed Facs - Crestview	4.00%	11/15/2021	BB+	(c)	615	638,210
New Hope Cultural - Wesleyan Homes	4.00%	1/1/2018	NR		100	100,000
NH Hlth & Ed - Hillside Village†	3.50%	7/1/2022	NR		400	402,260
NJ EDA - Lions Gate	4.00%	1/1/2020	NR		325	333,915
NJ EDA - Lions Gate	4.375%	1/1/2024	NR		200	210,048
NJ Hlth - St Josephs Hlth	5.00%	7/1/2024	BBB-		485	551,042
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2021	BB+		225	236,691
NJ Hlth - St Peters Univ Hsp	5.75%	7/1/2037	BB+		135	137,361
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		80	87,157
NY Dorm - Orange Reg Med Ctr†	5.00%	12/1/2022	BBB-		500	553,765
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2022	BBB-		200	221,506
Palm Beach Co Hlth - Sinai Residences	6.75%	6/1/2024	NR		115	137,726
Palomar Hlth	5.00%	11/1/2021	BBB-		250	273,340
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2023	BBB-		1,000	1,114,550
Price William Co IDA - Westminster	4.00%	1/1/2021	NR		930	974,119
RI Hlth & Ed - Care New England	5.00%	9/1/2020	BB-		1,000	1,051,010
Rochester Hlth & Hsg - Homestead	5.00%	12/1/2025	NR		700	779,149
Rockville Eco Dev - Ingleside at King Farm	2.50%	11/1/2024	BB	(c)	600	602,022
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB+		775	933,177
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2021	NR		670	722,113
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2022	NR		700	763,119
SC Jobs EDA - Hampton Regl Med	5.00%	11/1/2023	NR		740	813,164
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	BB	(c)	400	422,276
St Paul Hsg - Healtheast	5.25%	11/15/2028	A+		650	711,984
Tarrant Co Cultural - Buckingham Sr Lvg	3.875%	11/15/2020	BB	(c)	100	100,010
Tarrant Co Cultural - Buckingham Sr Lvg	4.50%	11/15/2021	BB	(c)	1,500	1,500,195
Tarrant Co Cultural - Buckner	3.875%	11/15/2022	NR		410	411,205
Tempe IDA - ASU Mirabella†	4.00%	10/1/2023	NR		825	829,867
Tulsa Co Industrial Auth - Montereau	5.00%	11/15/2023	BBB-	(c)	230	260,116
UMass Mem Hlth	5.00%	7/1/2021	BBB+		265	283,648
WA HFC - Lea Hill Proj†	3.20%	7/1/2021	NR		500	499,670
Westchester Co Hlth Care	5.00%	11/1/2022	BBB		410	450,012
WI Hlth & Ed - American Baptist	3.50%	8/1/2022	NR		750	754,702
WI Hlth & Ed - Tomah Hosp	2.65%	11/1/2020	NR		1,125	1,114,076
WI PFA - Bancroft Neurohealth†	4.00%	6/1/2020	NR		635	656,692
Total						47,466,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing 1.86%

MA DFA - Newbridge†	3.50%	10/1/2022	BB+	(c)	$500	$517,010
Montgomery Co Hsg	4.00%	7/1/2048	Aa2		975	1,045,814
NC Hsg Fin Agy	4.00%	7/1/2047	AA		985	1,059,338
NYC IDA - Yankee Stadium (FGIC)	2.861% (CPI Based )#	3/1/2021	Baa1		480	474,533
PA Hsg Fin Auth AMT	4.00%	4/1/2039	NR		1,085	1,149,221
Total						4,245,916

Lease Obligations 2.41%

CA Pub Wks - Dept of Correction (AMBAC)	5.00%	12/1/2019	A1		435	454,866
KY Ppty & Bldgs Commn - Proj #112	5.00%	11/1/2024	A1		1,000	1,169,670
NJ EDA - Sch Facs	5.00%	12/15/2019	BBB+		700	733,915
NJ EDA - Sch Facs	5.00%	9/1/2020	BBB+		405	430,252
NJ EDA - Sch Facs	5.00%	6/15/2022	Baa1		100	109,274
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+		745	823,225
NJ EDA - Sch Facs	5.00%	6/15/2023	BBB+		640	710,362
NJ EDA - Sch Facs	5.50%	9/1/2021	BBB+		320	347,974
NJ EDA - Transit Proj	5.00%	5/1/2019	BBB+		445	460,255
NJ Trans Trust Fund	5.25%	12/15/2019	BBB+		250	263,295
Total						5,503,088

Other Revenue 6.56%

Arlington Hi Ed Fin Corp - Newman Intl Acad	4.375%	8/15/2026	NR		250	250,258
CA Muni Fin - Northbay Hlthcare	5.00%	11/1/2023	BBB-		450	511,164
Central Plains - Goldman Sachs	5.25%	12/1/2021	A3		565	631,704
Chester Co IDA - Collegium Charter Sch	3.70%	10/15/2022	NR		1,000	1,006,510
Cleveland Arpt	5.00%	1/1/2029	A-		1,020	1,126,580
FL Charter Foundation†	4.00%	7/15/2026	NR		930	944,796
FL DFC - Renaissance Chtr Sch†	5.00%	6/15/2025	NR		145	151,502
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB	(c)	250	278,585
Florence Twn IDA - Legacy Trad Sch	5.00%	7/1/2023	Ba1		200	212,406
Houston HI Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		610	631,948
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB		540	577,886
Houston HI Ed - Cosmos Fndtn	6.50%	5/15/2031	BBB		750	864,367
Lowndes Co Poll Ctl - Weyerhaeuser	6.80%	4/1/2022	BBB		1,785	2,073,420
Main St Nat Gas - Ml	5.00%	3/15/2022	A-		1,025	1,139,503
Maricopa Co IDA - Paradise Schools†	2.875%	7/1/2021	BB+		500	499,255
NJ Bldg Auth	5.00%	12/15/2018	BBB+		140	143,851

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Phoenix IDA - Basis Schs†	3.00%	7/1/2020	BB	$170	$168,949
Phoenix IDA - Legacy Tradtl Schs†	3.00%	7/1/2020	Ba1	260	258,578
Plymouth Ed Ctr Charter Sch	5.125%	11/1/2018	B-	365	328,333(j)
PR Elec Pwr Auth(d)	5.00%	7/1/2018	Ca	50	16,563
Salt Verde AZ Fin Corp Gas Rev Sr	5.25%	12/1/2023	BBB+	190	220,581
TEAC - Goldman Sachs	5.25%	9/1/2022	A3	1,770	2,006,189
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2020	A-	370	403,722
UT Charter Sch Fin Auth - Freedom Academy†	3.625%	6/15/2021	NR	375	374,572
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB+	185	193,945
Total					15,015,167

Special Tax 2.65%

Allentown Neighborhood Impt†	5.00%	5/1/2022	Ba1	1,005	1,095,349
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR	100	102,789
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2021	NR	140	154,449
Celebration Pointe CDD†	4.00%	5/1/2022	NR	350	357,347
NJ EDA - Kapkowski Rd Landfill	5.75%	10/1/2021	Ba2	10	10,659
Nthrn Palm Bch Co Impt Dist	3.25%	8/1/2022	NR	765	771,089
NYC IDA - Yankee Stadium (FGIC)	2.921% (CPI Based )#	3/1/2026	Baa1	300	285,831
Plaza Met Dist #1†	5.00%	12/1/2018	NR	1,500	1,537,515
San Clemente Cmnty Facs	5.00%	9/1/2024	NR	100	114,391
Scranton RDA GTD	5.00%	11/15/2021	BB+	500	518,630
Scranton RDA GTD	5.00%	11/15/2028	BB+	255	261,551
Southlands Met Dist #1	3.00%	12/1/2022	Ba1	200	200,114
Sparks Tourism Impt Dist†	6.75%	6/15/2028	Ba3	150	151,889
Village CDD #12	2.875%	5/1/2021	NR	500	508,935
Total					6,070,538

Tax Revenue 2.60%

Casino Reinv Dev Auth	5.00%	11/1/2020	BBB+	520	557,617
Casino Reinv Dev Auth	5.00%	11/1/2022	BBB+	350	386,530
Garden St Preservation Trust TCRS (BAM)	5.00%	11/1/2021	AA	300	329,508
Gtr Wenatchee Regl Events Ctr	4.125%	9/1/2021	NR	485	495,985
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	BB+	240	257,453
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+	1,040	1,149,106
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2022	BB+	1,110	1,112,631

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue (continued)

Met Pier & Expo Auth - McCormick Place (NPFGC) (FGIC)	5.50%		12/15/2023	A3	$245	$272,832
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2018	NR	385	382,401
Met Pier & Expo Auth - McCormick Place (NPFGC)(FGIC)	Zero Coupon		6/15/2018	BB+	10	9,877
NJ EDA - Cigarette Tax	5.00%		6/15/2021	BBB+	500	547,135
PR Corp Sales Tax(d)	5.00%		8/1/2022	Ca	100	40,250
PR Corp Sales Tax(d)	5.50%		8/1/2023	Ca	125	12,500
PR Sales Tax Fing Cor(d)	5.00%		8/1/2021	Ca	1,000	402,500
Total						5,956,325

Tobacco 7.12%

Buckeye Tobacco	5.125%		6/1/2024	B-	5,125	4,889,455
Buckeye Tobacco	5.375%		6/1/2024	B-	1,100	1,052,183
CA Co Tobacco Sec - LA Co	5.45%		6/1/2028	B2	1,000	1,016,850
Inland Empire Tobacco	5.00%		6/1/2021	NR	265	265,085
Inland Empire Tobacco	5.75%		6/1/2026	NR	265	278,345
MI Tob Settlement	5.125%		6/1/2022	B-	1,190	1,189,714
MI Tob Settlement	5.25%		6/1/2022	B-	40	40,000
Nassau Co Tobacco	5.25%		6/1/2026	B-	475	475,081
NJ EDA - Cigarette Tax	5.00%		6/15/2022	BBB+	950	1,060,457
SD Edu Enhancement Fding Corp	5.00%		6/1/2024	A	775	869,139
Suffolk Tobacco Asset Sec Corp	5.375%		6/1/2028	NR	1,270	1,275,207
Tobacco Settlement Fin Corp NJ	4.625%		6/1/2026	BBB	2,190	2,197,030
Westchester Tobacco Asset Sec Corp	5.00%		6/1/2022	A	1,500	1,683,675
Total						16,292,221

Transportation 8.79%

AL Port Auth AMT (AGM)	5.00%		10/1/2023	AA	520	591,526
Central TX Mobility Auth	5.00%		1/1/2018	BBB	250	250,000
Chicago GO	4.00%		1/1/2019	BBB+	180	182,884
Chicago Water	5.00%		11/1/2020	A	265	286,364
Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	BBB-	500	569,195
Houston Arpt - Continental Airlines AMT	4.50%		7/1/2020	BB-	450	472,747
Houston Arpt - Continental Airlines AMT	4.75%		7/1/2024	BB-	1,000	1,121,950
Houston Arpt - Continental Airlines AMT	5.00%		7/15/2020	BB-	2,000	2,127,060
MA Port Auth - Delta Airlines AMT (AMBAC)	2.544% (Auction Rate Based	)#	1/1/2031	NR	1,000	947,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

MA Port Auth - Delta Airlines AMT (AMBAC)	5.20%		1/1/2020	NR	$35	$35,486
MD EDC - CNX Consol Energy	5.75%		9/1/2025	BB-	1,435	1,515,159
MD EDC - Maryland Port	5.125%		6/1/2020	Baa3	475	506,060
NC Tpk Auth - Triangle Exprs (AGM)	5.00%		1/1/2024	AA	1,540	1,785,615
NJ EDA - Port Newark AMT	5.00%		10/1/2021	Ba1	1,000	1,064,090
NY Trans Dev Corp - American Airlines AMT	5.00%		8/1/2019	BB-	1,100	1,146,266
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2021	Baa1	500	543,235
NY Trans Dev Corp - TOGA AMT	5.00%		1/1/2022	Baa1	830	918,735
PA Econ Dev - Rapid Bridge AMT	5.00%		12/31/2018	BBB	250	257,700
PA Econ Dev - Rapid Bridge AMT	5.00%		6/30/2019	BBB	330	344,378
PA Econ Dev - Rapid Bridge AMT	5.00%		6/30/2021	BBB	80	87,545
PA Econ Dev - Rapid Bridge AMT	5.00%		12/31/2025	BBB	570	670,423
Port Auth NY & NJ - JFK IAT	5.00%		12/1/2020	Baa1	2,450	2,623,778
PR Hwy & Trans Auth(d)	5.50%		7/1/2024	C	45	8,550
PR Hwy & Trans Auth (AGC)	4.00%		7/1/2020	AA	225	230,204
PR Hwy & Trans Auth (AGC)	5.25%		7/1/2019	AA	75	77,582
Regional Trans Dist - Denver Trans	5.375%		7/15/2025	Baa3	980	1,053,735
Regional Trans Dist - Denver Trans	6.00%		1/15/2026	Baa3	470	518,546
South Jersey Trans Auth	4.00%		11/1/2019	BBB+	170	176,848
Total						20,113,391

Utilities 8.16%

Beaver Co IDA - FirstEnergy	3.50	%#(a)	12/1/2035	Caa1	610	269,876
Beaver Co IDA - FirstEnergy	4.00	%#(a)	1/1/2035	Caa1	100	44,238
Beaver Co IDA - FirstEnergy	4.375	%#(a)	1/1/2035	B1	275	270,878
Burke Co Dev - GA Power	2.05	%#(a)	10/1/2032	A-	250	250,182
Chicago Wastewater	5.00%		1/1/2023	A	370	416,324
Chicago Water (AGM)	4.25%		11/1/2018	AA	370	377,870
CO Public Auth - ML	6.125%		11/15/2023	A-	1,780	2,149,439
Detroit Sewer	5.00%		7/1/2022	A-	235	262,370
Farmington Poll Ctl - NM Pub Svc	2.125	%#(a)	6/1/2040	BBB+	500	502,835
Jefferson Co Sewer	5.00%		10/1/2021	BBB-	1,300	1,406,236
MEAG - Proj 1	5.25%		1/1/2021	A	225	245,808
NM Muni Energy Acq Auth - RBC	1.662% (1 Mo. LIBOR * .67 + .75	%)#	11/1/2039	A1	750	749,572
OH Air Quality - FirstEnergy	3.00%		5/15/2019	Caa1	1,495	661,478
OH Air Quality - FirstEnergy	3.75	%#(a)	12/1/2023	Caa1	115	50,883
OH Wtr Dev Auth - FirstEnergy	3.75	%#(a)	7/1/2033	Caa1	200	88,484
OH Wtr Dev Auth - FirstEnergy	4.375	%#(a)	6/1/2033	B1	575	566,381

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Philadelphia Gas Works	5.00%	8/1/2021	A	$200	$221,124
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	A-	595	643,124
PR Aqueduct & Swr Auth	4.00%	7/1/2022	CC	100	61,875
PR Aqueduct & Swr Auth	5.00%	7/1/2019	CC	945	584,719
PR Aqueduct & Swr Auth	6.125%	7/1/2024	CC	140	89,775
PR Elec Pwr Auth(d)	4.10%	7/1/2019	Ca	240	79,500
PR Elec Pwr Auth(d)	4.25%	7/1/2020	Ca	320	106,000
PR Elec Pwr Auth (AGM)	5.00%	7/1/2024	AA	145	145,363
PR Elec Pwr Auth (NPFGC)(FGIC)	4.00%	7/1/2018	A3	400	400,484
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%	7/1/2019	A3	645	649,657
PR Elec Pwr Auth (NPFGC)(FGIC)	5.00%	7/1/2021	A3	100	100,003
SC Pub Svc Auth - Santee Cooper	5.00%	12/1/2023	A+	1,090	1,262,209
TEAC - Goldman Sachs	5.00%	2/1/2020	A3	480	509,054
TEAC - Goldman Sachs	5.00%	2/1/2022	A3	1,140	1,264,294
TEAC - Goldman Sachs	5.25%	9/1/2021	A3	440	488,910
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2021	A3	1,070	1,187,454
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2018	A-	865	893,727
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	A-	1,470	1,676,947
Total					18,677,073

Total Investments in Municipal Bonds 97.42% (cost $223,657,710)					222,941,517

Cash and Other Assets in Excess of Liabilities(f) 2.58%					5,892,935

Net Assets 100.00%					$228,834,452

Note: See Footnotes to Schedule of Investments on page 118 of this report.

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	March 2018	9	Short	$(1,931,469)	$(1,926,985)	$4,484
U.S. 5-Year Treasury Note	March 2018	41	Short	(4,768,765)	(4,762,726)	6,039
Totals				$(6,700,234)	$(6,689,711)	$10,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION HIGH YIELD MUNICIPAL BOND FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds
Other Revenue	$—	$14,686,834	$328,333	$15,015,167
Remaining Industries	—	207,926,350	—	207,926,350
Total	$—	$222,613,184	$328,333	$222,941,517
Other Financial Instruments
Futures Contracts
Assets	$10,523	$—	$—	$10,523
Liabilities	—	—	—	—
Total	$10,523	$—	$—	$10,523

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investment along with the valuation technique utilized.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2017	$619,112
Accrued Discounts (Premiums)	41,708
Realized Gain (Loss)	173,999
Change in Unrealized Appreciation (Depreciation)	(156,486)
Purchases	—
Sales	(350,000)
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of December 31, 2017	328,333
Change in unrealized appreciation/depreciation for period ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$(156,486)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.55%

Corporate-Backed 0.85%

CA Poll Ctl - Poseidon Res AMT†	5.00%		11/21/2045	Baa3	$1,020	$1,107,414
CA Poll Ctl - Waste Mgmt AMT	3.25	%#(a)	12/1/2027	A-	1,500	1,583,625
Total						2,691,039

Education 6.06%

CA Dev Auth - Culinary Institute	5.00%		7/1/2036	Baa2	400	455,736
CA Dev Auth - Culinary Institute	5.00%		7/1/2041	Baa2	380	430,825
CA Dev Auth - Culinary Institute	5.00%		7/1/2046	Baa2	425	480,156
CA Ed Facs - Chapman Univ	4.00%		4/1/2047	A2	500	538,410
CA Ed Facs - Chapman Univ	5.00%		4/1/2040	A2	1,000	1,133,490
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2037	Aa3	500	601,215
CA Ed Facs - Santa Clara Univ	5.00%		4/1/2039	Aa3	1,000	1,150,380
CA Ed Facs - Univ of Redlands	5.00%		10/1/2038	A3	1,000	1,165,730
CA Fin Auth - Biola Univ	5.00%		10/1/2029	Baa1	330	372,748
CA Fin Auth - Emerson Clg	5.00%		1/1/2042	BBB+	500	589,585
CA Fin Auth - Univ of San Diego	5.00%		10/1/2029	A1	2,225	2,527,800
CA MFA - Univ of La Verne	5.00%		6/1/2043	A3	1,000	1,163,790
CA Muni Fin - Biola Univ	5.00%		10/1/2032	Baa1	400	481,008
CA Sch Fin Auth - Green Dot Schs†	5.00%		8/1/2045	NR	500	541,225
CA Sch Fin Auth - KIPP LA†	5.00%		7/1/2045	BBB	540	613,915
CA State Univ Sys	5.00%		11/1/2042	Aa2	500	600,645
Marin Healthcare Dist	4.00%		8/1/2047	Aa2	1,000	1,084,430
Ripon USD (BAM)	5.50%		8/1/2043	AA	1,000	1,202,080
Univ of CA	5.00%		5/15/2037	NR	715	812,269
Univ of CA	5.00%		5/15/2037	AA-	720	803,801
Univ of CA	5.25%		5/15/2047	AA	2,000	2,451,080
Total						19,200,318

General Obligation 20.70%

Banning Unified Sch Dist (AGM)	5.25%		8/1/2042	AA	1,115	1,363,009
CA Hlth Facs - Sutter Hlth	5.00%		11/15/2048	AA-	1,000	1,187,540
CA State GO	4.00%		9/1/2035	AA-	1,000	1,090,890
CA State GO	4.00%		11/1/2047	NR	1,500	1,628,130
CA State GO	5.00%		9/1/2029	AA-	485	540,469
CA State GO	5.00%		2/1/2032	AA-	2,000	2,244,640
CA State GO	5.00%		9/1/2032	AA-	1,500	1,811,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%		2/1/2033	AA-		$1,000	$1,120,650
CA State GO	5.00%		8/1/2038	AA-		1,565	1,862,694
CA State GO	5.25%		10/1/2029	AA-		1,500	1,594,050
CA State GO	5.25%		8/1/2032	AA-		2,500	3,043,125
CA State GO	5.25%		10/1/2032	AA-		4,000	4,505,160
CA State GO	5.25%		4/1/2035	AA-		3,000	3,407,880
CA State GO	5.50%		3/1/2040	AA-		2,000	2,156,100
CA State GO	6.50%		4/1/2033	AA-		3,500	3,718,890
Centinela UHSD (BAM)	4.00%		8/1/2052	AA		1,615	1,723,576
Grossmont UHSD	5.00%		8/1/2043	Aa2		1,250	1,421,500
Grossmont UHSD (AGM)	Zero Coupon		6/1/2040	AA		2,000	739,360
Imperial Unified Sch Dist (BAM)	5.25%		8/1/2043	AA		2,000	2,448,660
Irvine Unified Sch Dist	1.60	%#	9/1/2054	Aa2		2,400	2,400,000
Irvine USD - Spl Tax (BAM)	5.00%		9/1/2038	AA		1,000	1,136,260
Los Angeles USD	5.00%		7/1/2029	Aa2		2,225	2,338,297
Los Angeles USD	5.00%		7/1/2030	Aa2		1,000	1,181,190
Marin Healthcare Dist	4.00%		8/1/2040	Aa2		1,000	1,073,630
New Haven USD (BAM)	5.00%		8/1/2028	AA		1,000	1,168,580
Newport-Mesa USD	Zero Coupon		8/1/2045	Aaa		2,000	690,200
Pasadena USD	4.125%		5/1/2037	Aa2		1,000	1,042,830
Port Oakland AMT	5.00%		11/1/2029	A		350	425,814
PR Comwlth GO(d)	6.00%		7/1/2039	Ca		2,000	455,000
San Diego USD	5.00%		7/1/2027	Aa2		1,000	1,169,550
San Francisco CCD	5.00%		6/15/2028	Aa3		1,000	1,212,840
San Gorgonio Mem Hlthcare Dist	5.00%		8/1/2032	A3		1,000	1,126,830
San Leandro Unified Sch Dist (BAM)	5.25%		8/1/2046	AA		1,750	2,129,313
Santa Barbara Unified Sch Dist	4.00%		8/1/2036	Aa2		750	825,803
Simi Valley GO	4.00%		8/1/2046	Aa3		1,065	1,142,053
Stockton USD	5.00%		8/1/2031	A+		2,000	2,374,900
Sweetwater UHSD (BAM)	5.00%		8/1/2027	AA		1,000	1,170,580
West Contra Costa USD	6.00%		8/1/2027	AA-		1,000	1,350,170
Yosemite CCD	Zero Coupon	#(a)	8/1/2042	Aa2		4,805	3,570,499
Total							65,591,792

Health Care 14.98%

Abag Fin Auth - Episcopal Senior	5.00%		7/1/2032	A-	(c)	1,060	1,157,372
Abag Fin Auth - Eskaton Pptys	5.00%		11/15/2035	BBB		1,000	1,092,190
Abag Fin Auth - Sharp Hlthcare	5.00%		8/1/2022	AA		110	124,403
Abag Fin Auth - Sharp Hlthcare	5.00%		8/1/2043	AA		1,000	1,133,840
Antelope Valley Hlth	5.25%		3/1/2036	Ba3		1,000	1,100,880
CA Hlth - Childrens Hsp Los Angeles	5.00%		11/15/2029	BBB+		1,000	1,120,190

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - Childrens Hsp Los Angeles	5.00%	8/15/2047	BBB+		$1,000	$1,165,970
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A+		2,000	2,252,500
CA Hlth - Dignity Hlth	5.50%	7/1/2025	A		1,250	1,278,112
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	Aa3		2,000	2,252,800
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,201,240
CA Hlth Auth - Cedars-Sinai Med Ctr	5.00%	8/15/2034	Aa3		1,000	1,191,840
CA Hlth Facs - Kaiser Permanente	5.00%	11/1/2047	AA-		1,000	1,337,230
CA Hlth Facs - Lucile Packard	5.00%	11/15/2056	A+		1,500	1,767,150
CA Muni Fin - Channing House Pjt	5.00%	5/15/2047	AA-		2,000	2,347,020
CA Muni Fin - Cmnty Med Ctrs	5.00%	2/1/2040	A-		500	564,680
CA Muni Fin - Retirement Hsg Foundation	5.00%	11/15/2031	NR		750	938,513
CA Muni Fin - Retirement Hsg Foundation	5.00%	11/15/2032	NR		250	314,413
CA Muni Fin - Senior Cartias Pjt	4.00%	8/15/2037	BBB		1,000	1,042,990
CA PFA - Sharp Healthcare	4.00%	8/1/2047	AA		1,000	1,074,680
CA Statewide - Beverly	5.00%	2/1/2035	BBB-		1,250	1,417,362
CA Stwde - American Baptist	5.00%	10/1/2045	BBB+	(c)	1,000	1,103,790
CA Stwde - Daughters of Charity	5.50%	7/1/2039	CCC		460	460,037
CA Stwde - Henry Mayo Mem Hsp (AGM)	5.25%	10/1/2043	AA		775	887,391
CA Stwde - Loma Linda Univ Med Ctr	5.25%	12/1/2034	BB		2,000	2,227,420
CA Stwde - Loma Linda Univ Med Ctr	5.50%	12/1/2054	BB		1,010	1,131,705
CA Stwde - So Cal Presbyterian†	7.00%	11/15/2029	BBB+	(c)	1,000	1,089,200
Eisenhower Med Ctr	5.00%	7/1/2042	Baa2		1,000	1,152,570
La Verne COP - Brethren Hillcrest Homes	5.00%	5/15/2029	BBB-	(c)	635	682,701
Palomar Hlth	5.00%	11/1/2039	BBB-		1,450	1,635,962
Palomar Hlth	5.00%	11/1/2042	BBB-		1,000	1,115,850
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB+		2,000	2,310,780
Univ of CA	4.00%	5/15/2047	AA-		1,000	1,068,450
Univ of CA	5.00%	5/15/2052	AA-		1,000	1,193,760
Upland COP - San Antonio Cmnty Hsp	5.00%	1/1/2028	BBB+		500	593,880
Upland COP - San Antonio Cmnty Hsp	5.00%	1/1/2047	BBB+		500	575,540
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	BBB+		2,000	2,252,540
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A		1,000	1,132,030
Total						47,488,981

Housing 2.24%

CA Muni Fin - Azusa Pacific Univ	5.00%	4/1/2041	Baa3		1,000	1,090,520
CA Muni Fin - Caritas Affordable Hsg	5.00%	8/15/2030	BBB+		1,000	1,114,940
CA Muni Fin - UC Berkeley Hsg	5.00%	6/1/2050	Baa3		500	549,600
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2035	Baa1		1,000	1,162,240
CA Stwde - CHF-Irvine LLC	5.00%	5/15/2040	Baa1		1,355	1,559,564
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa1		1,500	1,637,505
Total						7,114,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations 3.95%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A+	$1,000	$1,114,300
CA Pub Wks - Lease Rev	5.00%	10/1/2029	A+	1,000	1,230,540
CA Pub Wks - State Prisons	5.75%	10/1/2031	A+	2,000	2,278,520
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A+	1,000	1,113,270
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	1,220	1,325,201
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+	3,000	3,215,070
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA	2,295	2,247,998
Total					12,524,899

Other Revenue 3.71%

Abag Fin Auth - Windemere Ranch (AGM)	5.00%	9/2/2029	AA	1,000	1,222,070
CA Infra & Econ Dev - Acad Motion Pict	5.00%	11/1/2041	Aa2	1,010	1,147,875
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-	2,000	2,217,280
CA Infra & Econ Dev - Walt Disney Museum	4.00%	2/1/2035	A+	1,000	1,077,940
CA Muni Fin - American Heritage	5.00%	6/1/2036	BBB-	1,000	1,115,390
CA Muni Fin - Oceaa	6.75%	10/1/2028	NR	1,175	1,192,484
CA Sch Fin Auth - Aspire†	5.00%	8/1/2046	BBB	1,000	1,092,790
CA Sch Fin Auth - KIPP LA	5.00%	7/1/2034	BBB	600	683,232
Long Beach Nat Gas - ML	5.00%	11/15/2035	A-	1,415	1,746,379
MSR Energy Auth - Citi	6.125%	11/1/2029	BBB+	200	257,218
Total					11,752,658

Special Tax 8.20%

Brentwood Infra Fin Auth	5.00%	9/2/2036	NR	500	552,340
CA Reassmt Dist 15/2 Irvine	5.00%	9/2/2028	NR	1,000	1,156,730
Inland Valley Redev Agy	5.25%	9/1/2037	A-	1,325	1,509,890
Irvine CFD - Great Park	5.00%	9/1/2044	NR	500	549,805
Irvine USD - Spl Tax	5.00%	3/1/2057	NR	1,000	1,146,740
Lake Elsinore PFA	5.00%	9/1/2035	NR	1,000	1,124,290
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A+	1,120	1,224,989
Orange Co CFD	5.25%	8/15/2045	NR	1,000	1,139,740
Poway USD PFA (BAM)	5.00%	9/1/2035	AA	1,800	2,079,342
Rancho Cucamonga Redev Agy (NPFGC)	4.00%	9/1/2034	A+	2,000	2,186,600
Roseville CFD - Westpark	5.00%	9/1/2031	NR	1,000	1,144,040
San Clemente Cmnty Facs	5.00%	9/1/2040	NR	990	1,094,594
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A	1,000	1,098,390
San Francisco Redev - Mission Bay North	5.00%	8/1/2035	A	500	587,520
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-	1,000	1,155,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB+	$1,500	$1,618,425
San Francisco Redev - Mission Bay South (NPFGC)	5.00%	8/1/2043	A-	1,100	1,275,197
San Jose Redev Agy (AGC)	4.50%	8/1/2035	AA	150	150,066
San Mateo CFD - Bay Meadows	5.50%	9/1/2044	NR	500	554,205
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	NR	500	541,440
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	NR	500	544,505
Temecula Vly USD Fin Auth (BAM)	5.00%	9/1/2035	AA	1,505	1,749,171
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A+	1,510	1,806,972
Total					25,990,341

Tax Revenue 1.33%

PR Corp Sales Tax(d)	5.00%	8/1/2024	Ca	1,000	100,000
PR Corp Sales Tax(d)	5.25%	8/1/2041	Ca	1,525	152,500
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A	1,000	1,136,980
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA	1,500	1,680,690
Tustin CFD 06 - 1-Tust Leg/Colum Vil	5.00%	9/1/2037	BBB+	1,000	1,152,200
Total					4,222,370

Tobacco 4.77%

CA Statewide Fin Auth - Tobacco Settlement	Zero Coupon	6/1/2046	NR	5,000	788,050
Golden St Tobacco	Zero Coupon	6/1/2047	CCC+	2,700	364,770
Golden St Tobacco	5.00%	6/1/2029	BBB	1,000	1,170,060
Golden St Tobacco	5.00%	6/1/2033	B+	1,050	1,050,021
Golden St Tobacco	5.00%	6/1/2035	A+	1,000	1,165,940
Golden St Tobacco	5.125%	6/1/2047	B-	2,000	1,999,940
Golden St Tobacco	5.75%	6/1/2047	B3	2,355	2,371,249
Inland Empire Tobacco†	Zero Coupon	6/1/2057	NR	3,000	114,090
Inland Empire Tobacco	5.00%	6/1/2021	NR	950	950,304
LA Cnty Tobacco	5.70%	6/1/2046	B2	1,070	1,074,366
LA Co Tobacco	Zero Coupon	6/1/2046	NR	2,140	204,349
Nthrn CA Tobacco	5.50%	6/1/2045	B-	1,100	1,100,011
Silicon Valley Tobacco	Zero Coupon	6/1/2041	NR	5,000	1,281,650
Silicon Valley Tobacco	Zero Coupon	6/1/2056	NR	2,000	86,380
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	2,500	350,125
Sthrn CA Tobacco	Zero Coupon	6/1/2046	CCC	2,500	244,675
Sthrn CA Tobacco	5.00%	6/1/2037	BB+	805	806,843
Total					15,122,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation 18.90%

Alameda Corridor Trsp Auth	5.00%		10/1/2036	BBB+	$1,500	$1,735,425
Alameda Corridor Trsp Auth	5.00%		10/1/2037	BBB+	2,000	2,308,900
Alameda Corridor Trsp Auth (AGM)	5.00%		10/1/2029	AA	1,425	1,649,153
Bay Area Toll Auth	4.00%		4/1/2038	AA-	2,000	2,178,900
Bay Area Toll Auth	5.00%		4/1/2056	AA	2,000	2,340,120
Foothill / Eastern Corridor Toll Rd	Zero Coupon		1/15/2033	BBB-	1,500	818,520
Foothill / Eastern Corridor Toll Rd	3.95	%#(a)	1/15/2053	BBB-	2,000	2,014,220
Foothill / Eastern Corridor Toll Rd	5.50	%#(a)	1/15/2053	BBB-	250	284,598
Foothill / Eastern Corridor Toll Rd	5.75%		1/15/2046	BBB-	1,835	2,132,453
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2049	BBB-	4,285	5,054,329
Foothill / Eastern Corridor Toll Rd	6.00%		1/15/2053	BBB-	3,060	3,601,926
Long Beach Harbor AMT	5.00%		5/15/2028	AA	1,000	1,181,980
Long Beach Harbor AMT	5.00%		5/15/2043	AA	1,000	1,181,030
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2041	AA	1,000	1,157,020
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2045	AA	1,195	1,379,185
Los Angeles Dept Arpts - LAX AMT	5.00%		5/15/2046	AA-	1,000	1,167,920
Los Angeles Harbor AMT	5.00%		8/1/2036	AA	1,000	1,131,950
Port Oakland AMT	5.125%		5/1/2031	A+	1,250	1,368,775
Riverside Co Trsp Commn	5.75%		6/1/2048	BBB-	1,500	1,687,830
Sacramento Co Arpt	5.00%		7/1/2041	A-	1,130	1,320,495
San Diego Arpt AMT	5.00%		7/1/2047	NR	1,000	1,175,010
San Diego Arpt AMT	5.00%		7/1/2027	A+	1,000	1,161,010
San Diego Arpt AMT	5.00%		7/1/2036	A	1,500	1,802,550
San Francisco Arpt AMT	5.00%		5/1/2027	A+	1,430	1,563,548
San Francisco Arpt AMT	5.00%		5/1/2040	A+	1,500	1,713,450
San Francisco Arpt AMT	5.00%		5/1/2046	A+	2,500	2,887,850
San Francisco Arpt AMT	5.25%		5/1/2042	A+	1,000	1,208,990
San Francisco Muni Trans Agy	4.00%		3/1/2042	AA	1,125	1,221,064
San Francisco Port AMT	5.00%		3/1/2030	A1	1,415	1,599,389
San Joaquin Hills Trsp Corridor	5.00%		1/15/2029	BBB	1,000	1,168,040
San Joaquin Hills Trsp Corridor	5.00%		1/15/2034	BBB	180	205,738
San Joaquin Hills Trsp Corridor	5.00%		1/15/2050	BBB	4,585	5,147,075
San Jose Arpt AMT	5.00%		3/1/2047	NR	1,400	1,631,308
San Jose Arpt AMT	6.25%		3/1/2034	A2	1,500	1,703,190
Total						59,882,941

Utilities 12.86%

Adelanto Public Utli Sys (AGM)	5.00%		7/1/2039	AA	500	564,450
Adelanto Util Sys	6.625%		7/1/2031	NR	1,000	1,074,990
Atwater CA - Wastewater AMT (AGM)	5.00%		5/1/2040	AA	1,000	1,174,080
Casitas Muni Water Dist (BAM)	5.25%		9/1/2047	AA	1,500	1,826,160
Chula Vista IDR - San Diego G & E Rmkt	5.875%		1/1/2034	Aa2	1,000	1,060,700
Dublin San Ramon Svcs Dist Wtr	5.25%		8/1/2029	AA+	1,250	1,386,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

El Dorado Irrigation Dist (AGM)	5.25%	3/1/2039	AA	$750	$873,120
Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	705	787,563
Guam Waterworks Auth	5.50%	7/1/2043	A-	525	591,743
Long Beach Nat Gas - ML	2.379% (3 Mo. LIBOR * .67 + 1.43%)#	11/15/2026	A3	1,000	971,360
Long Beach Nat Gas - ML	5.25%	11/15/2020	A-	1,505	1,644,092
Long Beach Nat Gas - ML	5.50%	11/15/2030	A-	400	504,120
Long Beach Nat Gas - ML	5.50%	11/15/2037	A-	2,140	2,818,273
Los Angeles DWAP - Pwr Sys	5.00%	7/1/2047	Aa2	1,000	1,205,440
Los Angeles DWAP - Pwr Sys	5.25%	7/1/2037	Aa2	1,500	1,845,360
Los Angeles DWAP - Wtr Sys	5.00%	7/1/2032	AA+	1,000	1,221,880
Los Angeles Wastewater	4.00%	6/1/2042	NR	1,500	1,637,595
Los Angeles Wastewater	5.00%	6/1/2044	AA+	1,000	1,154,980
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	1,000	1,468,940
MSR Energy Auth - Citi	6.50%	11/1/2039	BBB+	2,305	3,385,907
MSR Energy Auth - Citi	7.00%	11/1/2034	BBB+	1,000	1,463,260
Northern CA Gas - Morgan Stanley	1.614% (3 Mo. LIBOR * .67 + .72%)#	7/1/2027	A3	2,000	1,949,260
Orange Co Water Dist	4.00%	8/15/2041	AAA	1,255	1,368,013
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CC	425	262,969
PR Elec Pwr Auth(d)	5.25%	7/1/2024	Ca	255	84,469
PR Elec Pwr Auth(d)	5.25%	7/1/2033	Ca	115	38,094
PR Elec Pwr Auth(d)	7.00%	7/1/2040	Ca	450	149,062
Riverside Elec (AGM)	5.00%	10/1/2027	AA	1,000	1,025,870
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	AA-	1,000	1,122,320
Southern CA Pub Pwr Auth - Apex	5.00%	7/1/2038	AA-	1,000	1,158,100
Southern CA Pub Pwr Auth - Goldman Sachs	2.392% (3 Mo. LIBOR * .67 + 1.47%)#	11/1/2038	A3	410	386,970
Southern CA Pub Pwr Auth - Goldman Sachs	5.00%	11/1/2033	A3	2,735	3,381,034
Stockton PFA - Wastewater (BAM)	5.00%	9/1/2029	AA	1,000	1,158,480
Total					40,744,729

Total Municipal Bonds (cost $295,311,224)					312,327,260

Total Investments in Securities 98.55% (cost $295,311,224)					312,327,260

Cash and Other Assets in Excess of Liabilities 1.45%					4,599,603

Net Assets 100.00%					$316,926,863

Note: See Footnotes to Schedule of Investments on page 118 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$312,327,260	$—	$312,327,260
Total	$—	$312,327,260	$—	$312,327,260

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.08%

Corporate-Backed 4.58%

Gloucester Co Poll Ctl - Logan AMT	5.00%	12/1/2024	BBB-	$250	$272,998
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	BB-	1,425	1,571,119
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	BB-	320	321,002
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	BB-	350	395,818
NJ EDA - Goethals Brdg AMT	5.00%	7/1/2023	BBB-	70	78,626
NJ EDA - Goethals Brdg AMT	5.00%	1/1/2028	BBB-	100	112,946
NJ EDA - Goethals Brdg AMT (AGM)	5.00%	1/1/2031	AA	190	215,160
Salem Co Poll Ctl - Chambers AMT	5.00%	12/1/2023	BBB-	1,300	1,414,855
Total					4,382,524

Education 9.61%

NJ Ed Facs - Kean Univ (AGM)	5.00%	7/1/2027	AA	75	88,303
NJ Ed Facs - NJ City Univ (AGM)	5.00%	7/1/2030	AA	835	977,835
NJ Ed Facs - Princeton Univ	5.00%	7/1/2025	AAA	400	479,480
NJ Ed Facs - Rider Univ	5.00%	7/1/2047	Baa2	500	554,600
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A	495	545,233
NJ Ed Facs - Stockton Univ	5.00%	7/1/2041	Baa1	800	900,664
NJ Ed Facs - William Paterson Univ (BAM)	5.00%	7/1/2027	AA	500	592,610
NJ Ed Facs - William Patterson Univ	5.00%	7/1/2024	A2	295	340,678
NJ EDA - Montclair St Univ (AGM)	5.00%	6/1/2042	AA	500	574,375
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	Aaa	630	671,019
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2021	Aaa	1,000	1,094,920
NJ Higher Ed Assistance Auth AMT	5.00%	12/1/2022	Aaa	750	836,497
Rutgers State Univ	5.00%	5/1/2031	Aa3	350	416,563
Rutgers State Univ	5.00%	5/1/2034	Aa3	500	589,730
Seton Hall Univ	5.00%	7/1/2034	A-	325	374,738
Seton Hall Univ	5.00%	7/1/2036	A-	150	172,470
Total					9,209,715

General Obligation 8.21%

Atlantic City GO (AGM)	5.00%	3/1/2037	AA	500	574,380
Atlantic City GO (BAM)	5.00%	3/1/2042	AA	250	285,905
Bayonne GO (AGM)	5.00%	7/15/2023	AA	500	570,600
Essex Co Impt Auth - Covanta AMT†	5.25%	7/1/2045	BB-	400	403,436
Hudson Co GO	5.00%	5/1/2035	AA	500	588,090
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,340	1,442,416
Jersey City GO	5.00%	11/1/2033	AA-	100	119,734
Jersey City GO	5.00%	11/1/2037	AA-	100	118,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

New Jersey St Various Purp	5.00%	6/1/2027	A-	$185	$214,885
Newark Hsg Auth - Port Newark	4.00%	1/1/2037	AA-	500	546,665
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2042	A-	400	466,388
NJ State GO	5.00%	6/1/2023	A-	350	398,388
NJ State GO	5.00%	6/1/2027	A-	680	796,246
PR Comwlth GO(d)	5.375%	7/1/2030	Ca	1,000	227,500
PR Comwlth GO(d)	5.625%	7/1/2032	Ca	100	22,750
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	1,090,730
Total					7,866,708

Health Care 13.60%

Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2030	BBB+	500	558,745
Camden Co Impt Auth - Cooper Hlth	5.00%	2/15/2032	BBB+	500	554,605
Camden Co Impt Auth - Cooper Hlth	5.75%	2/15/2042	BBB+	425	476,824
NJ EDA - Lions Gate	5.25%	1/1/2044	NR	245	254,822
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	250	244,053
NJ EDA - William Paterson Univ (AGM)	5.00%	7/1/2047	AA	250	291,492
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2030	AA-	100	118,327
NJ Hlth - AHS Hsp Corp	5.00%	7/1/2031	AA-	100	117,845
NJ Hlth - Barnabas Hlth	4.00%	7/1/2026	A+	90	96,797
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2027	NR	300	367,587
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2029	NR	620	753,201
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2031	NR	600	721,584
NJ Hlth - Hackensack Meridian Hlth	5.00%	7/1/2033	NR	250	298,567
NJ Hlth - Hunterdon Med Ctr	5.00%	7/1/2034	A-	500	564,065
NJ Hlth - Inspira Hlth	5.00%	7/1/2034	A2	250	289,943
NJ Hlth - Inspira Hlth	5.00%	7/1/2042	A2	500	577,620
NJ Hlth - Princeton Hlth	5.00%	7/1/2039	Baa2	1,000	1,132,160
NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A+	500	580,525
NJ Hlth - RWJ Barnabas	5.00%	7/1/2033	A+	1,000	1,162,230
NJ Hlth - RWJ Barnabas	5.00%	7/1/2043	A+	825	946,737
NJ Hlth - St Josephs Hlth	5.00%	7/1/2027	BBB-	100	115,304
NJ Hlth - St Josephs Hlth	5.00%	7/1/2041	BBB-	1,250	1,385,775
NJ Hlth - Trinitas Hsp	5.00%	7/1/2030	BBB	245	281,106
NJ Hlth - Univ Hosp (AGM)	5.00%	7/1/2046	AA	1,000	1,135,500
Total					13,025,414

Housing 2.46%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,185	1,275,676
NJ EDA - Rowan Univ Pptys	5.00%	1/1/2035	BBB-	1,000	1,082,670
Total					2,358,346

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations 19.05%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa3		$750	$798,570
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2029	AA		250	297,700
Gloucester Co Impt Auth - Rowan Univ (AGM)	5.00%	11/1/2030	AA		250	296,398
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2024	BBB+		125	140,229
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2026	BBB+		210	233,304
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2033	BBB+		1,000	1,082,830
NJ Ed Facs - Higher Ed Cap Impt	5.00%	9/1/2036	BBB+		500	550,105
NJ Ed Facs - Higher Ed Cap Impt	5.50%	9/1/2033	BBB+		410	471,451
NJ EDA - Goethals Brdg AMT	5.375%	1/1/2043	BBB-		1,425	1,596,142
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-		210	237,455
NJ EDA - Motor Vehicle Surcharge Sub Rev	5.00%	7/1/2033	BBB+		500	555,020
NJ EDA - Sch Facs	5.00%	3/1/2023	BBB+		110	121,550
NJ EDA - Sch Facs	5.00%	6/15/2024	BBB+		190	212,960
NJ EDA - Sch Facs	5.00%	3/1/2025	BBB+		125	136,616
NJ EDA - Sch Facs	5.00%	3/1/2026	BBB+		1,210	1,320,630
NJ EDA - Sch Facs	5.00%	6/15/2026	BBB+		125	140,866
NJ EDA - Sch Facs	5.00%	11/1/2027	BBB+		75	86,509
NJ EDA - Sch Facs	5.00%	3/1/2028	BBB+		240	260,868
NJ EDA - Sch Facs	5.00%	6/15/2029	A-	(c)	500	565,915
NJ EDA - Sch Facs	5.00%	6/15/2030	BBB+		130	142,033
NJ EDA - Sch Facs	5.00%	6/15/2031	BBB+		340	370,032
NJ EDA - Sch Facs	5.00%	6/15/2034	BBB+		205	221,263
NJ EDA - Sch Facs	5.00%	3/1/2035	BBB+		725	777,816
NJ EDA - Sch Facs	5.00%	6/15/2035	BBB+		250	277,178
NJ EDA - Sch Facs	5.00%	6/15/2042	A-	(c)	300	329,100
NJ EDA - Sch Facs	5.25%	9/1/2026	BBB+		405	434,549
NJ EDA - Sch Facs	5.50%	12/15/2029	BBB+		420	440,777
NJ EDA - Transit Proj	5.00%	11/1/2025	BBB+		500	568,535
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2038	BBB+		500	553,630
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	BBB+		1,630	1,734,516
NJ Trans Trust Fund	Zero Coupon	12/15/2031	BBB+		1,500	842,280
NJ Trans Trust Fund	Zero Coupon	12/15/2038	BBB+		1,000	402,620
NJ Trans Trust Fund	5.00%	6/15/2036	BBB+		250	270,518
NJ Trans Trust Fund	5.00%	6/15/2038	BBB+		1,150	1,251,579
NJ Trans Trust Fund	5.25%	6/15/2022	BBB+		75	81,698
NJ Trans Trust Fund	5.25%	6/15/2041	BBB+		180	199,625
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		500	248,750
Total						18,251,617

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue 1.08%

Middlesex Co Impt Auth - Heldrich Ctr(d)	6.25%	1/1/2037	NR	$1,300	$13,650
NJ EDA - Bancroft Neuro	5.00%	6/1/2041	NR	350	362,873
NJ EDA - Sch Facs	5.00%	3/1/2027	BBB+	330	359,842
NJ EDA - The Seeing Eye	5.00%	6/1/2032	A	250	300,667
Total					1,037,032

Special Tax 0.84%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	804,674

Tax Revenue 5.26%

Casino Reinv Dev Auth	5.25%	11/1/2039	BBB+	450	483,786
Casino Reinv Dev Auth (AGM)	5.00%	11/1/2032	AA	500	555,110
Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AA	1,205	1,481,306
NJ Ed Facs - Princeton Univ	5.00%	7/1/2024	AAA	350	420,021
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	550	574,002
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	845	933,429
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	330	362,637
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+	120	129,304
PR Corp Sales Tax(d)	5.00%	8/1/2035	Ca	1,000	100,000
Total					5,039,595

Tobacco 5.51%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,025	1,119,167
Tobacco Settlement Fin Corp NJ	4.50%	6/1/2023	BBB+	900	912,357
Tobacco Settlement Fin Corp NJ	4.625%	6/1/2026	BBB	750	752,407
Tobacco Settlement Fin Corp NJ	4.75%	6/1/2034	BB-	2,315	2,270,946
Tobacco Settlement Fin Corp NJ	5.00%	6/1/2041	B	225	219,235
Total					5,274,112

Transportation 25.31%

DE River Jt Toll Brdg Commn	5.00%	7/1/2029	A1	300	355,695
Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,025	1,136,991
Delaware River Port Auth	5.00%	1/1/2022	A-	1,115	1,232,855
Delaware River Port Auth	5.00%	1/1/2024	A-	360	401,652
Delaware River Port Auth	5.00%	1/1/2028	A	525	612,911
Delaware River Port Auth	5.00%	1/1/2034	A	505	580,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Delaware River Toll Brdg Commn	5.00%	7/1/2030	A1	$250	$302,768
Fort Lee Pkg Auth - Guntzer St Pkg Deck	5.00%	9/15/2046	Aa2	225	266,783
NJ EDA - Port Newark	5.00%	10/1/2047	Ba1	1,000	1,088,410
NJ Tpk Auth	5.00%	1/1/2023	A+	40	46,191
NJ Tpk Auth	5.00%	1/1/2027	A2	100	122,371
NJ Tpk Auth	5.00%	1/1/2030	A+	500	611,925
NJ Tpk Auth	5.00%	1/1/2030	NR	500	602,365
NJ Tpk Auth	5.00%	1/1/2033	A+	1,285	1,487,323
NJ Tpk Auth	5.00%	1/1/2033	NR	350	421,803
NJ Tpk Auth	5.00%	1/1/2034	A+	510	589,580
NJ Tpk Auth	5.00%	1/1/2034	NR	515	610,383
NJ Tpk Auth	5.00%	1/1/2035	A+	500	583,365
NJ Tpk Auth	5.00%	1/1/2037	NR	300	358,056
NJ Tpk Auth	5.00%	1/1/2040	NR	100	118,968
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA	810	1,022,269
NJ Trans Trust Fund	5.00%	6/15/2028	A+	1,000	1,142,670
NJ Trans Trust Fund	6.00%	6/15/2035	BBB+	2,025	2,279,279
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,215	1,400,032
Port Auth NY & NJ	5.00%	10/15/2026	AA-	510	618,120
Port Auth NY & NJ	5.00%	5/1/2027	AA-	500	599,495
Port Auth NY & NJ	5.00%	10/15/2035	AA-	500	602,050
Port Auth NY & NJ	5.00%	10/15/2042	AA-	350	417,918
Port Auth NY & NJ	5.00%	11/15/2047	AA-	850	1,019,133
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	160	178,250
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	80	89,028
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	455	504,709
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	500	592,290
Port Auth NY & NJ AMT	5.00%	10/15/2036	AA-	1,000	1,132,380
South Jersey Port Corp	5.00%	1/1/2048	Baa1	500	547,765
South Jersey Trans Auth	5.00%	11/1/2039	BBB+	515	565,465
Total					24,242,190

Utilities 3.57%

Guam Pwr Auth (AGM)	5.00%	10/1/2034	AA	400	446,844
Guam Waterworks Auth	5.00%	7/1/2036	A-	100	111,438
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	1,046,040
Passaic Valley Swr (NPFGC)	2.50%	12/1/2032	A3	615	567,024
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CC	150	95,812

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

PR Elec Pwr Auth(d)	5.00%	7/1/2037	Ca	$110	$36,438
PR Elec Pwr Auth(d)	5.75%	7/1/2036	Ca	75	24,844
PR Elec Pwr Auth(d)	7.00%	7/1/2040	Ca	100	33,125
Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000	1,061,540
Total					3,423,105

Total Investments in Municipal Bonds 99.08% (cost $93,805,173)					94,915,032

Cash and Other Assets in Excess of Liabilities(f) 0.92%					880,120

Net Assets 100.00%					$95,795,152

Note: See Footnotes to Schedule of Investments on page 118 of this report.

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Long Bond	March 2018	9	Short	$(1,370,734)	$(1,377,000)	$(6,266)

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$94,915,032	$—	$94,915,032
Total	$—	$94,915,032	$—	$94,915,032
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(6,266)	—	—	(6,266)
Total	$(6,266)	$—	$—	$(6,266)

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.33%

Corporate-Backed 9.94%

Build NYC Res Corp - Pratt Paper AMT†	4.50%	1/1/2025	NR	$250	$281,390
Build NYC Res Corp - Pratt Paper AMT†	5.00%	1/1/2035	NR	250	279,163
JFK IAT - American Airlines AMT	5.00%	8/1/2031	BB-	3,500	3,744,300
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A3	5,485	7,208,881
Liberty Dev Corp - Goldman Sachs	5.50%	10/1/2037	A3	1,535	2,084,146
Niagara Area Dev Corp - Covanta†	4.00%	11/1/2024	BB-	750	750,443
Niagara Area Dev Corp - Covanta AMT†	5.25%	11/1/2042	BB-	900	900,648
NY Liberty Dev Corp - 3 WTC†	5.00%	11/15/2044	NR	5,975	6,510,001
NY Liberty Dev Corp - 3 WTC†	7.25%	11/15/2044	NR	500	602,695
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	1,015	1,129,248
NY Liberty Dev Corp - BoA Tower	5.625%	7/15/2047	AA	2,685	2,892,497
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,125	1,170,180
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB	1,800	1,959,786
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	Baa1	1,475	1,476,327
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+	1,025	1,225,070
Syracuse IDA - Carousel Ctr AMT	5.00%	1/1/2032	Baa1	4,000	4,526,080
Total					36,740,855

Education 13.28%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,528,240
Build NYC Res Corp - Manhattan Clg	5.00%	8/1/2033	A-	1,125	1,330,605
Build NYC Res Corp - NY Law	5.00%	7/1/2041	BBB-	1,000	1,115,630
Build NYC Res Corp - Packer Collegiate	5.00%	6/1/2040	A3	1,000	1,121,400
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	865	887,966
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2033	Baa2	200	229,474
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2041	Baa2	200	226,910
Dutchess Co LDC - Culinary Institute	5.00%	7/1/2046	Baa2	275	310,907
Dutchess Co LDC - Vassar College	5.00%	7/1/2034	AA-	250	300,192
Hempstead Town LDC - Hofstra Univ	5.00%	7/1/2042	A	500	588,870
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2034	BBB	825	945,763
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2037	BBB	630	718,339
Hempstead Town LDC - Molloy Clg	5.00%	7/1/2039	BBB	500	568,800
Monroe Co IDA - Univ of Rochester	5.00%	7/1/2031	AA-	350	426,188
New Rochelle LDC - Iona Clg	5.00%	7/1/2028	BBB	205	234,702
New Rochelle LDC - Iona Clg	5.00%	7/1/2029	BBB	250	284,955
New Rochelle LDC - Iona Clg	5.00%	7/1/2030	BBB	220	249,810
New Rochelle LDC - Iona Clg	5.00%	7/1/2031	BBB	200	226,382
NY Dorm - Barnard Clg	5.00%	7/1/2028	A1	500	597,385

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - Barnard Clg	5.00%	7/1/2029	A1		$1,600	$1,909,200
NY Dorm - Columbia Univ	5.00%	10/1/2026	AAA		1,800	2,257,452
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1		1,000	1,075,940
NY Dorm - Fordham Univ	5.00%	7/1/2035	A		550	647,278
NY Dorm - Fordham Univ	5.00%	7/1/2041	A		1,100	1,285,438
NY Dorm - Fordham Univ	5.25%	7/1/2031	A		2,275	2,548,705
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB		1,000	1,103,290
NY Dorm - Mt Sinai Sch Med	5.00%	7/1/2040	A-		2,000	2,238,200
NY Dorm - NYU	5.00%	7/1/2028	Aa2		1,000	1,238,740
NY Dorm - NYU	5.00%	7/1/2029	Aa2		1,000	1,231,030
NY Dorm - NYU	5.00%	7/1/2034	Aa2		1,515	1,808,365
NY Dorm - Pace Univ	4.00%	5/1/2022	NR		25	27,280
NY Dorm - Pace Univ	5.00%	5/1/2023	NR		20	23,149
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-		880	993,758
NY Dorm - Pratt Institute	5.00%	7/1/2034	A3		1,035	1,179,238
NY Dorm - Pratt Institute	5.00%	7/1/2039	A3		1,010	1,169,499
NY Dorm - St Johns Univ	5.00%	7/1/2027	A-		250	296,980
NY Dorm - St Johns Univ	5.00%	7/1/2037	A-		1,000	1,141,270
NY Dorm - SUNY Empire Commons	5.00%	5/1/2030	A		350	409,381
NY Dorm - SUNY Empire Commons	5.00%	5/1/2031	A		100	116,399
NY Dorm - SUNY Empire Commons	5.00%	5/1/2032	A		250	292,213
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1		1,025	1,071,012
NY Dorm - The New School	5.00%	7/1/2028	A-		780	940,384
NY Dorm - Touro Clg	5.00%	1/1/2047	BBB-	(c)	1,500	1,655,085
NY Dorm - Touro Clg	5.25%	1/1/2034	BBB-	(c)	1,175	1,307,951
NY St Dorm Auth - PIT	5.00%	2/15/2041	AAA		3,000	3,594,930
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+		1,000	1,129,410
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3		1,625	1,844,700
Troy Cap Res Corp - RPI	5.00%	8/1/2032	A3		1,380	1,598,095
Univ of Rochester	4.00%	7/1/2043	AA-		1,000	1,079,510
Total						49,106,400

General Obligation 6.83%

Erie CO GO	5.00%	9/15/2028	AA-		275	327,327
Jefferson Co - Samaritan Med Ctr	5.00%	11/1/2037	BBB-		2,000	2,272,520
Nassau Co GO	5.00%	1/1/2028	A+		1,500	1,786,965
NY Dorm - Sch Dist (AGM)	5.00%	10/1/2027	AA		1,000	1,175,950
NYC GO	4.00%	8/1/2034	AA		2,085	2,297,566
NYC GO	5.00%	8/1/2024	AA		2,000	2,383,000
NYC GO	5.00%	8/1/2026	AA		1,000	1,227,420
NYC GO	5.00%	8/1/2026	AA		1,750	2,111,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

NYC GO	5.00%	8/1/2027	AA		$1,410	$1,598,771
NYC GO	5.00%	8/1/2027	AA		1,700	2,025,108
NYC GO	5.00%	10/1/2034	AA		1,500	1,692,525
NYC GO	5.00%	8/1/2037	AA		2,000	2,363,520
NYC GO	5.00%	10/1/2039	AA		1,000	1,198,710
PR Comwlth GO(d)	5.00%	7/1/2027	Ca		65	14,788
PR Comwlth GO(d)	5.125%	7/1/2028	Ca		155	35,262
PR Comwlth GO(d)	5.375%	7/1/2030	Ca		4,185	952,087
PR Comwlth GO(d)	5.50%	7/1/2027	Ca		60	13,650
PR Comwlth GO(d)	5.625%	7/1/2033	Ca		10	2,275
PR Comwlth GO(d)	6.125%	7/1/2033	Ca		170	38,675
Suffolk Co GO (AGM)	5.00%	2/1/2025	AA		1,460	1,725,516
Total						25,243,587

Health Care 10.04%

Buffalo & Erie IDC - Catholic Hlth	5.00%	7/1/2025	BBB+		300	356,151
Buffalo & Erie IDC - Orchard Park	5.00%	11/15/2037	BBB-	(c)	1,000	1,108,860
Dutchess Co LDC - Health Quest	5.00%	7/1/2034	A-		500	568,405
Dutchess Co LDC - Health Quest	5.00%	7/1/2035	A-		1,500	1,747,020
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,640	1,629,750
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,100	1,101,045
Monroe Co IDA - Rochester General Hospital	5.00%	12/1/2034	NR		250	289,523
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2027	A-		625	719,750
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2028	A-		2,045	2,344,449
Nassau Co LEAC - Catholic Hlth LI	5.00%	7/1/2033	A-		375	420,604
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa2		2,000	2,188,140
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	537,615
NY Dorm - Mem Sloan Kettering	5.00%	7/1/2042	AA-		650	775,671
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(c)	750	778,230
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A-		2,025	2,188,195
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,220	1,346,355
NY Dorm - North Shore LI Jewish	5.00%	5/1/2028	A-		1,000	1,178,180
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,111,610
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2032	A-		790	927,104
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2033	A-		760	888,121
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2026	BBB-		1,000	1,139,120
NY Dorm - Orange Regl Med Ctr†	5.00%	12/1/2029	BBB-		1,900	2,179,300
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,075,030
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,095,592
Southhold LDC - Peconic Landing	5.00%	12/1/2045	BBB-	(c)	1,000	1,053,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		$825	$825,132
Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		1,000	1,000,120
Tompkins Co Dev Corp - Kendal Ithaca	5.00%	7/1/2044	BBB		1,000	1,067,300
Westchester CO Hlth Care	5.00%	11/1/2033	BBB		1,000	1,126,680
Westchester CO Hlth Care	5.00%	11/1/2034	BBB		900	1,010,025
Westchester Co Hlth Care	5.00%	11/1/2046	BBB		1,500	1,645,260
Westchester CO Hlth Care	6.00%	11/1/2030	BBB		110	121,715
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		40	44,350
Westchester CO Hlth Care	6.125%	11/1/2037	BBB		145	160,767
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(c)	1,250	1,356,700
Total						37,104,909

Housing 0.59%

NYC Hsg - 8 Spruce St	4.50%	2/15/2048	NR		1,000	1,057,000
Westchester Co - SUNY Purchase Hsg	5.00%	6/1/2047	BBB		1,000	1,140,010
Total						2,197,010

Lease Obligations 6.59%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2027	AA		1,750	2,122,960
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2028	AA		1,050	1,265,344
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA		2,575	2,865,048
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA		1,000	1,104,440
Hudson Yards	5.00%	2/15/2031	Aa3		2,000	2,416,180
Hudson Yards	5.00%	2/15/2033	Aa3		1,060	1,270,993
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		2,265	2,120,584
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa2		1,560	1,747,231
NY Dorm - PIT	5.00%	2/15/2039	AAA		1,000	1,190,980
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,110,280
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA		1,510	1,722,261
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA		1,425	1,583,517
NYC TFA - Bldg Aid	5.00%	7/15/2032	AA		1,000	1,180,920
NYC TFA - Bldg Aid	5.00%	7/15/2035	AA		2,000	2,399,240
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		500	248,750
Total						24,348,728

Other Revenue 4.30%

Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2030	BBB-		2,500	2,890,900
Brooklyn Arena LDC - Barclays Ctr	5.00%	7/15/2042	BBB-		3,000	3,403,080
Brooklyn Arena LDC - Barclays Ctr	6.00%	7/15/2030	AA+		5	5,433
Build NYC Res Corp - YMCA	5.00%	8/1/2040	A-		500	562,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-	$1,370	$1,471,174
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa2	2,000	2,157,940
NYC Cultural - MOMA	4.00%	4/1/2025	AA	1,000	1,148,780
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA	1,545	1,782,652
Utility Debt Sec Auth - LIPA	5.00%	12/15/2037	AAA	1,115	1,331,678
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB+	1,100	1,146,530
Total					15,900,437

Special Tax 0.64%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	BBB	2,075	2,080,208
NYC IDA - Yankee Stadium (FGIC)	2.921% (CPI Based )#	3/1/2026	Baa1	315	300,123
Total					2,380,331

Tax Revenue 15.64%

Hudson Yards	5.75%	2/15/2047	Aa3	1,675	1,879,501
Hudson Yards	5.75%	2/15/2047	AA-	1,030	1,135,276
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,062,840
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA	1,000	1,216,400
MTA NY - Dedicated Tax	5.00%	11/15/2046	AA	1,015	1,203,232
MTA NY - Dedicated Tax	5.25%	11/15/2031	AA	1,000	1,242,630
NY Dorm - PIT	5.00%	12/15/2023	AAA	1,500	1,734,810
NY Dorm - PIT	5.00%	12/15/2025	AAA	1,000	1,154,990
NY Dorm - PIT	5.00%	3/15/2027	AAA	1,250	1,510,512
NY Dorm - PIT	5.00%	2/15/2034	AAA	1,250	1,476,662
NY Dorm - PIT	5.00%	3/15/2036	AAA	2,000	2,369,700
NY Dorm - PIT	5.00%	2/15/2039	AAA	1,500	1,777,545
NY Dorm - Sales Tax	5.00%	3/15/2026	AAA	1,000	1,209,160
NY Dorm - Sales Tax	5.00%	3/15/2043	AAA	2,000	2,377,820
NY Twy Auth - PIT	5.00%	3/15/2023	AAA	1,525	1,682,060
NY UDC - PIT	5.00%	12/15/2028	AAA	3,500	3,615,780
NY UDC - PIT	5.00%	3/15/2033	AAA	2,010	2,293,531
NY UDC - PIT	5.00%	3/15/2035	AAA	2,100	2,486,988
NY UDC - PIT	5.00%	3/15/2036	AAA	1,500	1,721,520
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,155,320
NYC TFA - Future Tax	5.00%	11/1/2023	AAA	1,000	1,174,450
NYC TFA - Future Tax	5.00%	2/1/2027	AAA	1,500	1,639,770
NYC TFA - Future Tax	5.00%	2/1/2030	AAA	240	283,817
NYC TFA - Future Tax	5.00%	11/1/2032	AAA	1,500	1,815,780
NYC TFA - Future Tax	5.00%	5/1/2034	NR	2,375	2,483,822
NYC TFA - Future Tax	5.00%	5/1/2034	AAA	125	130,541
NYC TFA - Future Tax	5.00%	5/1/2035	AAA	1,230	1,475,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

NYC TFA - Future Tax	5.00%	8/1/2036	AAA		$3,000	$3,578,310
NYC TFA - Future Tax	5.00%	8/1/2037	AAA		1,800	2,137,554
NYC TFA - Future Tax	5.00%	8/1/2040	Aa1		2,500	2,991,700
NYC TFA - Future Tax	5.00%	8/1/2041	Aa1		1,500	1,793,625
NYC TFA - Future Tax	5.00%	2/1/2043	AAA		2,000	2,369,880
NYC TFA - Future Tax	5.00%	5/1/2043	AAA		1,010	1,201,304
PR Corp Sales Tax(d)	5.75%	8/1/2037	Ca		4,600	460,000
Total						57,842,154

Tobacco 3.67%

Erie Co Tobacco	Zero Coupon	6/1/2055	NR		8,000	401,440
Monroe Tobacco	Zero Coupon	6/1/2061	NR		10,000	310,600
Nassau CO Tobacco	5.125%	6/1/2046	B-		2,030	2,030,020
Rockland Tobacco	Zero Coupon	8/15/2060	NR		10,450	375,364
Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,449,690
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	A-		1,175	1,287,506
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	NR		1,350	1,365,863
TSASC	5.00%	6/1/2034	A-		1,000	1,147,880
TSASC	5.00%	6/1/2035	A-		200	228,700
TSASC	5.00%	6/1/2036	A-		100	114,001
TSASC	5.00%	6/1/2041	BBB+		300	337,860
TSASC	5.00%	6/1/2048	NR		2,700	2,707,965
Westchester Tobacco Asset Sec Corp	5.125%	6/1/2051	BB+		1,750	1,803,287
Total						13,560,176

Transportation 19.34%

Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2034	A+		600	710,598
Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2035	A+		1,355	1,601,203
Buffalo & Erie PBA - Peace Bridge	5.00%	1/1/2036	A+		695	820,072
MTA NY	5.00%	11/15/2023	AA-		2,455	2,830,566
MTA NY	5.00%	11/15/2023	AA-		1,000	1,160,760
MTA NY	5.00%	11/15/2027	AA-		350	415,461
MTA NY	5.00%	11/15/2028	AA-		2,025	2,516,123
MTA NY	5.00%	11/15/2028	AA-		705	851,866
MTA NY	5.00%	11/15/2028	AA-		675	844,911
MTA NY	5.00%	11/15/2029	AA-	(c)	1,500	1,779,210
MTA NY	5.00%	11/15/2041	AA-		1,000	1,162,240
MTA NY	5.25%	11/15/2028	AA-		3,740	4,541,706
MTA NY	5.25%	11/15/2029	AA-		1,000	1,186,950
Niagara Frontier Trsp - Buffalo Intl Arpt AMT	5.00%	4/1/2027	Baa1		1,000	1,136,850
NY Bridge Auth	4.00%	1/1/2027	AA-		1,000	1,080,810
NY Trans Dev Corp - LaGuardia Airport AMT	5.00%	7/1/2046	Baa3		3,950	4,344,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NY Trans Dev Corp - LaGuardia Airport AMT	5.25%	1/1/2050	Baa3	$8,300	$9,223,790
NY Trans Dev Corp - TOGA AMT	5.00%	1/1/2023	Baa1	1,500	1,683,285
NY Twy Auth	5.00%	1/1/2032	A	1,750	2,054,902
NY Twy Auth	5.00%	1/1/2036	A	1,760	1,974,368
NY Twy Auth	5.25%	1/1/2056	A-	1,000	1,179,890
Port Auth NY & NJ	4.00%	12/1/2022	AA-	1,560	1,709,760
Port Auth NY & NJ	5.00%	11/15/2042	AA-	1,250	1,505,937
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	Baa1	170	182,058
Port Auth NY & NJ - JFK IAT	5.50%	12/1/2031	Baa1	295	324,273
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2036	Baa1	875	974,803
Port Auth NY & NJ - JFK IAT	6.00%	12/1/2042	Baa1	1,190	1,324,292
Port Auth NY & NJ - JFK IAT CR (AGM)	5.50%	12/1/2031	AA	225	247,091
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2036	AA	400	445,020
Port Auth NY & NJ - JFK IAT CR (AGM)	6.00%	12/1/2042	AA	1,615	1,791,439
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,615	1,765,470
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,386,913
Port Auth NY & NJ AMT	5.00%	10/15/2027	AA-	1,000	1,212,400
Port Auth NY & NJ AMT	5.00%	11/15/2032	AA-	1,750	2,073,015
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,680,153
Port Auth NY & NJ AMT	5.00%	10/15/2033	AA-	1,000	1,188,610
Port Auth NY & NJ AMT	5.00%	4/1/2036	AA-	1,000	1,171,240
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,366,350
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	1,525	1,779,492
Triborough Brdg & Tunl Auth	5.00%	11/15/2026	A+	1,530	1,772,566
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	AA-	500	604,160
Triborough Brdg & Tunl Auth	5.00%	11/15/2028	AA-	600	724,992
Triborough Brdg & Tunl Auth	5.00%	11/15/2036	AA-	1,680	1,996,663
Triborough Brdg & Tunl Auth	5.00%	11/15/2038	AA-	1,000	1,200,190
Total					71,526,895

Utilities 7.47%

Guam Pwr Auth	5.00%	10/1/2020	BBB	500	534,725
Guam Pwr Auth	5.00%	10/1/2021	BBB	500	544,960
Guam Waterworks Auth	5.00%	7/1/2036	A-	400	445,752
Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,134,280
Long Island Power Auth	5.00%	9/1/2034	A-	2,000	2,286,520
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	2,081,141
Long Island Power Auth	5.00%	9/1/2039	A-	1,000	1,134,110
Long Island Power Auth	5.00%	9/1/2047	A-	500	587,440
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,097,940
NYC Muni Water	5.00%	6/15/2035	AA+	1,550	1,781,182
NYC Muni Water	5.00%	6/15/2035	AA+	1,675	1,975,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

NYC Muni Water	5.00%	6/15/2036	AA+	$2,250	$2,631,307
NYC Muni Water	5.00%	6/15/2036	AA+	1,750	2,046,572
NYC Muni Water	5.00%	6/15/2046	AA+	1,500	1,786,035
NYC Muni Water	5.00%	6/15/2047	AA+	1,940	2,297,717
NYC Muni Water	5.25%	6/15/2037	AA+	1,500	1,838,385
NYC Muni Water	5.25%	6/15/2047	AA+	1,000	1,213,040
PR Aqueduct & Swr Auth	5.25%	7/1/2042	CC	790	488,813
PR Aqueduct & Swr Auth	6.00%	7/1/2044	CC	445	284,244
PR Elec Pwr Auth(d)	5.75%	7/1/2036	Ca	1,250	414,063
Total					27,603,654
Total Municipal Bonds (cost $358,610,191)					363,555,136

	Interest Rate#	Interest Rate Reset Date(e)	Final Maturity Date
SHORT-TERM INVESTMENTS 0.40%

Variable Rate Demand Notes 0.40%

General Obligation 0.19%

NYC GO	1.78%	1/2/2018	6/1/2044	AA	700	700,000

Money Market Securities 0.05%

NYC Muni Water	1.82%	1/2/2018	11/1/2022	AAA	200	200,000

Utilities 0.16%

NYC Muni Water	1.80%	1/2/2018	8/1/2031	AAA	500	500,000
NYC Muni Water	1.82%	1/2/2018	8/1/2022	AAA	100	100,000
Total						600,000

Total Short-Term Investments (cost $1,500,000)						1,500,000

Total Investments in Securities 98.73% (cost $360,110,191)						365,055,136

Cash and Other Assets in Excess of Liabilities(f) 1.27%						4,684,828

Net Assets 100.00%						$369,739,964

Note: See Footnotes to Schedule of Investments on page 118 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2017

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	March 2018	16	Short	$(2,454,972)	$(2,448,000)	$6,972

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$363,555,136	$—	$363,555,136
Variable Rate Demand Notes	—	1,500,000	—	1,500,000
Total	$—	$365,055,136	$—	$365,055,136
Other Financial Instruments
Futures Contracts
Assets	$6,972	$—	$—	$6,972
Liabilities	—	—	—	—
Total	$6,972	$—	$—	$6,972

(1)	Refer to Note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry.
(3)	There were no Level 1/Level 2 transfers during the period ended December 31, 2017.

See Notes to Schedule of Investments.

Footnotes to Schedule of Investments

AMT	Income from this security may be subject to Alternative Minimum Tax.
Auction Rate Based	Rates reset based on auctions, typically every 7,14, 28 or 35 days.
COP	Certificates of Participation.
CPI	Consumer Price Index: Rates fluctuates based on CPI.
CR	Custodial Receipt.
GTD	Guaranteed.
LIBOR	London Interbank Offered Rate
NR	Not Rated.
PSF	Permanent School Fund.
TCRS	Transferable Custodial Receipts.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2017.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	Variable rate is fixed to float: Rate remains fixed until designated future date.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	This investment has been rated by Fitch IBCA.
(d)	Defaulted security (non-income producing security).
(e)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount. The interest rate resets on a periodic basis.
(f)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(g)	Level 3 Investment as described in Note 2(f) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(h)	Stub Rights issued in connection with a plan of reorganization.
(i)	Security is perpetual and has no stated maturity date.
(j)	Level 3 Investment as described in Note 2(f) in the Notes to Financials. Security fair valued by the Pricing Committee.

See Notes to Schedule of Investments.

Footnotes to Schedule of Investments

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
AMBAC	AMBAC Assurance Corporation
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual
BHAC	Berkshire Hathaway Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following nine portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett Short Duration High Yield Municipal Bond Fund (“Short Duration High Yield”)
Lord Abbett California Tax Free Income Fund (“California”)
Lord Abbett New Jersey Tax Free Income Fund (“New Jersey”)
Lord Abbett New York Tax Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, Short Duration High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield and Short Duration High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield and Short Duration High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Notes to Schedule of Investments (unaudited)(continued)

Investments in open-end money market mutual funds are valued at their net asset value (“NAV”) as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2017, as well as the average trust certificates for the period then ended December 31, 2017:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$—	—	$—	$—
Intermediate	1,250,000	1.74%	2,663,438	1,250,000
AMT Free	—	—	—	—
National	26,250,000	1.73% - 1.77%	58,110,988	35,850,000
High Yield	9,250,000	1.74%	19,357,493	15,078,000
Short Duration High Yield	—	—	—	—
California	—	1.74%	—	300,000
New Jersey	—	—	—	—
New York	—	—	—	—

Notes to Schedule of Investments (unaudited)(continued)

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of December 31, 2017, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of December 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of December 31, 2017, the aggregate unrealized gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain/(Loss)
Short Duration	$1,527,987,687	$7,423,350	$(9,238,999)	$(1,815,649)
Intermediate	4,250,306,594	155,527,028	(56,148,014)	99,379,014
AMT Free	198,643,804	10,055,317	(3,574,026)	6,481,291
National	1,984,682,701	134,347,692	(36,296,850)	98,050,842
High Yield	2,116,826,224	152,789,225	(155,996,132)	(3,206,907)
Short Duration High Yield	223,657,710	3,079,257	(3,795,450)	(716,193)
California	295,311,224	20,000,865	(2,984,828)	17,016,037
New Jersey	93,805,173	4,544,723	(3,434,864)	1,109,859
New York	360,110,191	13,373,098	(8,428,153)	4,944,945

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts and wash sales.

4. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into U.S. Treasury futures contracts during the period ended December 31, 2017 (as described in note 2(c)) to economically hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2017:

Net Unrealized Appreciation (Depreciation) as of December 31, 2017
Short Duration	$—
Intermediate	—
AMT Free	—
National	—
High Yield	(150,116)
Short Duration High Yield	10,523
California	—
New Jersey	(6,266)
New York	6,972

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 27, 2018

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 27, 2018